UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑09037

Nuveen Investment Trust III
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2026

Nuveen Floating Rate Income Fund
Class A Shares/NFRAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$97	0.95%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.23% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	5.23%	5.65%	4.93%

Class A Shares at maximum sales charge (Offering Price)	2.07%	5.01%	4.61%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

What did the Fund invest in? (as of August 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D713_AR_0826 5945598

3

Annual Shareholder Report August 31, 2026

Nuveen Floating Rate Income Fund
Class C Shares/NFFCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$174	1.70%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 4.39% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	4.39%	4.86%	4.30%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

What did the Fund invest in? (as of August 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D697_AR_0826 5945598

3

Annual Shareholder Report August 31, 2026

Nuveen Floating Rate Income Fund
Class R6 Shares/NFRFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$65	0.63%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.53% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	5.53%	6.00%	5.29%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

What did the Fund invest in? (as of August 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D556_AR_0826 5945598

3

Annual Shareholder Report August 31, 2026

Nuveen Floating Rate Income Fund
Class I Shares/NFRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$72	0.70%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.51% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	5.51%	5.93%	5.20%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

What did the Fund invest in? (as of August 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D689_AR_0826 5945598

3

Annual Shareholder Report August 31, 2026

Nuveen High Yield Income Fund
Class A Shares/NCOAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$102	0.99%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.28% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.28%	4.37%	5.14%

Class A Shares at maximum sales charge (Offering Price)	1.23%	3.36%	4.63%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D754_AR_0826 5945604

3

Annual Shareholder Report August 31, 2026

Nuveen High Yield Income Fund
Class C Shares/NCFCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.74%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 5.51% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.51%	3.59%	4.51%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D747_AR_0826 5945604

3

Annual Shareholder Report August 31, 2026

Nuveen High Yield Income Fund
Class R6 Shares/NCSRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$62	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.65% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	6.65%	4.77%	5.53%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D564_AR_0826 5945604

3

Annual Shareholder Report August 31, 2026

Nuveen High Yield Income Fund
Class I Shares/NCOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.74%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.55% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	6.55%	4.64%	5.40%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67066D739_AR_0826 5945604

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust III

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

August 31, 2026	$83,792	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2025	$83,688	$0	$18	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

August 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

August 31, 2026	$0	$0	$10,744,285	$10,744,285
August 31, 2025	$18	$0	$11,084,014	$11,084,032

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and the Board of Trustees of
Nuveen Investment Trust III and Nuveen Investment Trust V and Shareholders of Nuveen
Credit Income Fund, Nuveen Flexible Income Fund, Nuveen Floating Rate Income Fund,
Nuveen High Yield Income Fund, Nuveen Preferred Securities and Income Fund and Nuveen
Strategic Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Credit Income Fund and Nuveen Strategic Income Fund (two of the funds constituting Nuveen Investment
Funds, Inc.), Nuveen Floating Rate Income Fund and Nuveen High Yield Income Fund (constituting Nuveen Investment
Trust III) and Nuveen Flexible Income Fund and Nuveen Preferred Securities and Income Fund (two of the funds constituting Nuveen Investment Trust V) (hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2026 and, for Nuveen Credit Income Fund and Nuveen Strategic
Income Fund, the financial highlights for the year ended June 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026, and each of the financial highlights for each of the two years in the period ended August 31, 2026 and, for Nuveen Credit Income Fund and
Nuveen Strategic Income Fund, the financial highlights for the year ended June 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Nuveen Flexible Income Fund, Nuveen Floating Rate Income Fund, Nuveen High Yield
Income Fund and Nuveen Preferred Securities and Income Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
The financial statements of the Nuveen Credit Income Fund and Nuveen Strategic Income Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended August 31, 2024, 2023 and 2022
(not presented herein, other than the financial highlights) were audited by other auditors whose report dated October
29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm
(continued)

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2026
Credit Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
54271214 ASSET-BACKED SECURITIES - 14.5% 54271214
AUTOMOBILE ABS - 1.3%
$ 1,000,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7.430% 10/20/28 $ 1,009,932
2,000,000 (a) Avis Budget Rental Car Funding LLC, Series 2026 4A 7.670 12/20/32 1,998,285
2,840 (a) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 374,602
1,000,000 (a) Exeter Automobile Receivables Trust 2026-3, Series 2026 3A 7.420 07/17/34 997,480
500,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 473,013
TOTAL AUTOMOBILE ABS 4,853,312
COMMERCIAL MBS - 0.5%
1,000,000 (a) LMRK Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 996,182
900,000 (a) LMRK Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 897,416
TOTAL COMMERCIAL MBS 1,893,598
FINANCIAL SERVICES - 0.1%
500,000 (a) Oportun Issuance Trust 2024-2, Series 2024 2 10.470 02/09/32 507,561
TOTAL FINANCIAL SERVICES 507,561
OTHER ABS - 12.3%
1,000,000 (a) Adams Outdoor Advertising LP, Series 2026 1 8.428 07/20/56 997,289
1,000,000 (a) Affirm Master Trust, Series 2025 1A 7.180 02/15/33 1,004,708
375,000 (a),(b) Apidos CLO Lvi, Series 2026 56A, (TSFR3M + 5.300%) 9.025 04/24/39 379,883
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.753 10/15/38 349,687
500,000 (a),(b) Ballyrock CLO 22 Ltd, Series 2024 22AR, (TSFR3M + 5.750%) 9.375 07/15/39 502,170
625,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9.715 04/15/39 637,325
1,000,000 (a) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 980,403
1,000,000 (a),(b) Carlyle US CLO 2025-4 Ltd, Series 2025 4A, (TSFR3M +
5.000%)
8.810 10/25/37 1,002,912
500,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
9.668 04/15/39 510,868
1,000,000 (a) Centersquare Issuer LLC, Series 2025 1A 5.900 03/26/55 960,114
500,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 4.800%) 8.529 10/20/38 498,672
675,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.479 04/19/35 659,088
500,000 (a),(b) CIFC Funding 2025-VII Ltd, Series 2025 7A, (TSFR3M +
4.750%)
8.483 01/22/39 501,766
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,032,845
1,000,000 (a) DataBank Issuer, Series 2026 1A 6.493 02/25/56 989,088
421,672 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 422,767
1,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 983,873
250,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.579 01/20/39 250,286
500,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd, Series 2020 8A,
(TSFR3M + 2.900%)
6.568 10/20/34 500,581
1,500,000 (a) Goto Foods Funding LLC, Series 2026 1A 6.854 04/30/56 1,483,404
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.121 08/15/28 999,167
1,015,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.371 08/15/28 1,015,526
900,022 (a) Hilton Grand Vacations Trust 2026-2, Series 2026 2A 6.000 03/27/45 872,703
341,448 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 341,816
512,173 (a) Hin Timeshare Trust, Series 2025 B 9.410 05/15/45 506,097
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 769,714
500,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 482,029
1,250,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 7.653 02/25/56 1,256,307
1,000,000 (a) LMDV Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,006,403
1,000,000 (a) LMDV Issuer Co LLC, Series 2026 1A 7.570 07/17/56 1,000,937
335,000 (a),(b) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8.680 04/15/39 337,362
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 506,218
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 7.112 12/20/55 990,987
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2026 1A 7.100 04/20/56 991,759
1,525,000 (a),(c) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 358,833
375,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
10.000 04/17/40 382,342

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS (continued)
$ 1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.729% 07/20/39 $ 990,805
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.593 10/16/37 1,001,197
650,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.943 10/16/37 643,162
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, Series 2022
47A, (TSFR3M + 2.800%)
7.005 04/16/35 498,317
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 997,235
525,000 (a) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 513,905
250,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 249,917
500,000 (b) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 493,223
3,000,000 (a) OHS Issuer LLC, Series 2026 1 8.350 02/25/61 2,904,299
995,000 (a) OHS Issuer LLC, Series 2026 1 5.980 02/25/61 964,666
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,004,549
1,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 978,759
1,000,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.753 01/15/38 884,654
428,338 (a) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6.860 01/21/42 425,060
1,300,706 (a) Sierra Timeshare 2026-2 Receivables Funding LLC, Series 2026
2A
7.190 05/20/43 1,298,911
750,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 12.861 04/20/34 172,799
2,500,000 (a) TSC SPV Funding LLC, Series 2026 1A 8.905 05/20/56 2,476,114
1,000,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,032,872
1,000,000 (a) VB-S1 Issuer LLC, Series 2026 1A 6.843 03/15/56 996,175
1,000,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,023,735
TOTAL OTHER ABS 46,016,283
SOFTWARE & SERVICES - 0.3%
1,000,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7.350 09/15/29 1,000,460
TOTAL SOFTWARE & SERVICES 1,000,460
TOTAL ASSET-BACKED SECURITIES
(Cost $55,811,980) 54,271,214
SHARES DESCRIPTION VALUE
77317 COMMON STOCKS - 0.0% 77317
TELECOMMUNICATION SERVICES - 0.0%
4,163 (d) Altice France Lux 3 77,228
TOTAL TELECOMMUNICATION SERVICES 77,228
TRANSPORTATION - 0.0%
8,907 (c),(d) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $70,505) 77,317
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
210873900 CORPORATE BONDS - 56.4% (e) 210873900
AUTOMOBILES & COMPONENTS - 1.2%
910,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125 04/15/31 907,493
431,900 (a),(f) Dexko Global Inc 7.500 04/15/32 360,720
865,000 (a) Dorman Products Inc 6.250 06/15/34 873,373
300,000 Goodyear Tire & Rubber Co/The 6.625 07/15/30 289,931
200,000 Goodyear Tire & Rubber Co/The 8.875 07/15/32 203,985
730,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 771,601
625,000 (a) Phinia Inc 6.625 10/15/32 635,017
200,000 (a) ZF North America Capital Inc 6.875 04/23/32 200,421
300,000 (a) ZF North America Capital Inc 7.500 03/24/31 307,655
TOTAL AUTOMOBILES & COMPONENTS 4,550,196

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 2.5%
$ 375,000 (a),(g),(h) Akbank TAS 0.000 % N/A $ 362,630
500,000 (a),(g),(h) Banco Mercantil del Norte SA/Grand Cayman 6.625 N/A 479,535
825,000 (a),(h) Banco Nacional de Mexico SA 6.697 08/07/36 815,100
600,000 (a),(h) Bank Hapoalim BM, Reg S 3.255 01/21/32 596,385
1,100,000 (a),(f),(g),(h) BNP Paribas SA 7.200 N/A 1,085,867
1,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 1,008,377
1,000,000 (a),(g),(h) Credit Agricole SA 7.125 N/A 1,009,953
750,000 (g),(h) Lloyds Banking Group PLC 6.750 N/A 762,451
700,000 (a),(g),(i) NBK Tier 1 Ltd 6.375 N/A 701,761
1,500,000 (a),(f),(g),(h) Societe Generale SA 7.125 N/A 1,471,475
800,000 (a),(i) Turkiye Is Bankasi AS 8 .400 07/23/38 798,912
400,000 (a) Turkiye Vakiflar Bankasi TAO 7.250 07/31/30 400,020
TOTAL BANKS 9,492,466
CAPITAL GOODS - 2.9%
900,000 (a) ADI Global Distribution Funding LLC 7.125 07/15/34 929,718
625,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 646,219
555,000 (a),(f) Alta Equipment Group Inc 9.000 06/01/29 538,569
550,000 (a) Builders FirstSource Inc 6.375 03/01/34 544,500
1,250,000 (a) Columbus McKinnon Corp/NY 7 .125 01/31/33 1,264,875
950,000 (a) Core & Main LP 6.000 07/01/34 947,251
500,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 507,870
590,000 (a) Goat Holdco LLC 6.750 02/01/32 601,797
400,000 (a) Herc Holdings Inc 6.000 03/15/34 394,442
700,000 (a) LSF12 Helix Parent LLC 7.125 02/01/33 700,279
530,000 (a) Masterbrand Inc 7.000 07/15/32 529,768
400,000 (a) Quikrete Holdings Inc 6.375 03/01/32 404,984
575,000 (a) QXO Building Products Inc 6.500 07/15/31 581,494
115,000 (a) QXO Building Products Inc 6.875 07/15/34 116,367
360,000 (a) Standard Building Solutions Inc 6.250 08/01/33 357,334
355,000 (a) Synergy Infrastructure Holdings LLC 7.000 07/15/34 361,148
400,000 (a) Terex Corp 6.250 10/15/32 403,717
450,000 (a) TransDigm Inc 6.375 05/31/33 451,223
675,000 (a) TransDigm Inc 6.125 07/31/34 667,220
TOTAL CAPITAL GOODS 10,948,775
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
635,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 660,394
600,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 607,829
415,000 (a) CACI International Inc 6.375 06/15/33 420,550
750,000 (a) Garda World Security Corp 8.375 11/15/32 766,942
655,000 (a) Neptune Bidco US Inc 9.290 04/15/29 670,869
1,020,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,062,664
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,189,248
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
300,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 286,162
900,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 943,032
250,000 (a) Dealer Tire Financial LLC 10.375 10/01/31 248,647
300,000 Kohl's Corp 5.125 05/01/31 270,984
345,000 (a) Michaels Cos Inc/The 8.500 03/15/33 341,529
525,000 (a) Park River Holdings Inc 8.000 03/15/31 527,812
200,000 (a),(f) Park River Holdings Inc 8.750 12/31/30 189,435
310,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 309,482
725,000 (a) QXO Building Products Inc 6.750 04/30/32 741,547
260,000 (a) Staples Inc 10.750 09/01/29 249,789
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,108,419
CONSUMER DURABLES & APPAREL - 0.6%
474,643 (a) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 509,459
330,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 141,900
525,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 537,430
130,000 (a),(f) MajorDrive Holdings IV LLC 6.375 06/01/29 109,704
430,000 (a) S&S Holdings LLC 8.375 10/01/31 409,989
310,000 Whirlpool Corp 4.750 02/26/29 294,181

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 200,000 (a) Whirlpool Corp 7.500% 07/01/31 $ 200,254
TOTAL CONSUMER DURABLES & APPAREL 2,202,917
CONSUMER SERVICES - 1.9%
400,000 (a),(f) Carnival Corp Ltd 6.125 02/15/33 400,969
935,000 (a) Carnival Corp Ltd 5.750 08/01/32 925,300
500,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6.750 01/15/30 489,428
200,000 Fortune Star BVI Ltd, Reg S 8.500 05/19/28 203,984
600,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 589,266
950,000 (a),(f) Motion Bondco DAC 6.625 11/15/27 895,404
450,000 (a) NCL Corp Ltd 6.750 02/01/32 437,712
805,000 (a) Pioneer Opco LLC 7.000 05/15/33 819,005
400,000 (a) Sabre GLBL Inc 11.125 07/15/30 393,500
675,000 (a) Travel + Leisure Co 6 .125 09/01/33 665,829
500,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 499,943
585,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 585,058
TOTAL CONSUMER SERVICES 6,905,398
ENERGY - 7.1%
565,000 (a) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 557,785
595,000 (a) Archrock Services LP / Archrock Partners Finance Corp 6.000 02/01/34 585,215
600,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 605,986
500,000 (a) Azule Energy Finance Plc 8.125 01/23/30 507,546
245,000 (a) Borr IHC Ltd / Borr Finance LLC 8.750 01/15/32 237,952
1,080,000 (a) Bristow Group Inc 6.750 02/01/33 1,087,683
300,000 Buckeye Partners LP 5.850 11/15/43 267,039
455,000 (a) California Resources Corp 7.000 01/15/34 454,960
1,000,000 (a) CNX Resources Corp 7.250 03/01/32 1,029,330
670,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 655,295
162,000 (a) CVR Energy Inc 5.750 02/15/28 161,747
590,000 (a) CVR Energy Inc 7.500 02/15/31 607,921
805,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 828,535
1,150,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,202,625
698,000 (a) Gran Tierra Energy Inc 9.750 04/15/31 723,845
290,000 (a) Harvest Midstream I LP 7.500 05/15/32 300,968
330,000 (a) Harvest Midstream I LP 6.750 05/15/34 334,871
350,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 02/01/31 345,542
300,000 (a) Indika Energy Tbk PT 8.750 05/07/29 307,447
1,450,000 (a) ITT Holdings LLC 6.500 08/01/29 1,445,509
665,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 671,415
500,000 (a),(f) Kosmos Energy Ltd 8.750 10/01/31 450,350
475,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp
6.625 08/15/34 480,377
310,000 (a) Matador Resources Co 6.250 04/15/33 309,984
270,000 (a) Matador Resources Co 6.000 04/15/34 264,458
600,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 608,483
700,000 (a) Pluspetrol SA 7.550 09/30/37 692,272
600,000 (a) Raizen Fuels Finance SA 6.700 02/25/37 340,500
650,000 (a) Seadrill Finance Ltd 6.750 07/15/34 637,175
600,000 (a) SM Energy Co 7.000 08/01/32 613,551
830,000 (a) Solaris Energy Infrastructure LLC 6.375 05/15/31 824,012
750,000 (a) Sunoco LP 6.250 07/01/33 753,958
1,070,000 (a),(g),(i) Sunoco LP 7.875 N/A 1,103,286
685,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 677,338
820,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 836,463
227,692 (a) Transocean Aquila Ltd 8.000 09/30/28 232,415
230,000 (a) Transocean International Ltd 7.875 10/15/32 241,520
500,000 (a) Venture Global LNG Inc 8.375 06/01/31 519,946
800,000 (a),(g),(i) Venture Global LNG Inc 9.000 N/A 810,969
410,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 424,015
1,000,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 1,052,625
400,000 (a) Venture Global Plaquemines LNG LLC 6.500 06/15/34 413,644

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 600,000 (a) Vista Energy Argentina SAU 7.875% 04/08/38 $ 612,822
200,000 (a) YPF SA 8.750 09/11/31 209,901
500,000 (a) YPF SA 8.250 01/17/34 519,582
TOTAL ENERGY 26,548,862
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
1,757,000 (i) Alexandria Real Estate Equities Inc 7.250 02/15/57 1,756,300
895,000 (a) Diversified Healthcare Trust 7.250 10/15/30 916,871
1,805,000 (a) Iron Mountain Inc 6 .250 01/15/33 1,819,274
695,000 (a) Millrose Properties Inc 6.375 08/01/30 704,667
850,000 (a) Millrose Properties Inc 6.250 09/15/32 852,842
1,078,000 (f) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,058,936
700,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 709,768
850,000 (a) Office Properties Income Trust/MD 9.000 03/31/29 862,242
180,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 183,597
315,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 310,414
905,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 893,659
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,068,570
FINANCIAL SERVICES - 6.5%
938,000 (g),(i) Ally Financial Inc 7.100 N/A 948,825
570,000 (a) Azorra Finance Ltd 7.250 01/15/31 589,965
640,000 (a) Azorra Finance Ltd 6.250 02/15/34 631,987
200,000 (a) Banco BTG Pactual SA/Cayman Islands 5.500 01/27/31 196,800
750,000 (a) Block Inc 6.000 08/15/33 748,636
1,350,000 (a),(f) Burford Capital Global Finance LLC 6.250 04/15/28 1,338,350
295,000 (a),(f) Burford Capital Global Finance LLC 8 .500 01/15/34 267,565
600,000 (g),(h) Deutsche Bank AG, Reg S 8.130 N/A 629,552
EUR 600,000 (g),(h) Deutsche Bank AG, Reg S 7.125 N/A 735,311
2,500,000 (a) Encore Capital Group Inc 6.625 06/01/32 2,507,339
200,000 (a) Figure Technology Solutions Inc 8.500 07/31/31 202,363
520,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 522,486
1,676,000 (i) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 1,689,604
1,071,000 (i) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,125,334
790,000 (a) Hunt Cos Inc 5.250 04/15/29 763,535
1,755,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 1,742,359
300,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 256,366
700,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 669,988
100,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 92,496
450,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 436,051
500,000 (a) Ittihad International II Ltd 7.375 11/13/30 503,495
150,000 OneMain Finance Corp 7.125 09/15/32 152,064
640,000 OneMain Finance Corp 5.375 11/15/29 630,871
1,350,000 (a) Osaic Holdings Inc 6.750 08/01/32 1,358,139
505,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 486,138
400,000 (a) Rocket Cos Inc 6.375 08/01/33 405,140
300,000 (a) Sammaan Capital Ltd 8.950 08/28/28 312,329
315,000 (a) Starwood Property Trust Inc 6.000 04/15/30 316,214
430,000 (a) Starwood Property Trust Inc 6.500 10/15/30 437,725
1,690,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 1,718,235
1,000,000 (a),(g),(h) UBS Group AG 9.250 N/A 1,138,957
685,000 (a) WEX Inc 6.500 03/15/33 688,742
TOTAL FINANCIAL SERVICES 24,242,961
FOOD, BEVERAGE & TOBACCO - 1.2%
615,000 (a) Arcor SAIC 7.600 07/31/33 638,616
600,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 607,388
100,000 (a) Fiesta Purchaser Inc 9.625 09/15/32 97,901
500,000 (a),(g),(i) Grupo Nutresa SA 7.875 N/A 493,650
400,000 (a) MARB BondCo PLC 3.950 01/29/31 350,996
300,000 (a) Minerva Luxembourg SA 8.875 09/13/33 306,501
600,000 (a) Minerva Luxembourg SA 7.500 04/22/36 562,176
750,000 (a) Post Holdings Inc 6.375 03/01/33 736,961

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 830,000 (a) Viking Baked Goods Acquisition Corp 8.625% 11/01/31 $ 830,872
TOTAL FOOD, BEVERAGE & TOBACCO 4,625,061
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
700,000 (a) Auna SA / Oncosalud SAC 8.750 11/06/32 704,375
250,000 (a),(f) CHS/Community Health Systems Inc 6.125 04/01/30 213,686
300,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 280,095
478,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 507,214
800,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 795,957
1,010,000 (a) Gainwell Acquisition Corp 9.000 09/01/31 1,052,043
995,000 (a) Global Medical Response Inc 7.375 10/01/32 1,031,317
615,000 (a) Insulet Corp 6.500 04/01/33 624,748
670,000 (a) LifePoint Health Inc 7.000 05/01/34 629,967
290,000 (a) Molina Healthcare Inc 6.500 02/15/31 294,632
500,000 (a) National Mentor Holdings Inc 10.500 12/15/30 532,252
565,000 (a) Prestige Brands Inc 6.250 07/15/34 567,427
595,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 617,013
900,000 (a) Rede D'or Finance Sarl 6.550 04/28/36 871,650
615,000 (a) Team Health Holdings Inc 8.375 06/30/28 614,988
625,000 (a) Tenet Healthcare Corp 6.000 11/15/33 626,859
200,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 196,047
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,160,270
INSURANCE - 2.8%
520,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 478,471
310,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 264,659
850,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 853,998
1,365,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,349,739
1,060,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 1,081,256
450,000 (a) Ardonagh Group Finance Ltd 8.875 02/15/32 451,202
250,000 (a),(b) Armor RE II Ltd (3-Month U.S. Treasury Bill + 5.000%) 8.814 06/07/29 254,000
635,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 631,710
417,000 (a),(b) Bonanza RE Ltd (MSMMUSTF + –%) 3.560 01/08/27 399,778
900,000 (a) CRC Insurance Group LLC 7.125 06/01/31 900,221
485,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 502,544
450,000 (a) HUB International Ltd 7.375 01/31/32 461,899
415,000 (a),(b) Integrity RE III Ltd (Federated Hermes U.S. Treasury Cash
Reserves Fund Yield + 7.000%)
10.500 06/07/29 428,903
250,000 (a),(b) Meadows Ltd (3-Month U.S. Treasury Bill + 7.500%) 11 .362 12/07/29 250,475
500,000 (a),(b) Residential Reinsurance 2025 Ltd (GSMMUSTI + 5.740%) 9.310 06/06/29 530,750
450,000 (a),(b) Residential Reinsurance 2026 Ltd (JMMMUSTF + 4.500%) 8.090 06/06/30 457,470
1,000,000 (a),(g),(i) SBL Holdings Inc 9.508 N/A 943,843
TOTAL INSURANCE 10,240,918
MATERIALS - 4.0%
300,000 (a) Ardagh Group SA, (cash 6.000%, PIK 5.000% or cash 5.500%,
PIK 6.500%)
11.000 12/01/30 287,200
325,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 326,668
825,000 (a) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 838,495
600,000 Celanese US Holdings LLC 7 .550 11/15/30 635,111
445,000 Celanese US Holdings LLC 6.750 04/15/33 452,979
200,000 (a),(g),(i) Cemex SAB de CV 7.200 N/A 206,630
520,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 523,484
550,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 551,471
400,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 395,152
420,000 (a) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 420,409
400,000 (a) Commercial Metals Co 5 .750 11/15/33 393,744
320,000 (a) FMC Corp 8.125 06/01/31 331,914
260,000 FMC Corp 3.450 10/01/29 241,441
260,000 (a),(f) Herens Holdco Sarl 4.750 05/15/28 228,706
875,000 (a) INEOS Finance PLC 6.750 05/15/28 873,770
400,000 (a) LD Celulose International GmbH 7.950 01/26/32 416,819

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 500,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750% 07/25/29 $ 502,821
400,000 (a) Magnera Corp 4.750 11/15/29 377,045
420,000 (a) Methanex US Operations Inc 6.250 03/15/32 425,264
370,000 (a) Mineral Resources Ltd 7.000 04/01/31 381,571
1,185,000 (a) Mineral Resources Ltd 6.000 05/01/32 1,169,498
400,000 (a) Novelis Corp 6.375 08/15/33 400,974
660,000 (a) Olin Corp 6.625 04/01/33 647,585
500,000 (a) Orbia Advance Corp SAB de CV 5.875 09/17/44 398,397
500,000 (a) Orbia Advance Corp SAB de CV 7.500 05/13/35 504,269
300,000 (a),(f) Owens-Brockway Glass Container Inc 7.250 05/15/31 278,255
370,000 (a) Qnity Electronics Inc 6.250 08/15/33 372,442
475,000 (a) Sasol Financing USA LLC 8.750 04/10/33 500,018
410,000 (a) Sword Purchaser LLC 8.250 04/15/33 424,342
700,000 UPL Corp Ltd, Reg S 4.625 06/16/30 651,406
375,000 (a) WR Grace Holdings LLC 5.625 08/15/29 356,725
350,000 (a) WR Grace Holdings LLC 7.375 03/01/31 350,504
TOTAL MATERIALS 14,865,109
MEDIA & ENTERTAINMENT - 4.8%
374,715 (a) Advantage Sales & Marketing Inc 9.000 11/15/30 311,411
900,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 811,698
750,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 698,029
260,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 233,001
350,000 (a) Directv Financing LLC 8.875 02/01/30 357,998
660,000 (a) Directv Financing LLC 8.875 02/01/30 675,210
38,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 37,896
1,200,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 1,269,905
2,040,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 2,129,760
475,000 Discovery Communications LLC 3.625 05/15/30 444,719
500,000 Discovery Global Holdings Inc 4.279 03/15/32 457,500
575,000 Discovery Global Holdings Inc 5.050 03/15/42 418,071
750,000 (j) DISH DBS Corp 5.125 06/01/29 692,812
270,000 (a) Gray Media Inc 7.250 08/15/33 269,978
400,000 (a) Gray Media Inc 7.500 09/15/34 399,541
800,000 Grupo Televisa SAB 5.250 05/24/49 552,056
370,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 380,030
410,000 (a) Neptune Bidco US Inc 10.375 05/15/31 430,805
540,000 (a) Neptune Bidco US Inc 9.500 02/15/33 554,440
1,145,000 (a) Nexstar Media Inc 6.500 09/15/33 1,150,104
1,515,000 (a) OAK-Eagle Acquireco Inc 7.250 07/01/33 1,575,477
625,000 (a) OAK-Eagle Acquireco Inc 8.750 07/01/34 663,328
240,000 Paramount Global 7.875 07/30/30 252,518
375,000 (f) Paramount Global 6.875 04/30/36 348,616
500,000 (a) Scripps Escrow II Inc 3.875 01/15/29 467,768
410,000 (a) Sirius XM Radio LLC 5.875 04/15/32 404,540
850,000 (a) Sirius XM Radio LLC 4.125 07/01/30 799,968
155,000 (a) Telesat Canada / Telesat LLC 6.500 10/15/27 100,712
315,000 (a) Univision Communications Inc 7.375 06/30/30 316,182
325,000 (a) Univision Communications Inc 9 .375 08/01/32 331,634
285,000 (a) Univision Communications Inc 8.875 04/15/33 281,685
200,000 (a),(f) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 177,622
TOTAL MEDIA & ENTERTAINMENT 17,995,014
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
350,000 (a) 1261229 BC Ltd 10.000 04/15/32 364,345
1,430,000 (a) Bausch Health Americas Inc 8.500 01/31/27 1,428,190
300,000 (a) Bausch Health Cos Inc 5.250 02/15/31 192,000
325,000 (a) Bausch Health Cos Inc 11.000 09/30/28 343,273
855,000 (a) Genmab A/S/Genmab Finance LLC 7.250 12/15/33 890,793
500,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 535,584
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 297,000
550,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 549,608
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,600,793

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
$ 600,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875% 12/04/30 $ 611,623
455,000 (a) CoreLogic Inc 9.000 08/01/31 451,875
115,000 (a) CoreLogic Inc 12.000 02/01/32 110,019
700,000 (a) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 680,013
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,853,530
SOFTWARE & SERVICES - 1.6%
605,000 (a) Amentum Holdings Inc 7.250 08/01/32 623,692
1,055,000 (a) AthenaHealth Group Inc 7 .500 02/15/32 1,086,663
595,000 (a) Cloud Software Group LLC 8.250 06/30/32 582,547
1,170,000 (a) Cloud Software Group LLC 6.500 03/31/29 1,164,589
560,000 (a) CoreWeave Inc 9.750 10/01/31 500,765
1,000,000 (a) Gen Digital Inc 6 .250 04/01/33 999,688
855,000 (a) Rackspace Finance LLC 3.500 05/15/28 713,925
155,000 (a) Rocket Software Inc 6.500 02/15/29 151,931
250,000 (a) Virtusa Corp 7.125 12/15/28 223,261
TOTAL SOFTWARE & SERVICES 6,047,061
TELECOMMUNICATION SERVICES - 4.5%
304,878 (a) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 308,879
500,000 (a) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 487,006
1,190,183 (a) Altice France SA 6.500 04/15/32 1,157,184
400,000 (a) APLD ComputeCo LLC 9.250 12/15/30 421,907
465,000 (a) APLD ComputeCo LLC 7.000 06/15/31 447,703
660,000 (a) Cipher Compute LLC 7.125 11/15/30 668,180
485,000 (a) Core Scientific Finance I LLC 7.750 05/15/31 470,587
200,000 (a) Galaxy Helios Data Centers II LLC 9.875 08/01/31 198,086
400,000 (a) Iliad Holding SAS 8.500 04/15/31 419,660
300,000 (a) Iliad Holding SAS 7.000 04/15/32 302,439
335,000 (a) Level 3 Financing Inc 7.500 02/15/37 332,373
970,000 (a) Level 3 Financing Inc 8.500 01/15/36 1,014,286
665,000 (a) Level 3 Financing Inc 7.000 03/31/34 680,217
480,000 (a) Level 3 Financing Inc 6.875 06/30/33 487,954
450,000 (a) Lumen Technologies Inc 4.500 01/15/29 429,264
525,000 (a) QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625 09/01/31 517,495
968,000 (i) Rogers Communications Inc 7.125 04/15/55 974,641
475,000 (a) SV RNO Property Owner 1 LLC 5.875 03/01/31 436,052
1,216,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 1,021,440
800,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 822,016
700,000 (a) Veon Midco BV 6.950 06/01/31 699,224
835,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 872,306
775,000 (a) WULF Compute LLC 7.750 10/15/30 805,303
1,918,646 (a) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 5.750 03/09/30 1,918,646
934,937 (a) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 7.125 09/09/30 928,636
TOTAL TELECOMMUNICATION SERVICES 16,821,484
TRANSPORTATION - 1.5%
920,000 (a) Alaska Airlines Inc 6.500 06/01/31 917,709
810,000 (a) Carrix Inc 6.125 08/01/33 809,307
340,000 (a),(f) Clue Opco LLC 9.500 10/15/31 343,045
500,000 (a) Corp Quiport SA 9.000 12/15/37 551,250
1,170,000 (a) GB AIT Buyer Inc 8.750 04/30/34 1,190,889
600,000 (a) Grupo Aeromexico SAB de CV 8.625 11/15/31 610,610
600,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 588,780
626,000 (a),(f) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 639,193
TOTAL TRANSPORTATION 5,650,783
UTILITIES - 4.0%
1,250,000 (i) AES Corp/The 6.950 07/15/55 1,232,624
825,000 (a) Alpha Generation LLC 6.250 01/15/34 808,425
794,000 (a),(i) AltaGas Ltd 7.200 10/15/54 821,282
515,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 506,843
500,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 483,268
830,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 844,525

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 225,000 (a) Energuate Trust 2 0 6.350% 09/15/35 $ 220,579
250,000 (i) EUSHI Finance Inc 7.625 12/15/54 258,300
1,120,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,107,107
300,000 (a) Long Ridge Energy LLC 8.750 02/15/32 309,881
300,000 (a) NRG Energy Inc 5.875 05/15/34 292,510
290,000 (a),(f) NRG Energy Inc 6.250 11/01/34 289,168
280,000 (a) NRG Energy Inc 6.000 02/01/33 278,699
305,000 (a),(g),(i) NRG Energy Inc 10.250 N/A 324,296
200,000 (a) Pampa Energia SA 7.875 12/16/34 206,400
700,000 (a) Pampa Energia SA 7.750 11/14/37 702,526
875,000 (i) PG&E Corp 7.375 03/15/55 879,389
725,000 (a) Saavi Energia Sarl 8.875 02/10/35 797,427
855,000 (a) Talen Energy Supply LLC 6.250 02/01/34 839,661
750,000 (a) Talen Energy Supply LLC 6.500 02/01/36 736,110
605,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 581,631
730,000 (a),(g),(i) Vistra Corp 8.875 N/A 777,998
820,000 (a) VoltaGrid LLC 7.375 11/01/30 825,233
590,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 632,183
TOTAL UTILITIES 14,756,065
TOTAL CORPORATE BONDS
(Cost $210,010,795) 210,873,900
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
29117142 MORTGAGE-BACKED SECURITIES - 7.8% 29117142
COMMERCIAL MBS - 4.2%
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.139 06/15/35 1,004,248
1,500,000 (b) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4.553 04/10/51 1,303,986
850,000 (b) Benchmark 2018-B4 Mortgage Trust, Series 2018 B4 4.661 07/15/51 740,223
1,500,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.897 12/15/62 1,087,755
761,018 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 755,663
2,000,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 2,002,270
725,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6.689 12/15/42 727,836
982,479 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850 10/15/37 987,093
1,000,000 (b) GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 4.322 05/10/50 765,316
1,000,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 938,859
2,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199 07/13/42 2,555,652
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2015-
JP1, Series 2015 JP1
4.622 01/15/49 1,847,030
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 1,042,286
TOTAL COMMERCIAL MBS 15,758,217
FINANCIAL SERVICES - 0.3%
1,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 595,030
900,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 492,750
TOTAL FINANCIAL SERVICES 1,087,780
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
40,630 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 39,278
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 39,278
WL COLLATERAL CMO - 3.3%
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 1,536,448
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 2,128,502
1,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.743 01/25/42 1,277,638
1,500,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 1,551,241

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO (continued)
$ 2,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087% 04/25/42 $ 2,100,294
850,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 8.150%)
11.795 03/25/43 935,104
1,500,000 (a),(b) Freddie Mac STACR Trust 2019-HQA2, Series 2019 HQA2,
(SOFR30A + 11.364%)
15.436 04/25/49 1,742,107
831,132 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 960,533
TOTAL WL COLLATERAL CMO 12,231,867
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $29,779,366) 29,117,142
SHARES DESCRIPTION RATE VALUE
2867268 PREFERRED STOCK - 0.7% 2867268
BANKS - 0.2%
27,750 Wintrust Financial Corp 7.875 726,773
TOTAL BANKS 726,773
FINANCIAL SERVICES - 0.2%
27,550 Synchrony Financial 8.250 713,545
TOTAL FINANCIAL SERVICES 713,545
INSURANCE - 0.3%
63,000 Enstar Group Ltd 7.000 1,426,950
TOTAL INSURANCE 1,426,950
TOTAL PREFERRED STOCK
(Cost $2,801,669) 2,867,268
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
17584400 SOVEREIGN DEBT - 4.7% 17584400
ANGOLA - 0.3%
600,000 (a) Angolan Government International Bond 9.375 03/31/33 621,001
400,000 (a) Angolan Government International Bond 9.875 03/31/37 413,876
TOTAL ANGOLA 1,034,877
ARGENTINA - 0.4%
900,000 Argentine Republic Government International Bond 4.125 07/09/35 679,950
600,000 Argentine Republic Government International Bond 2.500 07/09/41 422,280
500,000 (a) Provincia de Neuquen Argentina 7.350 08/25/34 491,915
TOTAL ARGENTINA 1,594,145
BAHAMAS - 0.2%
600,000 (a) Bahamas Government International Bond 8.250 06/24/36 661,404
TOTAL BAHAMAS 661,404
BAHRAIN - 0.1%
500,000 (a) Bahrain Government International Bond 7.375 05/14/30 499,811
TOTAL BAHRAIN 499,811
BARBADOS - 0.1%
200,000 (a) Barbados Government International Bond 8.000 06/26/35 211,832
TOTAL BARBADOS 211,832
BENIN - 0.1%
500,000 (a) Benin Government International Bond 7.960 02/13/38 528,320
TOTAL BENIN 528,320
BOLIVIA - 0.2%
625,000 (a) Bolivian Government International Bond 9.450 05/14/31 620,312
TOTAL BOLIVIA 620,312
COTE D'IVOIRE - 0.4%
800,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 792,277
700,000 (a) Ivory Coast Government International Bond 6.750 02/25/41 662,806
TOTAL COTE D'IVOIRE 1,455,083

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ECUADOR - 0.3%
$ 155,762 (a) Ecuador Government International Bond 6.900% 07/31/35 $ 142,444
311,523 Ecuador Government International Bond, Reg S 6.900 07/31/35 284,888
350,000 (a) Ecuador Government International Bond 9.250 01/29/39 352,975
500,000 (a) Ecuador Government International Bond 8.750 01/29/34 498,750
TOTAL ECUADOR 1,279,057
EGYPT - 0.2%
200,000 (a) Egypt Government International Bond 8.750 09/30/51 193,646
200,000 (a) Egypt Government International Bond 8.625 02/04/30 212,488
300,000 (a) Egyptian Financial Co for Sovereign Taskeek/The 6.375 04/07/29 301,650
TOTAL EGYPT 707,784
EL SALVADOR - 0.3%
400,000 (a) El Salvador Government International Bond 7.625 09/21/34 407,520
500,000 (a) El Salvador Government International Bond 7.650 06/15/35 517,990
TOTAL EL SALVADOR 925,510
GUATEMALA - 0.1%
300,000 (a) Guatemala Government Bond 3.700 10/07/33 263,445
TOTAL GUATEMALA 263,445
HONDURAS - 0.1%
200,000 (a) Honduras Government International Bond 5.625 06/24/30 198,996
TOTAL HONDURAS 198,996
JORDAN - 0.4%
600,000 (a) Jordan Government International Bond 5.850 07/07/30 602,401
600,000 (a) Jordan Government International Bond 5.750 11/12/32 588,100
TOTAL JORDAN 1,190,501
MONGOLIA - 0.1%
200,000 (a) Mongolia Government International Bond 6.625 02/25/30 204,350
TOTAL MONGOLIA 204,350
PAKISTAN - 0.1%
500,000 (a) Pakistan Government International Bond 7.375 04/08/31 502,241
TOTAL PAKISTAN 502,241
PANAMA - 0.2%
400,000 Panama Government International Bond 6.875 01/31/36 426,000
500,000 Panama Government International Bond 5.227 02/23/34 483,350
TOTAL PANAMA 909,350
PARAGUAY - 0.0%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 204,380
TOTAL PARAGUAY 204,380
ROMANIA - 0.2%
400,000 (a) Romanian Government International Bond 7.500 02/10/37 425,434
500,000 (a) Romanian Government International Bond 5.750 07/04/36 469,939
TOTAL ROMANIA 895,373
RWANDA - 0.1%
400,000 (a) Rwanda International Government Bond 5.500 08/09/31 385,289
TOTAL RWANDA 385,289
SENEGAL - 0.0%
300,000 (a) Senegal Government International Bond 6.250 05/23/33 150,995
TOTAL SENEGAL 150,995
SOUTH AFRICA - 0.2%
800,000 (a) Republic of South Africa Government International Bond 7 .100 11/19/36 852,366
TOTAL SOUTH AFRICA 852,366
SRI LANKA - 0.2%
800,000 (a) Sri Lanka Government International Bond 3.600 06/15/35 661,877
TOTAL SRI LANKA 661,877
TURKEY - 0.2%
800,000 Turkiye Government International Bond 6.800 11/04/36 772,915
TOTAL TURKEY 772,915

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VENEZUELA - 0.2%
$ 1,775,000 (j) Venezuela Government International Bond, Reg S 8.250% 10/13/24 $ 874,187
TOTAL VENEZUELA 874,187
TOTAL SOVEREIGN DEBT
(Cost $17,063,813) 17,584,400
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
55023840 VARIABLE RATE SENIOR LOAN INTERESTS - 14.7% 55023840
AUTOMOBILES & COMPONENTS - 0.5%
1,741,250 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.186 01/28/32 1,749,086
TOTAL AUTOMOBILES & COMPONENTS 1,749,086
CAPITAL GOODS - 3.1%
452,520 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.186 01/27/32 454,340
1,989,899 (b) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.936 12/26/30 1,971,492
440,400 (b) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.651 07/09/32 442,602
587,310 (b) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7.232 02/03/33 590,613
496,250 (b) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.936 07/08/30 430,343
609,000 (b) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.186 02/10/33 609,253
1,491,266 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.704 04/30/30 1,500,586
1,995,000 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.704 04/30/30 2,007,628
1,736,742 (b) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.186 01/20/32 1,743,985
1,400,000 (b) Victory Buyer LLC, Term Loan B, (TSFR1M + 3.000%) 6.686 02/14/33 1,408,575
442,595 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.436 08/01/30 445,244
TOTAL CAPITAL GOODS 11,604,661
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
2,977,500 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.936 08/20/32 2,993,369
1,989,925 (b) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.732 11/03/31 2,005,267
496,250 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.156 03/03/32 498,421
173,290 (b),(k) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 2.500%)
4.366 12/16/32 174,187
1,159,710 (b) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.232 12/16/32 1,165,711
425,708 (b) Win Waste Innovations Holdings Inc, (TSFR1M + 2.750%) 6.436 04/30/29 427,190
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,264,145
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
497,500 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.688 08/18/32 501,545
2,000,000 (b) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7.186 02/10/33 2,002,500
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,504,045
CONSUMER DURABLES & APPAREL - 0.2%
616,904 (b) Beach Acquisition Bidco LLC, Term Loan B, (TSFR1M + 2.750%) 6.436 09/13/32 620,951
TOTAL CONSUMER DURABLES & APPAREL 620,951
CONSUMER SERVICES - 0.4%
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.436 01/31/31 937,655
591,000 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.810 07/28/31 591,000
TOTAL CONSUMER SERVICES 1,528,655
FINANCIAL SERVICES - 0.4%
993,760 (b),(l) Forward Air Corporation, Term Loan B, (TSFR3M + 4.500%) 8.343 12/19/30 987,798
443,888 (b) Orion US Finco Inc., Term Loan B, (TSFR3M + 3.000%) 6.749 10/12/32 445,310
243,936 (b) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .186 08/23/32 245,097
TOTAL FINANCIAL SERVICES 1,678,205
FOOD, BEVERAGE & TOBACCO - 0.4%
114,770 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.764%, PIK 7.000%)
10.764 09/30/30 574
21,464 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.764%, PIK 7.000%)
10.764 09/30/30 4,293
1,576,050 (b) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.482 03/31/31 1,587,531
TOTAL FOOD, BEVERAGE & TOBACCO 1,592,398

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
$ 461,518 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.436% 01/15/31 $ 465,037
989,950 (b) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.503 05/19/31 950,302
700,000 (b) Select Medical Corporation, Term Loan B, (TSFR1M + 3.000%) 6.686 12/03/31 705,250
694,737 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.186 12/19/30 697,655
1,985,013 (b) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.823 06/30/28 1,987,385
492,500 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6.936 11/26/31 488,974
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,294,603
INSURANCE - 1.3%
1,486,238 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.186 09/19/31 1,484,625
495,000 (b) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 8.073 09/19/30 491,698
490,573 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.186 06/16/31 484,115
1,486,748 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.984 06/20/30 1,492,086
740,016 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.186 07/31/31 740,944
TOTAL INSURANCE 4,693,468
MATERIALS - 0.6%
994,737 (b) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.147 12/02/30 998,522
989,633 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.936 04/01/32 977,263
497,389 (b) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.936 03/03/31 451,641
TOTAL MATERIALS 2,427,426
MEDIA & ENTERTAINMENT - 1.1%
496,259 (b) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
6.000%)
9.652 01/04/29 499,284
1,401,519 (b) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.186 06/03/33 1,406,116
1,500,000 (b) Oak-Eagle AcquireCo, Inc., Term Loan B, (TSFR3M + 3.500%) 7.251 08/04/33 1,516,875
559,403 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.728 02/10/31 564,099
TOTAL MEDIA & ENTERTAINMENT 3,986,374
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,000,000 (b) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5.995 04/07/33 986,835
997,500 (b),(m) Opal Bidco SAS, Term Loan B, (TBD) TBD TBD 1,003,824
275,781 (b) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6.186 12/12/31 277,247
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,267,906
SOFTWARE & SERVICES - 1.9%
196,262 (b) Asurion LLC, Second Lien Term Loan B4, (TSFR3M + 5.250%) 9.334 01/22/29 196,909
493,750 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.514 07/30/31 469,191
196,511 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.982 03/24/31 188,405
994,962 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.988 10/09/31 942,483
750,000 (b) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.823 02/04/33 725,794
1,139,776 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.642 06/27/31 1,140,722
426,998 (b) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.186 01/30/32 417,924
215,229 (b) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.764 12/06/32 194,335
1,994,746 (b) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.523 05/15/28 1,747,617
1,246,811 (b) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 5.436 02/28/30 1,144,990
TOTAL SOFTWARE & SERVICES 7,168,370

Portfolio of Investments August 31, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.2%
$ 331,335 (b) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7.686% 10/06/32 $ 333,199
309,599 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%),
(cash 6.801%, PIK 0.500%)
6.801 03/11/30 310,348
TOTAL TELECOMMUNICATION SERVICES 643,547
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $55,217,579) 55,023,840
TOTAL LONG-TERM INVESTMENTS
(Cost $370,755,707) 369,815,081
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.8%
10,400,575 (n) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (o) 10,400,575
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,400,575) 10,400,575
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
3676092 REPURCHASE AGREEMENTS - 1.0% 3676092
1,625,000 (p) Fixed Income Clearing Corporation 3.600 09/01/26 1,625,000
2,051,092 (q) Fixed Income Clearing Corporation 1.060 09/01/26 2,051,092
TOTAL REPURCHASE AGREEMENTS
(Cost $3,676,092) 3,676,092
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,676,092) 3,676,092
TOTAL INVESTMENTS - 102.6%
(Cost $384,832,374) 383,891,748
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (9,886,440)
NET ASSETS - 100% $ 374,005,308
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
EUR Euro
FHMMUSTF Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTI Goldman Sachs Overnight Money Market USD Index
JMMMUSTF JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
MBS Mortgage-Backed Security
MSMMUSTF Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
WL Whole Loan
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $274,597,751 or 71.5% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $9,945,997.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.4% of Total Investments.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
4.7% of Total Investments.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Investment, or portion of investment, represents an outstanding unfunded loan commitments.
(l) Portion of investment purchased on a delayed delivery basis.
(m) When-issued or delayed delivery security.
(n) Investments made with cash collateral received from securities on loan.
(o) The rate shown is the one-day yield as of the end of the reporting period.
(p) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $1,625,163 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 10/31/32, valued at $1,657,551.
(q) Agreement with Fixed Income Clearing Corporation, 1.060% dated 8/31/26 to be repurchased at $2,051,152 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $2,092,282.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 275 12/26 $ 29,229,766 $ 29,068,359 $ (161,407)
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 822,945 EUR 718,336 Barclays Bank PLC 10/08/26 $ (12,606)
Total         $(12,606)
Total unrealized appreciation on forward foreign currency contracts         $–
Total unrealized depreciation on forward foreign currency contracts         $(12,606)
EUR Euro

Portfolio of Investments August 31, 2026
Flexible Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 93.1%
78914959 COMMON STOCKS - 8.8% 78914959
BANKS - 0.7%
8,900 Citigroup, Inc $ 1,171,418
8,200 JPMorgan Chase & Co 2,919,364
24,800 Wells Fargo & Co 2,142,472
TOTAL BANKS 6,233,254
CAPITAL GOODS - 1.1%
26,000 Carrier Global Corp 1,513,720
3,400 Cummins, Inc 1,918,960
5,500 General Dynamics Corp 2,042,425
12,200 nVent Electric plc 1,839,150
2,100 Parker-Hannifin Corp 2,056,824
TOTAL CAPITAL GOODS 9,371,079
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
9,300 (a) Amazon.com, Inc 2,415,861
4,300 Home Depot, Inc 1,409,669
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,825,530
CONSUMER SERVICES - 0.2%
15,300 Wynn Resorts Ltd 1,396,584
TOTAL CONSUMER SERVICES 1,396,584
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
13,400 Walmart, Inc 1,405,258
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,405,258
ENERGY - 0.5%
5,500 Cheniere Energy, Inc 1,604,295
13,500 ExxonMobil Holdings Corp 2,172,825
11,200 Shell plc, ADR 1,024,240
TOTAL ENERGY 4,801,360
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
8,700 American Tower Corp 1,528,590
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,528,590
FINANCIAL SERVICES - 0.5%
3,000 American Express Co 990,510
1,400 Ameriprise Financial, Inc 774,354
8,500 Bank of New York Mellon Corp 1,370,880
6,500 Morgan Stanley 1,386,580
TOTAL FINANCIAL SERVICES 4,522,324
FOOD, BEVERAGE & TOBACCO - 0.5%
16,800 Coca-Cola Co 1,489,656
14,900 Mondelez International, Inc, Class A 924,843
9,201 Philip Morris International, Inc 1,723,347
TOTAL FOOD, BEVERAGE & TOBACCO 4,137,846
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
20,688 Abbott Laboratories 2,283,128
4,200 Elevance Health, Inc 1,648,668
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,931,796
INSURANCE - 0.2%
8,900 Progressive Corp 1,940,912
TOTAL INSURANCE 1,940,912
MATERIALS - 0.2%
2,200 Linde plc 1,077,076
21,600 Smurfit Westrock plc 1,013,040
TOTAL MATERIALS 2,090,116
MEDIA & ENTERTAINMENT - 0.4%
4,100 Alphabet, Inc, Class C 1,375,181
15,900 Walt Disney Co 1,710,045
TOTAL MEDIA & ENTERTAINMENT 3,085,226

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
5,100 Danaher Corp $ 1,089,156
45,800 Novo Nordisk A.S., Sponsored ADR 2,076,114
2,600 Regeneron Pharmaceuticals, Inc 2,077,608
29,100 Roche Holding AG., Sponsored ADR 1,588,354
31,500 Sanofi S.A., ADR 1,397,340
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,228,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
5,200 Applied Materials, Inc 2,383,628
9,400 Texas Instruments, Inc 2,452,554
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,836,182
SOFTWARE & SERVICES - 0.3%
5,200 Microsoft Corp 2,637,908
TOTAL SOFTWARE & SERVICES 2,637,908
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
6,500 Apple, Inc 2,059,525
17,700 Cisco Systems, Inc 1,955,673
11,600 Corning, Inc 1,725,268
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,740,466
TELECOMMUNICATION SERVICES - 0.4%
44,400 AT&T, Inc 1,149,516
29,800 Telephone and Data Systems, Inc 1,003,664
8,300 T-Mobile US, Inc 1,497,652
TOTAL TELECOMMUNICATION SERVICES 3,650,832
TRANSPORTATION - 0.2%
2,800 FedEx Corp 916,720
3,500 Union Pacific Corp 1,052,345
TOTAL TRANSPORTATION 1,969,065
UTILITIES - 0.4%
30,000 Alliant Energy Corp 2,039,400
18,882 Sempra 1,542,659
TOTAL UTILITIES 3,582,059
TOTAL COMMON STOCKS
(Cost $62,854,267) 78,914,959
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8863865 CONVERTIBLE BONDS - 1.0% 8863865
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$ 500,000 Seagate HDD Cayman 3 .500% 06/01/28 5,004,750
325,000 Western Digital Corp 3 .000 11/15/28 3,859,115
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,863,865
TOTAL CONVERTIBLE BONDS
(Cost $940,552) 8,863,865
SHARES DESCRIPTION RATE VALUE
34168478 CONVERTIBLE PREFERRED SECURITIES - 3.8% 34168478
BANKS - 1.6%
1,100 Bank of America Corp 7 .250 1,413,918
11,405 Wells Fargo & Co 7 .500 13,047,548
TOTAL BANKS 14,461,466
CAPITAL GOODS - 0.8%
104,805 Boeing Co 6 .000 6,795,556
TOTAL CAPITAL GOODS 6,795,556
MEDIA & ENTERTAINMENT - 0.5%
102,600 Alphabet, Inc 6 .750 4,971,996
TOTAL MEDIA & ENTERTAINMENT 4,971,996
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
28,725 Hewlett Packard Enterprise Co 7 .625 3,841,107
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,841,107

Portfolio of Investments August 31, 2026
(continued)
Flexible Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
UTILITIES - 0.5%
85,650 Southern Co 7 .125% $ 4,098,353
TOTAL UTILITIES 4,098,353
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $33,636,749) 34,168,478
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
629863424 CORPORATE BONDS - 70.2% (b) 629863424
AUTOMOBILES & COMPONENTS - 2.5%
$ 4,100,000 (c),(d) Adient Global Holdings Ltd 7 .500 02/15/33 4,250,425
1,950,000 Ford Motor Co 5 .291 12/08/46 1,575,563
3,865,000 Ford Motor Credit Co LLC 7 .350 11/04/27 3,962,129
4,955,000 General Motors Co 6 .600 04/01/36 5,211,026
7,376,000 (c),(e),(f) General Motors Financial Co Inc 6 .500 N/A 7,383,125
TOTAL AUTOMOBILES & COMPONENTS 22,382,268
BANKS - 6.4%
11,575,000 (e),(f) Bank of America Corp 6 .625 N/A 11,871,054
4,049,000 (e),(f) Citigroup Inc 7 .375 N/A 4,165,376
5,000,000 (e),(f) Citigroup Inc 6 .625 N/A 5,071,090
12,675,000 (e),(f) Citigroup Inc 6 .875 N/A 12,830,041
4,025,000 (e),(f),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .898 N/A 4,025,191
5,825,000 (e),(f) JPMorgan Chase & Co 6 .875 N/A 6,031,129
4,194,000 (e),(f) PNC Financial Services Group Inc/The 6 .200 N/A 4,219,990
8,450,000 (e),(f) Wells Fargo & Co 7 .625 N/A 8,795,817
TOTAL BANKS 57,009,688
CAPITAL GOODS - 3.3%
3,950,000 (d) Builders FirstSource Inc 6 .375 03/01/34 3,910,501
6,545,000 (d) Columbus McKinnon Corp/NY 7 .125 01/31/33 6,622,885
3,750,000 (d) Herc Holdings Inc 7 .000 06/15/30 3,879,203
4,365,000 (d) QXO Building Products Inc 6 .875 07/15/34 4,416,895
10,025,000 Regal Rexnord Corp 6 .400 04/15/33 10,410,234
TOTAL CAPITAL GOODS 29,239,718
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
4,220,000 (d) CACI International Inc 6 .375 06/15/33 4,276,443
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,276,443
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
8,494,000 (c) Bath & Body Works Inc 6 .875 11/01/35 8,663,659
4,000,000 (d) Wayfair LLC 7 .750 09/15/30 4,210,440
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,874,099
CONSUMER SERVICES - 2.6%
4,230,000 (d) Caesars Entertainment Inc 6 .500 02/15/32 4,088,769
8,425,000 (d) Light & Wonder International Inc 7 .500 09/01/31 8,737,610
6,050,000 (d) NCL Corp Ltd 7 .750 02/15/29 6,299,090
4,025,000 (d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7 .125 02/15/31 4,225,880
TOTAL CONSUMER SERVICES 23,351,349
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
6,400,000 (d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 6,280,162
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,280,162
ENERGY - 11.5%
3,675,000 (d) California Resources Corp 7 .000 01/15/34 3,674,674
5,130,000 (d) California Resources Corp 7 .250 01/15/35 5,142,379
3,825,000 (d) CNX Resources Corp 7 .375 01/15/31 3,916,945
500,000 (d) CNX Resources Corp 7 .250 03/01/32 514,665
11,500,000 (d) Columbia Pipelines Operating Co LLC 6 .544 11/15/53 11,798,157
6,447,000 (f) Enbridge Inc 8 .500 01/15/84 7,271,184
4,050,000 (e),(f) Energy Transfer LP 7 .125 N/A 4,155,980
13,250,000 (f) Energy Transfer LP 8 .000 05/15/54 13,886,772
3,975,000 (c),(d) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 4,245,205
2,300,000 (d) PBF Holding Co LLC / PBF Finance Corp 7 .250 06/01/34 2,365,046
5,625,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 5,811,671

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 2,100,000 (f) Phillips 66 Co 6 .200% 03/15/56 $ 2,074,148
5,600,000 (d) SM Energy Co 8 .625 11/01/30 5,882,845
6,590,000 (d) Solaris Energy Infrastructure LLC 6 .375 05/15/31 6,542,457
6,311,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 6,622,599
2,250,000 (f) Transcanada Trust 5 .600 03/07/82 2,201,447
2,050,000 (d) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 2,100,461
4,050,000 Valero Energy Corp 6 .625 06/15/37 4,368,485
2,550,000 (d),(e),(f) Venture Global LNG Inc 9 .000 N/A 2,584,964
2,475,000 (d) Venture Global LNG Inc 8 .375 06/01/31 2,573,735
4,825,000 Western Midstream Operating LP 6 .150 04/01/33 4,975,125
TOTAL ENERGY 102,708,944
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
2,525,000 (f) Alexandria Real Estate Equities Inc 7 .250 02/15/57 2,523,994
7,917,000 (d) Iron Mountain Inc 7 .000 02/15/29 8,058,089
9,586,000 Piedmont Operating Partnership LP 9 .250 07/20/28 10,236,391
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,818,474
FINANCIAL SERVICES - 6.0%
3,200,000 (e),(f) Ally Financial Inc 7 .100 N/A 3,236,931
6,110,000 Ally Financial Inc 8 .000 11/01/31 6,717,088
2,400,000 (e),(f) American Express Co 6 .450 N/A 2,417,066
4,175,000 Block Inc 6 .500 05/15/32 4,238,933
11,550,000 (e),(f) Goldman Sachs Group Inc/The 7 .500 N/A 12,021,286
4,050,000 (f) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 4,255,465
6,050,000 (f) Morgan Stanley 5 .948 01/19/38 6,120,923
4,075,000 (d) PennyMac Financial Services Inc 7 .125 11/15/30 4,091,683
10,450,000 (e),(f) State Street Corp 6 .700 N/A 10,690,413
TOTAL FINANCIAL SERVICES 53,789,788
FOOD, BEVERAGE & TOBACCO - 2.8%
4,450,000 Altria Group Inc 5 .800 02/14/39 4,382,377
9,575,000 BAT Capital Corp 7 .081 08/02/53 10,371,057
2,042,000 (d),(e),(f) Land O' Lakes Inc 8 .000 N/A 2,031,790
3,300,000 (d),(e),(f) Land O' Lakes Inc 7 .250 N/A 3,003,000
3,200,000 (d),(e),(f) Land O' Lakes Inc 7 .000 N/A 2,816,000
2,965,000 (d) Post Holdings Inc 6 .250 10/15/34 2,858,402
TOTAL FOOD, BEVERAGE & TOBACCO 25,462,626
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,100,000 (f) DENTSPLY SIRONA Inc 8 .375 09/12/55 2,089,387
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,089,387
INSURANCE - 2.6%
6,600,000 (c),(d),(e),(h) Allianz SE 6 .550 N/A 6,614,117
10,255,000 (d),(f) Liberty Mutual Group Inc 7 .800 03/15/37 11,161,254
4,450,000 (f) Lincoln National Corp 6 .800 07/15/56 4,421,424
1,303,000 (f) MetLife Inc 6 .350 03/15/55 1,325,750
TOTAL INSURANCE 23,522,545
MATERIALS - 5.0%
4,200,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 4,343,942
8,275,000 ArcelorMittal SA 7 .000 10/15/39 8,966,490
1,885,500 Ashland Inc 6 .875 05/15/43 1,924,575
2,275,000 Celanese US Holdings LLC 7 .330 07/15/29 2,373,148
4,000,000 Celanese US Holdings LLC 7 .550 11/15/30 4,234,072
4,220,000 (d) Compass Minerals International Inc 8 .000 07/01/30 4,411,892
2,025,000 (d) INEOS Finance PLC 7 .500 04/15/29 2,013,587
4,425,000 (d) Olin Corp 6 .625 04/01/33 4,341,764
6,500,000 (c),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 6,028,853
2,150,000 (d) Qnity Electronics Inc 6 .250 08/15/33 2,164,190
3,625,000 Southern Copper Corp 5 .875 04/23/45 3,553,514
TOTAL MATERIALS 44,356,027

Portfolio of Investments August 31, 2026
(continued)
Flexible Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 2.1%
$ 2,050,000 (c),(d) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375% 03/01/31 $ 2,076,191
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 6,675,327
6,395,000 (d) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 6,676,380
2,950,000 Time Warner Cable Enterprises LLC 8 .375 07/15/33 3,220,145
TOTAL MEDIA & ENTERTAINMENT 18,648,043
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,075,000 Tenet Healthcare Corp 6 .750 05/15/31 2,118,924
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,118,924
SOFTWARE & SERVICES - 2.1%
8,550,000 (d) Amentum Holdings Inc 7 .250 08/01/32 8,814,161
4,275,000 (d) Gen Digital Inc 7 .125 09/30/30 4,350,509
4,525,000 Intuit Inc 5 .500 09/15/53 3,926,745
1,925,000 Oracle Corp 6 .500 04/15/38 1,861,369
TOTAL SOFTWARE & SERVICES 18,952,784
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
8,744,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 8,668,940
8,728,000 Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 9,605,949
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,274,889
TELECOMMUNICATION SERVICES - 3.3%
4,375,000 (f) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 4,419,717
5,325,000 (d) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 5,548,613
8,415,000 (d) Level 3 Financing Inc 8 .500 01/15/36 8,799,195
6,650,000 (f) TELUS Corp 7 .000 10/15/55 6,593,557
4,225,000 (f) Verizon Communications Inc 6 .200 05/14/56 4,077,068
TOTAL TELECOMMUNICATION SERVICES 29,438,150
TRANSPORTATION - 1.1%
3,779,000 XPO CNW Inc 6 .700 05/01/34 3,941,180
1,935,000 (d) XPO Inc 6 .250 06/01/28 1,949,044
3,820,000 (d) XPO Inc 7 .125 06/01/31 3,933,809
TOTAL TRANSPORTATION 9,824,033
UTILITIES - 11.6%
7,750,000 (f) AES Corp/The 7 .600 01/15/55 7,923,282
4,175,000 (f) American Electric Power Co Inc 6 .050 03/15/56 4,060,982
3,950,000 (f) Dominion Energy Inc 6 .875 02/01/55 4,018,671
7,228,000 (f) Dominion Energy Inc 7 .000 06/01/54 7,517,424
1,800,000 (f) Edison International 8 .125 06/15/53 1,828,202
4,514,000 (f) Edison International 7 .875 06/15/54 4,573,187
125,000 (f) Emera US Finance LLC 6 .850 10/01/56 125,399
8,750,000 (f) EUSHI Finance Inc 7 .625 12/15/54 9,040,509
1,400,000 (f) NextEra Energy Capital Holdings Inc 6 .625 10/01/66 1,365,247
8,290,000 (f) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 8,256,433
2,950,000 (f) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 3,019,045
12,450,000 (d),(e),(f) NRG Energy Inc 10 .250 N/A 13,237,649
8,525,000 (f) PG&E Corp 7 .375 03/15/55 8,567,764
3,122,000 (f) Southern Co/The 6 .375 03/15/55 3,138,422
20,475,000 (d),(e),(f) Vistra Corp 8 .000 N/A 20,494,001
5,090,000 (d),(e),(f) Vistra Corp 7 .000 N/A 5,115,145
2,150,000 (d) VoltaGrid LLC 7 .375 11/01/30 2,163,721
TOTAL UTILITIES 104,445,083
TOTAL CORPORATE BONDS
(Cost $631,903,774) 629,863,424
SHARES DESCRIPTION RATE VALUE
57973435 PREFERRED STOCK - 6.5% 57973435
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
46,646 (a) Public Storage 6 .000 1,051,401
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,051,401

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
FINANCIAL SERVICES - 1.8%
314,799 Morgan Stanley 7 .125% $ 8,014,783
211,000 Morgan Stanley 6 .625 5,344,630
89,574 Morgan Stanley 6 .875 2,265,326
TOTAL FINANCIAL SERVICES 15,624,739
FOOD, BEVERAGE & TOBACCO - 1.3%
90,213 CHS, Inc 7 .100 2,273,368
384,432 CHS, Inc 6 .750 9,418,584
TOTAL FOOD, BEVERAGE & TOBACCO 11,691,952
INSURANCE - 2.4%
287,059 Allstate Corp 7 .375 7,420,475
81,692 Athene Holding Ltd 6 .350 1,945,903
169,032 Enstar Group Ltd 7 .000 3,828,575
337,825 Reinsurance Group of America, Inc 7 .125 8,668,590
TOTAL INSURANCE 21,863,543
UTILITIES - 0.9%
85,590 Algonquin Power & Utilities Corp 8 .864 2,254,440
188,375 SCE Trust VII 7 .500 4,460,720
41,000 Southern Co 6 .500 1,026,640
TOTAL UTILITIES 7,741,800
TOTAL PREFERRED STOCK
(Cost $59,605,464) 57,973,435
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
25548167 STRUCTURED NOTES - 2.8% 25548167
38,900 (a) JPMorgan Chase Bank NA,
Mandatory Exchangeable Note,
Linked to Shares of ServiceNow,
Inc. (119.05% of the Issue Price)
21 .500% $126.5421 $150.6484 02/23/27 5,415,914
18,400 (a),(d) JPMorgan Chase Bank NA,
Mandatory Exchangeable Note,
Linked to the Common Stock of
Amazon.com, Inc. (114.84% of
the Issue Price)
11 .000 $100.0000 $293.4100 01/20/27 4,805,230
64,000 Merrill Lynch BV, Linked to
Knight-Swift Transportation
Holding Inc (119.96% of the
Issue Price)
10 .000 $64.1754 $76.9848 11/25/26 4,329,976
37,400 (a) Nomura America Finance LLC,
Linked to Common Stock of
Newmont Corporation (120.1%
of the Issue Price)
14 .000 $132.9417 $159.6630 03/23/27 4,796,208
28,300 (a) Nomura America Finance LLC,
Linked to Common Stock of
Take-Two Interactive Software,
Inc. (114.4% of the Issue Price)
10 .000 $208.7114 $238.7658 09/22/26 6,200,839
TOTAL STRUCTURED NOTES
(Cost $24,609,340) 25,548,167
TOTAL LONG-TERM INVESTMENTS
(Cost $813,550,146) 835,332,328
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.4%
29,948,968 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (j) 29,948,968
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $29,948,968) 29,948,968

Portfolio of Investments August 31, 2026
(continued)
Flexible Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.9%
53139001 REPURCHASE AGREEMENTS - 5.9% 53139001
$ 52,700,000 (k) Fixed Income Clearing Corporation 3 .600% 09/01/26 $ 52,700,000
439,001 (l) Fixed Income Clearing Corporation 1 .060 09/01/26 439,001
TOTAL REPURCHASE AGREEMENTS
(Cost $53,139,001) 53,139,001
TOTAL SHORT-TERM INVESTMENTS
(Cost $53,139,001) 53,139,001
TOTAL INVESTMENTS - 102.4%
(Cost $896,638,115) 918,420,297
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (21,309,366)
NET ASSETS - 100% $ 897,110,931
ADR American Depositary Receipt
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $28,601,788.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $270,253,718 or 29.4% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
31.4% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.7% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $52,705,270 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 10/31/32, valued at $53,754,164.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 8/31/26 to be repurchased at $439,014 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $447,894.

Portfolio of Investments August 31, 2026
Floating Rate Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.7%
3551694 COMMON STOCKS - 0.1% 3551694
CAPITAL GOODS - 0.0%
2,687 (a) TNT Crane & Rigging, Inc $ 67
4,761 (a) TNT Crane & Rigging, Inc 48
TOTAL CAPITAL GOODS 115
CONSUMER SERVICES - 0.0%
17,726 (a) Cengage, Inc 294,695
TOTAL CONSUMER SERVICES 294,695
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
52,393 (a) Onex Carestream Finance LP 19,647
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,647
MATERIALS - 0.0%
56,897 (a) Kleopatra Finco Sarl, Class A 109,047
56,897 (a) Kleopatra Finco Sarl, Class B 109,047
56,897 (a) Kleopatra Finco Sarl, Class C 109,046
56,897 (a) Kleopatra Finco Sarl, Class D 109,047
56,897 (a) Kleopatra Finco Sarl, Class E 109,046
56,897 (a) Kleopatra Finco Sarl, Class F 109,046
56,897 (a) Kleopatra Finco Sarl, Class G 109,046
56,897 (a) Kleopatra Finco Sarl, Class H 109,046
56,897 (a) Kleopatra Finco Sarl, Class I 109,046
TOTAL MATERIALS 981,417
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (a) Bright Bidco BV 15,898
46,554 (a) Bright Bidco BV 11,638
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 27,536
SOFTWARE & SERVICES - 0.0%
205 (a),(b) Bloom Parent, Inc 204,614
TOTAL SOFTWARE & SERVICES 204,614
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,250 (a) MLN US Holdco LLC 363
35,822 (a) Riverbed Technology LLC 358
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 721
TELECOMMUNICATION SERVICES - 0.1%
75,043 (a) Altice France Lux 3 1,392,130
43,453 (a) Uniti Group, Inc 431,054
TOTAL TELECOMMUNICATION SERVICES 1,823,184
TRANSPORTATION - 0.0%
1,018 (a) ACBL HLDG CORP 31,558
4,313 (a) ACBL HLDG CORP 168,207
TOTAL TRANSPORTATION 199,765
TOTAL COMMON STOCKS
(Cost $12,843,206) 3,551,694
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
205897671 CORPORATE BONDS - 9.6% 205897671
AUTOMOBILES & COMPONENTS - 0.2%
$ 2,695,000 (c) Clarios Global LP / Clarios US Finance Co 6 .750% 05/15/28 2,733,682
1,000,000 Goodyear Tire & Rubber Co/The 8 .875 07/15/32 1,019,923
TOTAL AUTOMOBILES & COMPONENTS 3,753,605
CAPITAL GOODS - 0.5%
1,000,000 (c) LSF12 Helix Parent LLC 7 .125 02/01/33 1,000,398
1,088,000 (c) TK Elevator US Newco Inc 5 .250 07/15/27 1,087,684
7,530,000 (c) TransDigm Inc 6 .875 12/15/30 7,719,207
TOTAL CAPITAL GOODS 9,807,289

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 2,275,000 (c) Allied Universal Holdco LLC 7 .875% 02/15/31 $ 2,365,979
1,990,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4 .625 06/01/28 1,960,832
1,000,000 (c) Madison IAQ LLC 4 .125 06/30/28 984,935
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,311,746
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,075,000 (c) Staples Inc 10 .750 09/01/29 1,993,508
1,000,000 (c) Wand NewCo 3 Inc 7 .625 01/30/32 1,018,073
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,011,581
CONSUMER SERVICES - 0.4%
2,560,000 (c) 1011778 BC ULC / New Red Finance Inc 3 .875 01/15/28 2,518,157
3,970,000 (c) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 3,748,864
1,275,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,282,479
1,125,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 1,096,258
TOTAL CONSUMER SERVICES 8,645,758
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
1,000,000 (c) Office Properties Income Trust/MD 9 .000 03/31/29 1,014,402
1,085,000 Service Properties Trust 8 .875 06/15/32 1,119,397
277 (b),(d) Uniti Group Inc 11 .000 N/A 310,288
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,444,087
FOOD, BEVERAGE & TOBACCO - 0.1%
2,066,000 (c) Froneri Lux FinCo SARL 6 .000 08/01/32 2,038,974
1,000,000 (c) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 978,909
TOTAL FOOD, BEVERAGE & TOBACCO 3,017,883
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
100,000 (c) Gainwell Acquisition Corp 9 .000 09/01/31 104,163
6,960,000 (c) Medline Borrower LP 3 .875 04/01/29 6,739,502
1,831,000 (c) Medline Borrower LP 5 .250 10/01/29 1,820,459
4,545,000 (c) Radiology Partners Inc 8 .500 07/15/32 4,649,880
15,469,473 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 15,855,591
6,660,000 (c) Team Health Holdings Inc 8 .375 06/30/28 6,659,867
2,875,000 Tenet Healthcare Corp 4 .625 06/15/28 2,851,294
437,000 Tenet Healthcare Corp 6 .125 10/01/28 437,417
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,118,173
INSURANCE - 0.9%
9,060,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 8,968,722
3,695,000 (c) CRC Insurance Group LLC 7 .125 06/01/31 3,695,905
6,255,000 (c) HUB International Ltd 7 .250 06/15/30 6,440,111
TOTAL INSURANCE 19,104,738
MATERIALS - 0.5%
3,415,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 3,277,785
1,990,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 2,067,499
2,062,000 (c) Qnity Electronics Inc 5 .750 08/15/32 2,048,781
2,788,000 (c) WR Grace Holdings LLC 5 .625 08/15/29 2,652,135
TOTAL MATERIALS 10,046,200
MEDIA & ENTERTAINMENT - 0.9%
686,408 (c) Advantage Sales & Marketing Inc 9 .000 11/15/30 570,446
2,009,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 2,006,410
4,040,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 4,275,346
896,392 (c) iHeartCommunications Inc 9 .125 05/01/29 804,295
4,970,000 (c) McGraw-Hill Education Inc 5 .750 08/01/28 4,954,864
2,970,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 3,049,421
3,500,000 (c) Sinclair Television Group Inc 8 .125 02/15/33 3,638,285
TOTAL MEDIA & ENTERTAINMENT 19,299,067

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$ 6,602,000 (c) 1261229 BC Ltd 10 .000% 04/15/32 $ 6,872,583
1,000,000 (c) Genmab A/S/Genmab Finance LLC 6 .250 12/15/32 1,014,784
1,000,000 (c) Jazz Securities DAC 4 .375 01/15/29 981,417
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,868,784
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
996,000 (c) CoreLogic Inc 12 .000 02/01/32 952,858
622,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 622,837
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,575,695
SOFTWARE & SERVICES - 0.4%
2,500,000 (c) Cloud Software Group LLC 9 .000 09/30/29 2,506,567
1,836,000 (c) Cloud Software Group LLC 8 .250 06/30/32 1,797,575
1,000,000 (c) Cloud Software Group LLC 6 .500 03/31/29 995,375
2,965,000 (c) Open Text Holdings Inc 4 .125 12/01/31 2,648,678
TOTAL SOFTWARE & SERVICES 7,948,195
TELECOMMUNICATION SERVICES - 2.4%
4,464,076 (c) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 4,522,663
3,539,663 (c) Altice France SA 6 .875 07/15/32 3,470,665
2,145,000 (c) Core Scientific Finance I LLC 7 .750 05/15/31 2,081,256
1,504,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 1,526,474
20,041,000 EchoStar Corp 10 .750 11/30/29 21,660,762
3,270,000 (c) Level 3 Financing Inc 8 .500 01/15/36 3,419,295
260,000 (c) Telesat Canada / Telesat LLC 5 .625 12/06/26 218,400
7,735,695 (c) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 5 .750 03/09/30 7,735,695
7,824,286 (c) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 7 .125 09/09/30 7,771,550
TOTAL TELECOMMUNICATION SERVICES 52,406,760
TRANSPORTATION - 0.2%
3,000,000 (c) GB AIT Buyer Inc 8 .750 04/30/34 3,053,562
1,990,000 (c) United Airlines Inc 4 .625 04/15/29 1,959,378
TOTAL TRANSPORTATION 5,012,940
UTILITIES - 0.3%
2,602,000 PG&E Corp 5 .000 07/01/28 2,562,971
1,000,000 PG&E Corp 5 .250 07/01/30 973,051
1,102,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 1,082,229
1,831,000 (c) Vistra Operations Co LLC 7 .750 10/15/31 1,906,919
TOTAL UTILITIES 6,525,170
TOTAL CORPORATE BONDS
(Cost $203,417,505) 205,897,671
SHARES DESCRIPTION VALUE
57250865 EXCHANGE-TRADED FUNDS - 2.7% 57250865
535,000 Invesco Senior Loan ETF 11,004,950
40,000 (e) Nuveen AA-BBB CLO ETF 1,003,332
1,815,513 (f) State Street SPDR Bloomberg Short Term High Yield Bond ETF 45,242,583
TOTAL EXCHANGE-TRADED FUNDS
(Cost $59,335,597) 57,250,865
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1785187058 VARIABLE RATE SENIOR LOAN INTERESTS - 83.3% 1785187058
AUTOMOBILES & COMPONENTS - 1.3%
9,602,371 (g) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .186 05/06/30 9,647,982
13,045,971 (g) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .186 01/28/32 13,104,678
5,210,550 (g),(h) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8 .323 10/09/31 5,049,674
TOTAL AUTOMOBILES & COMPONENTS 27,802,334
CAPITAL GOODS - 9.1%
358,294 (g) ACProducts, Inc., First Lien First Out Term Loan, (TSFR3M +
5.500%)
9 .232 11/14/31 366,859
4,476,976 (g) ACProducts, Inc., First Lien Second Out Term Loan, (TSFR3M +
5.500%)
9 .232 11/14/31 3,817,853
960,000 (g) ADI Global Distribution Funding LLC, Term Loan B, (TSFR1M +
2.750%)
6 .436 07/01/33 964,200

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 176,747 (g),(h),(i) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000% 12/11/31 $ 177,852
4,864,881 (g),(h) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.500%) 6 .196 12/11/31 4,895,286
1,957,563 (g) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6 .740 05/21/31 1,970,532
2,493,750 (g) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5 .392 01/03/33 2,500,421
2,164,677 (g) Amentum Holdings, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .436 09/29/31 2,166,030
1,397,596 (g) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8 .186 02/10/31 1,177,915
7,043,801 (g) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .186 01/27/32 7,072,117
6,384,000 (g) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7 .186 12/29/32 6,316,170
2,890,328 (g) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .936 12/26/30 2,863,593
143,312 (g),(i) BCPE HIPH Parent, Inc., Delayed Draw Term Loan 0 .500 07/05/33 144,267
1,356,688 (g) BCPE HIPH Parent, Inc., Term Loan, (TSFR3M + 4.000%) 7 .738 07/05/33 1,365,730
4,759,589 (g) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.250%) 5 .982 10/17/30 4,777,295
6,132,850 (g) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .651 07/09/32 6,163,514
10,896,137 (g) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .436 09/08/32 10,924,412
5,406,882 (g) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7 .232 02/03/33 5,437,296
7,218,265 (g),(h) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .551 05/17/28 6,482,940
996,546 (g) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8 .936 07/08/30 864,195
2,327,150 (g) Dycom Investments Inc, Term Loan B, (TSFR1M + 1.750%) 5 .389 01/27/33 2,338,053
514,850 (g) EMRLD Borrower LP, Term Loan B, (TSFR1M + 2.250%) 5 .936 05/31/30 516,850
2,200,000 (g) Engineered Machinery Holdings, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .491 11/26/32 2,212,122
848,000 (g),(j) ESCO Technologies Inc, (TBD) TBD TBD 849,060
514,840 (g) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5 .436 06/04/31 515,615
3,013,996 (g) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5 .895 02/02/33 3,019,647
2,069,813 (g) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .482 09/24/32 2,078,226
1,621,655 (g),(h),(i) Kaman Corporation, Delayed Draw Term Loan 0 .000 02/26/32 1,627,428
13,949,040 (g),(h) Kaman Corporation, Term Loan B, (TSFR3M + 2.000%) 5 .670 02/26/32 13,998,699
4,511,000 (g) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7 .186 02/10/33 4,512,872
2,459,913 (g) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .436 03/28/31 2,435,314
767,000 (g) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .073 10/15/29 771,077
441,489 (g),(i) Pinnacle Buyer LLC, Delayed Draw Term Loan 2 .500 10/01/32 443,783
2,290,006 (g) Pinnacle Buyer LLC, Term Loan, (TSFR3M + 2.500%) 6 .234 10/01/32 2,301,902
10,285,156 (g) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .936 01/31/32 10,312,515
631,398 (g) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .936 04/14/31 633,128
514,833 (g) Quikrete Holdings, Inc., Term Loan B2, (TSFR1M + 2.250%) 5 .936 03/19/29 516,625
3,574,368 (g) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.250%)
5 .920 08/13/32 3,592,991
8,832,000 (g) Resilience Parent LLC, First Lien Term Loan, (TSFR3M + 2.500%) 6 .232 02/28/33 8,841,229
1,519,000 (g) Skyshield US Bidco Ltd, Term Loan B, (TSFR3M + 2.500%) 6 .370 06/23/33 1,527,544
21,459,381 (g) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .704 04/30/30 21,593,502
3,241,875 (g) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .704 04/30/30 3,262,396
4,534,797 (g) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .186 01/20/32 4,553,707
8,885,302 (g) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .186 02/28/31 8,924,531
514,853 (g) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .936 03/22/30 516,604
9,654,973 (g) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6 .186 08/19/32 9,697,213
3,400,478 (g) TransDigm, Inc., Term Loan N, (TSFR1M + 2.500%) 6 .186 02/10/33 3,414,283
4,900,000 (g) Victory Buyer LLC, Term Loan B, (TSFR1M + 3.000%) 6 .686 02/14/33 4,930,013
2,255,000 (g) VSE Corp, Term Loan B, (TSFR1M + 2.000%) 5 .686 05/05/33 2,269,804
1,484,303 (g),(j) Zeus US Bidco LLC, (TBD) TBD TBD 1,487,553
TOTAL CAPITAL GOODS 194,142,763
COMMERCIAL & PROFESSIONAL SERVICES - 5.7%
14,918,926 (g) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 08/20/32 14,998,444
6,603,814 (g) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6 .550 11/17/31 6,638,022
2,104,751 (g) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7 .732 11/03/31 2,120,979
2,676,442 (g) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5 .436 03/09/33 2,676,442
2,137,000 (g) CompoSecure Holdings LLC, Term Loan, (TSFR3M + 2.250%) 5 .918 01/14/33 2,137,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 5,025,686 (g) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6 .186% 10/01/31 $ 5,041,090
5,346,000 (g) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .823 02/09/33 5,354,366
10,303,504 (g) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .513 02/01/29 10,318,547
7,781,422 (g) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .156 03/03/32 7,815,466
755,000 (g) Heritage Environmental Services, Inc., Term Loan B, (TSFR3M +
3.000%)
6 .823 04/01/33 761,606
688,797 (g) Medical Solutions Holdings, Inc., Class A-1 First Out Term Loan,
(TSFR3M + 5.250%)
9 .173 11/01/30 490,193
2,043,885 (g) Medical Solutions Holdings, Inc., Class A-2 First Out Term Loan,
(TSFR3M + 5.250%)
9 .173 11/01/30 1,154,795
38,202 (g) Medical Solutions Holdings, Inc., Exchange FLTO Term Loan,
(TSFR3M + 7.000%)
10 .923 11/01/31 5,730
1,677,779 (g) Medical Solutions Holdings,Nebraska, Inc., Exchange FLSO
Term Loan, (TSFR3M + 3.500%)
7 .423 11/01/30 205,536
3,935,401 (g) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6 .417 12/31/32 3,948,781
2,354,170 (g) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .261 10/08/32 2,365,941
1,832,933 (g) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5 .657 10/15/30 1,835,224
1,687,186 (g) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5 .407 03/08/32 1,677,788
1,028,709 (g),(i) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 2.500%)
4 .366 12/16/32 1,034,033
6,884,440 (g) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6 .232 12/16/32 6,920,067
1,835,775 (g) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5 .936 01/15/31 1,840,750
943,968 (g) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5 .909 01/15/31 946,498
516,150 (g),(j) Reworld Holding Corp, Term Loan B, (TBD) TBD TBD 517,495
5,794,510 (g) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5 .909 01/15/31 5,810,039
1,070,616 (g) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7 .423 04/03/28 284,902
1,517,104 (g) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9 .182 09/04/30 1,567,001
9,576,500 (g) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
8 .014 09/04/30 6,741,856
2,567,000 (g),(j) TruGreen Limited Partnership, Term Loan, (TBD) TBD TBD 2,402,070
1,565,041 (g) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .923 04/12/27 266,057
23,263,781 (g) Win Waste Innovations Holdings Inc, (TSFR1M + 2.750%) 6 .436 04/30/29 23,344,739
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 121,221,457
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
6,390,174 (g) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .758 10/16/31 6,411,741
6,360,000 (g) Carvana Co, Term Loan B, (TSFR1M + 2.250%) 5 .936 08/15/33 6,338,821
10,113,956 (g) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .073 11/08/32 10,161,391
547,222 (g) Dealer Tire Financial, LLC, Term Loan B4, (TSFR1M + 3.000%) 6 .686 07/02/31 541,520
581,000 (g),(j) Gulfside Supply Inc, Term Loan B, (TBD) TBD TBD 509,191
6,432,093 (g) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5 .956 06/09/31 6,447,723
4,372,584 (g) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6 .186 04/23/31 4,376,016
3,009,000 (g) Mister Car Wash Holdings, Inc., Incremental Term Loan B,
(TSFR1M + 3.000%)
6 .686 03/27/31 3,032,982
4,422,582 (g) Mister Car Wash Holdings, Inc., Term Loan, (TSFR1M + 2.750%) 6 .436 03/27/31 4,449,538
2,896,304 (g),(h) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8 .225 03/17/31 2,908,714
1,555,185 (g) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .688 08/18/32 1,567,829
8,200,000 (g) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 07/01/33 8,201,148
6,916,016 (g) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 04/30/32 6,918,886
1,092,212 (g) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .301 10/20/28 1,075,949
14,430,932 (g) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .186 01/30/31 14,409,863
2,500,000 (g) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7 .186 02/10/33 2,503,125
8,434,823 (g) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 10/29/29 8,447,813
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 88,302,250

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 2.4%
$ 4,802,842 (g) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5 .936% 12/21/28 $ 4,820,300
10,440,000 (g) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .206 07/05/33 10,487,450
5,641,132 (g) Beach Acquisition Bidco LLC, Term Loan B, (TSFR1M + 2.750%) 6 .436 09/13/32 5,678,138
6,545,124 (g),(h) Hayward Industries, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .686 06/23/33 6,577,359
1,281,571 (g) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7 .994 06/01/28 1,233,948
30,861 (g) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .347 06/29/28 29,097
1,098,297 (g) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.000%)
5 .650 10/24/31 1,107,358
6,372,562 (g) Varsity Brands, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .484 08/26/31 6,382,854
8,382,990 (g) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7 .475 10/01/32 8,352,434
500,000 (g),(j) WH Borrower LLC, (TBD) TBD TBD 502,812
5,275,902 (g) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 8 .483 02/20/32 5,311,092
TOTAL CONSUMER DURABLES & APPAREL 50,482,842
CONSUMER SERVICES - 4.2%
7,119,931 (g) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .186 05/31/30 7,155,531
10,605,767 (g) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .186 08/17/28 10,658,795
7,406,808 (g) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .936 02/06/30 7,257,153
4,453,331 (g) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .936 02/06/31 4,303,967
5,247,927 (g) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .436 01/31/31 4,920,745
6,520,204 (g) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.000%)
5 .712 05/24/30 6,544,166
1,310,000 (g),(h) Dave & Buster's, Inc., Term Loan B, (TSFR3M + 3.250%) 7 .063 06/29/29 1,088,256
1,516,150 (g) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5 .482 09/19/31 1,518,523
3,227,984 (g) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 5 .392 03/04/32 3,209,326
4,084,717 (g) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7 .232 06/25/29 4,111,942
4,060,279 (g) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 01/29/29 4,074,246
1,471,911 (g) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .482 11/29/30 1,446,462
3,400,404 (g) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5 .982 10/31/29 3,404,059
4,561,555 (g) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6 .186 05/27/32 4,584,705
3,538,154 (g) Houghton Mifflin Harcourt Publishing Company, Term Loan,
(TSFR1M + 5.250%)
9 .036 04/09/29 2,487,782
5,505,909 (g) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .186 12/16/30 5,530,273
8,331,592 (g) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5 .659 04/16/29 8,352,421
514,837 (g) Marriott Ownership Resorts, Inc., Term Loan B, (TSFR1M +
2.250%)
5 .936 04/01/31 517,411
3,375,000 (g) Pioneer Opco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 05/16/33 3,404,008
3,412,126 (g) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5 .686 12/04/31 3,397,897
547,201 (g) Station Casinos LLC, Term Loan B, (TSFR1M + 2.000%) 5 .686 03/14/31 549,097
1,743,272 (g) Turquoise Topco Ltd, Term Loan B, (TSFR3M + 3.250%) 6 .982 12/30/32 1,740,004
TOTAL CONSUMER SERVICES 90,256,769
ENERGY - 2.6%
7,508,930 (g) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .370 01/10/33 7,493,950
4,923,000 (g) EG America LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 02/10/31 4,953,769
18,932,458 (g) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6 .979 01/31/33 19,064,607
9,192,005 (g),(h) New Fortress Energy Inc, Incremental Term Loan B, (Prime +
6.500%)
13 .250 10/30/28 5,866,476
5,710,715 (g) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.125%)
5 .857 03/26/31 5,717,054
5,550,490 (g) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5 .936 03/18/30 5,575,356
2,565,000 (g) Traverse Midstream Partners LLC, Term Loan B, (TSFR3M +
2.250%)
6 .043 04/21/33 2,568,206

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 5,349,150 (g) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6 .954% 04/11/33 $ 5,392,986
TOTAL ENERGY 56,632,404
FINANCIAL SERVICES - 1.2%
5,341,572 (g) AAL Delaware Holdco, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .186 07/30/31 5,373,995
1,113,000 (g),(j) Champions Financing Inc, (TBD) TBD TBD 1,101,748
1,777,219 (b),(g),(k) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 178
2,237,169 (g),(h) Emma Buyer LLC, (TSFR1M + 3.500%) 0 .000 07/15/33 2,247,426
231,831 (g),(i),(j) Emma Buyer LLC, (TBD) TBD TBD 232,894
2,432,000 (g),(h) Forward Air Corporation, Term Loan B, (TSFR3M + 4.500%) 8 .343 12/19/30 2,417,408
4,136,150 (g) Jupiter Borrower Inc, Term Loan B, (TSFR3M + 2.750%) 6 .513 06/30/33 4,161,153
6,111,694 (g) Kestra Advisor Services Holdings A, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .436 03/20/31 6,092,289
3,036,390 (g) Orion US Finco Inc., Term Loan B, (TSFR3M + 3.000%) 6 .749 10/12/32 3,046,122
TOTAL FINANCIAL SERVICES 24,673,213
FOOD, BEVERAGE & TOBACCO - 1.6%
3,852,123 (g) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6 .801 12/08/28 3,879,416
943,022 (g) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.764%, PIK 7.000%)
10 .764 09/30/30 4,715
211,765 (g) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.764%, PIK 7.000%)
10 .764 09/30/30 42,353
8,765,950 (g) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6 .454 09/30/32 8,741,712
2,428,000 (g) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .232 01/24/29 2,471,400
7,593,951 (g) Pegasus BidCo BV, Term Loan B, (TSFR3M + 2.500%) 6 .241 07/12/32 7,622,428
10,360,185 (g) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6 .482 03/31/31 10,435,659
169,871 (g),(i) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 171,072
1,783,193 (g) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .823 02/19/32 1,795,800
TOTAL FOOD, BEVERAGE & TOBACCO 35,164,555
HEALTH CARE EQUIPMENT & SERVICES - 6.9%
1,941,587 (g),(h) ADMI Corp., Term Loan B2, (TSFR1M + 3.375%) 7 .176 12/23/27 1,842,352
5,744,639 (g),(h) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .436 12/23/27 5,486,130
9,068,615 (g) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .936 09/20/32 9,095,050
4,467,901 (g) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7 .436 01/15/31 4,501,968
514,850 (g) DaVita, Inc. , Term Loan B, (TSFR1M + 1.750%) 5 .436 05/09/31 514,888
10,800,000 (g) Gainwell Acquisition Corp., Refinancing Term Loan, (TSFR3M +
4.500%)
8 .223 08/19/31 10,867,500
7,570,197 (g) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.250%)
6 .909 10/01/32 7,615,316
9,275,199 (g) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7 .503 05/19/31 8,903,727
398,975 (g) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7 .250 05/19/31 380,853
4,080,217 (g) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .232 12/17/32 4,098,068
3,413,000 (g) Mckesson Medical-Surgical Top Holdings Inc., Term Loan B,
(TSFR3M + 2.250%)
5 .982 06/09/32 3,430,082
1,854,337 (g) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.500%) 5 .186 05/31/33 1,851,212
1,920,000 Midwest Physician Administrative Services LLC, Term Loan 8 .186 03/13/31 1,889,597
3,958,745 (g) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9 .686 12/12/30 4,007,893
2,264,325 (g) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6 .982 08/06/32 2,259,015
5,000,804 (g) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.250%) 5 .909 05/29/31 5,015,132
11,722,349 (g) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 02/21/31 11,751,420
3,187,293 (g) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .232 06/30/32 3,171,357
4,429,150 (g) Select Medical Corporation, Term Loan B, (TSFR1M + 3.000%) 6 .686 12/03/31 4,462,369
313,057 (g) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 5.000%), (cash 9.494%, PIK 1.000%)
9 .494 06/28/28 318,078
7,235,850 (g) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 3.500%), (cash 7.494%, PIK 1.500%)
7 .494 06/28/28 7,109,222
4,694,464 (g) Star Parent Inc., Term Loan B, (TSFR3M + 3.500%) 7 .232 09/30/30 4,729,156
1,713,000 (g),(j) Summit Behavioral Healthcare LLC, (TBD) TBD TBD 1,730,670

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 2,059,000 (g) Summit Behavioral Healthcare LLC, FLSO Term Loan, (TSFR3M
+ 4.680%)
8 .412% 10/15/30 $ 1,284,816
25,528,988 (g) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .186 12/19/30 25,636,210
9,963,033 (g) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .823 06/30/28 9,974,939
2,800,821 (g) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.241%, PIK 1.500%)
8 .241 11/20/29 2,622,269
4,234,237 (g) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .686 10/29/31 4,064,212
6,954 (b),(g) Vyaire Medical, Inc., PIK Roll Up Term Loan 0 .000 06/14/27 1
303,385 (b),(g),(k) Vyaire Medical, Inc., Term Loan B 0 .000 04/16/25 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 148,613,532
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,438,701 (g) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .494 07/24/28 1,447,995
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,447,995
INSURANCE - 6.1%
4,885,577 (g) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .686 11/06/30 4,169,034
7,458,731 (g) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .436 05/28/32 7,311,459
21,599,828 (g) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .186 09/19/31 21,576,393
7,533,787 (g) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.000%) 5 .732 01/30/32 7,472,010
1,091,000 (g) Asurion LLC, Term Loan B11, (TSFR3M + 4.250%) 8 .173 08/21/28 1,093,924
8,694,389 (g) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 8 .073 09/19/30 8,636,397
6,805,047 (g) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7 .573 02/23/33 6,535,669
25,308,523 (g) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .186 06/16/31 24,975,336
550,000 (g) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5 .936 10/15/30 551,147
8,704,439 (g) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .984 06/20/30 8,735,688
14,850,811 (g) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .686 09/15/31 14,874,053
9,915,146 (g) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .186 07/31/31 9,927,589
1,120,000 (g) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR3M +
3.250%)
6 .982 06/17/32 963,200
8,286,855 (g) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .482 05/06/31 8,179,126
5,458,996 (g) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .982 09/27/30 5,468,303
1,321,758 (g) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .982 11/23/29 1,324,441
TOTAL INSURANCE 131,793,769
MATERIALS - 3.6%
4,746,887 (g) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .436 08/19/30 4,774,988
4,288,000 (g) BASF Coatings, Term Loan B, (TSFR3M + 3.500%) 7 .244 06/24/33 4,320,610
8,506,539 (g) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6 .983 06/09/31 8,482,891
7,157,130 (g),(h) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .861 04/13/29 7,156,164
8,078,358 (g) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .936 04/01/32 7,977,378
375,000 (g) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5 .823 06/12/31 375,996
3,689,171 (g) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.250%) 6 .982 04/02/32 3,708,392
2,094,750 (g) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5 .936 01/26/33 2,102,302
2,000,000 (g) Ineos Finance PLC, Term Loan, (TSFR1M + 5.000%) 8 .686 06/25/32 1,864,170
6,440,024 (g),(h) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 02/19/30 6,108,363
2,329,000 (g),(h) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 7 .757 07/03/28 2,228,923
5,654,409 (g) Nouryon Finance B.V., Term Loan B, (TSFR1M + TSFR3M +
3.500%)
7 .156 07/31/31 5,686,215
5,729,000 (g) Proampac PG Borrower LLC, Term Loan B, (TSFR3M + 4.000%) 7 .793 02/22/33 5,720,292
1,917,444 (g) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5 .573 10/29/32 1,921,442
5,600,000 (g),(j) SP Motion Holdco Ltd, (TBD) TBD TBD 5,628,504
6,478,635 (g) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .186 04/21/31 6,511,417
2,713,025 (g) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .936 03/03/31 2,463,494

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 801,266 (g) USALCO, LLC, Term Loan, (TSFR3M + 3.500%) 7 .264% 09/30/31 $ 806,522
TOTAL MATERIALS 77,838,063
MEDIA & ENTERTAINMENT - 6.2%
3,450,412 (g) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
10 .014 04/18/30 2,909,129
3,858,494 (g) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .866 04/28/28 3,869,336
1,382,767 (g) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .816 10/31/28 1,387,952
5,716,565 (g),(h) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .128 05/14/29 5,748,721
9,858,906 (g) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10 .628 05/15/31 10,022,810
4,552,667 (g) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .714 03/24/31 4,542,309
3,518,767 (g) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .823 10/30/30 3,531,347
10,989,401 (g) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7 .801 08/23/28 11,033,359
1,995,898 (g) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .332 06/18/29 1,890,115
11,494,784 (g) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .147 12/02/31 11,562,315
911,682 (g) DirecTV Financing, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .323 08/02/29 919,445
21,533,769 (g) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .186 06/03/33 21,604,400
404,723 (g) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .523 06/30/28 405,880
769,593 (g) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .123 11/30/29 751,635
2,586,136 (g) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9 .576 05/01/29 2,301,661
2,308,810 (g) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.500%)
6 .286 08/06/31 2,322,605
3,834,390 (g) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .186 10/17/31 3,493,570
3,738,000 (g) Neptune Bidco US Inc, Term Loan B, (TSFR3M + 5.000%) 8 .863 02/03/33 3,734,972
4,707,373 (g) Nexstar Broadcasting, Inc., Term Loan B7, (TSFR1M + 2.750%) 6 .436 03/21/33 4,728,627
8,678,150 (g) Oak-Eagle AcquireCo, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .251 08/04/33 8,775,779
5,816,079 (g) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .728 02/10/31 5,864,905
5,972,036 (g) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 3.500%),
(cash 7.301%, PIK 1.500%)
7 .301 09/25/29 5,281,818
2,779,253 (g) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7 .147 12/31/29 2,574,297
3,330,000 (g) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .341 02/17/32 3,301,312
5,973,527 (g) TKO Worldwide Holdings, LLC, Term Loan B, (TSFR3M +
1.750%)
5 .507 11/21/31 5,976,962
5,156,472 (g) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7 .002 12/11/28 4,656,939
383,697 (g),(i),(j) Zeus US Bidco LLC, (TBD) TBD TBD 384,538
TOTAL MEDIA & ENTERTAINMENT 133,576,738
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
1,507,363 (g) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 2.500%) 6 .186 08/02/32 1,515,841
8,731,364 (g),(h) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9 .936 10/08/30 8,703,293
2,606,150 (g) BioMarin Pharmaceutical Inc, Term Loan B, (TSFR6M + 1.750%) 5 .428 04/27/33 2,607,779
3,400,000 (g) Creek Parent, Inc., Term Loan B, (TSFR1M + 3.000%) 6 .639 08/12/33 3,417,000
2,033,956 (g) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6 .697 01/27/32 2,041,584
5,043,915 (g) Genmab AS, Term Loan B, (TSFR3M + 2.000%) 5 .732 12/13/32 5,051,078
1,568,220 (g) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR6M
+ 2.500%)
6 .187 04/14/33 1,574,892
32,208,150 (g) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5 .995 04/07/33 31,784,130
11,355,868 (g) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .936 05/05/28 11,403,108
6,511,165 (g) Opal Bidco SAS, Term Loan B, (TSFR3M + 2.500%) 6 .232 04/23/32 6,552,446
9,043,948 (g) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .936 05/19/31 9,052,404
22,018,272 (g) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .186 12/12/31 22,135,299

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 2,344,844 (g) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .686% 04/20/29 $ 2,344,844
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 108,183,698
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
7,500,000 (g) CoreLogic, Inc., Term Loan B, (TSFR1M + 4.250%) 7 .936 07/28/31 7,366,387
8,403,450 (g) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6 .186 01/31/30 8,432,358
2,983,830 (g) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B,
(TSFR1M + 2.250%)
5 .936 06/13/33 2,991,290
1,305,678 (g) Dave & Buster's, Inc., First Lien Term Loan B, (TSFR3M +
3.250%)
7 .063 10/31/31 1,023,325
390,005 (g) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7 .755 08/11/28 296,683
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 20,110,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
11,156,698 (g) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .446 11/13/31 10,740,329
421,077 (g) MKS Instruments, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .397 02/04/33 423,288
3,546,000 (g) Qnity Electronics Inc, Term Loan B, (TSFR3M + 1.750%) 5 .514 10/29/32 3,547,472
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,711,089
SOFTWARE & SERVICES - 10.1%
3,084,516 (g) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.750%) 6 .482 02/03/31 3,082,974
2,010,221 (g) Aragorn Parent Corporation, Term Loan B, (TSFR1M + 3.500%) 7 .186 12/16/30 2,026,765
4,356,841 (g) Asurion LLC, Second Lien Term Loan B4, (TSFR3M + 5.250%) 9 .334 01/22/29 4,371,219
1,331,841 (g) Avalara, Inc, Term Loan, (TSFR3M + 2.500%) 6 .232 03/29/32 1,308,814
624,205 (g) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.186%,
PIK 7.500%)
11 .186 08/01/28 555,543
3,952,637 (g) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6 .436 11/25/31 3,932,519
15,278,090 (g),(h) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6 .514 07/30/31 14,518,158
6,640,998 (g),(h) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .982 03/24/31 6,367,057
4,840,049 (g),(h) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6 .982 08/16/32 4,616,196
6,126,954 (g),(h),(i) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
(SOFR30A + 2.500%)
4 .325 11/17/31 6,257,155
1,838,000 (g),(i) Coreweave Financing DDTL V LLC, First Lien Delayed Draw
Term Loan, (N/A + TSFR1M + 3.000%)
4 .826 09/02/31 1,846,427
5,678,336 (g),(h) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6 .456 03/29/32 5,420,454
2,604,057 (g) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .456 05/01/31 2,492,733
12,384,039 (g),(h) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .988 10/09/31 11,730,843
9,616,000 (g) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .823 02/04/33 9,305,644
373,539 (g) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7 .982 06/26/31 360,388
4,497,797 (g) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6 .186 10/09/29 4,413,463
940,091 (g) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7 .379 11/06/28 658,064
544,754 (g) EP Purchaser, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .379 11/06/28 381,328
9,534,135 (g) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6 .436 05/30/31 9,343,453
1,454,136 (g) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .642 06/27/31 1,455,343
14,316,114 (g) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .186 01/30/32 14,011,897
882,000 (g) Imprivata, Inc, Term Loan B, (TSFR3M + 3.750%) 7 .484 12/01/29 891,451
7,987,000 (g),(j) Lambda Compute II LLC, (TBD) TBD TBD 8,036,919
8,050,364 (g),(h) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6 .686 03/01/29 7,642,251
10,318,275 (g) Mitchell International, Inc., Add-on Term Loan, (TSFR1M +
3.000%)
6 .686 06/17/31 10,228,454
3,750,799 (g) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .436 01/31/30 3,740,241
1,562,000 (g),(j) Peraton Corp, (TBD) TBD TBD 1,191,048
19,982,013 (g),(h) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .673 02/01/28 19,037,063
1,406,553 (g) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .436 03/24/31 715,584
172,000 (g),(j) Plano HoldCo Inc, (TBD) TBD TBD 140,288
2,371,951 (g) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .573 11/03/31 2,365,286

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 4,103,720 (g),(h) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
6 .982% 10/28/30 $ 2,995,716
2,888,852 (g),(h) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6 .732 08/31/28 2,889,213
2,318,865 (g) Proofpoint, Inc., Term Loan B, (TSFR3M + 4.500%) 8 .249 08/30/30 2,291,131
3,656,732 (g) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .023 05/15/28 3,712,168
20,779,690 (g) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .523 05/15/28 18,205,294
2,720,466 (g) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .436 11/28/28 2,700,307
121,187 (g) SonicWall US Holdings Inc., FL10 Term Loan, (TSFR3M +
7.500%)
11 .245 04/26/30 119,672
999,689 (g) SonicWall US Holdings Inc., FL20 Term Loan 1, (TSFR3M +
5.000%)
8 .745 04/26/30 377,657
1,474,958 (g) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5 .686 05/09/31 1,476,838
2,504,700 (g) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .482 10/03/31 2,401,381
6,606,935 (g) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 6 .073 02/10/31 6,433,139
3,234,308 (g) Virtusa Corporation, Term Loan B, (TSFR1M + 3.250%) 6 .936 02/15/29 3,151,833
2,737,460 (g) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .073 04/14/31 2,691,841
2,066,085 (g) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .436 09/28/29 2,052,748
2,075,000 (g),(h) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 5 .436 02/28/30 1,905,545
TOTAL SOFTWARE & SERVICES 215,849,505
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
4,200,000 (g) Belden Inc., Term Loan, (TSFR1M + 2.250%) 5 .936 07/01/33 4,222,743
12,828,366 (g) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .402 11/30/29 12,550,760
785,113 (g),(j) Dresser Utility Solutions LLC, (TBD) TBD TBD 788,061
126,887 (g),(i),(j) Dresser Utility Solutions LLC, (TBD) TBD TBD 127,363
176,426 (g),(i) Dwyer Instruments, Inc, Delayed Draw Term Loan 0 .000 07/25/33 176,922
2,587,575 (g) Dwyer Instruments, Inc, Term Loan B, (TSFR3M + 2.500%) 6 .275 07/25/33 2,594,859
1,814,332 (g) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .927 09/22/31 1,825,672
1,169,125 (g) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6 .482 12/06/32 1,174,971
332,668 (g) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .273 03/05/29 335,844
5,828,905 (g) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .273 05/30/30 5,881,015
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,678,210
TELECOMMUNICATION SERVICES - 4.0%
7,188,433 (g) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5 .936 11/24/28 7,192,926
2,508,711 (g) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .186 09/28/29 2,528,944
4,797,182 (b),(g) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 07/17/27 26,384
5,174,624 (g) Digicel International Finance Limited, Term Loan B, (TSFR3M +
4.500%)
8 .232 08/09/32 5,227,172
1,273,657 (g) Ensono, LP, Term Loan, (TSFR1M + 4.000%) 7 .801 05/30/28 1,271,606
4,237,951 (g) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .936 09/20/30 4,245,367
14,393,150 (g) Level 3 Financing Inc., Term Loan B, (TSFR1M + 2.750%) 6 .436 03/29/32 14,467,635
3,032,518 (g),(h) Patagonia Holdco LLC, Term Loan B1, (TSFR3M + 5.750%) 9 .508 08/01/29 2,390,640
5,300,000 (g) QTS Thunder Managing Issuer LLC, Term Loan B, (TSFR3M +
2.250%)
6 .025 07/25/33 5,276,813
13,536,000 (g),(h) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .776 12/07/26 11,488,680
6,160,486 (g) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7 .686 10/06/32 6,195,139
24,377,998 (g) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%),
(cash 6.801%, PIK 0.500%)
6 .801 03/11/30 24,436,993
TOTAL TELECOMMUNICATION SERVICES 84,748,299
TRANSPORTATION - 3.3%
3,250,000 (g) AGI-CFI Acquisition Corp., Term Loan B, (TSFR1M + 4.500%) 8 .186 03/25/33 3,258,125
1,828,370 (g) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .573 03/21/31 1,829,055
4,577,150 (g) AIT Worldwide Logistics, Inc, Term Loan B, (TSFR3M + 4.250%) 8 .073 04/29/33 4,590,012
4,255,000 (g) American Airlines, Inc., First Lien Term Loan B, (TSFR3M +
3.000%)
6 .764 05/31/33 4,249,022
5,818,755 (g) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .979 04/20/28 5,826,436
1,317,697 (g),(j) Boluda Towage, S.L., Term Loan B, (TBD) TBD TBD 1,326,763
9,098,186 (g) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.250%)
5 .990 07/01/31 9,145,178
1,120,168 (g) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.250%) 5 .936 07/01/31 1,125,909
1,010,000 (g),(i) Carrix, Inc., Delayed Draw Term Loan 0 .000 07/15/33 1,010,636

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 5,050,000 (g) Carrix, Inc., Term Loan B, (TSFR3M + 2.000%) 5 .810% 07/15/33 $ 5,053,182
1,347,577 (g) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.250%) 5 .982 08/15/30 1,350,663
3,534,837 (g) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .482 04/10/31 3,534,908
12,721,088 (g) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .186 09/23/31 12,788,319
1,800,000 (g) Rand Parent, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .823 03/18/30 1,809,846
10,593,893 (g) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.000%) 5 .657 04/09/32 10,609,624
2,978,636 (g) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .436 02/24/31 2,981,987
TOTAL TRANSPORTATION 70,489,665
UTILITIES - 2.8%
2,372,733 (g) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .186 05/30/31 2,382,462
1,474,534 (g) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6 .370 05/06/32 1,485,593
107,659 (g) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6 .370 05/06/32 108,466
305,266 (g) Kestrel Acquisition, LLC, Term Loan, (TSFR3M + 2.750%) 6 .482 11/06/31 305,762
3,576,038 (g) NRG Energy, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5 .436 04/28/33 3,577,647
2,222,759 (g) NRG Energy, Inc., Term Loan, (TSFR1M + 1.750%) 5 .436 04/16/31 2,225,404
6,150,000 (g),(j) Pathfinder Power LLC, (TBD) TBD TBD 6,157,718
15,349,401 (g) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR3M + 1.750%)
5 .479 12/15/31 15,330,215
18,335,811 (g) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 1.750%) 5 .479 11/26/32 18,305,190
9,639,873 (g) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 1.500%) 5 .323 11/26/32 9,589,408
TOTAL UTILITIES 59,467,865
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,786,811,285) 1,785,187,058
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
235734 WARRANTS - 0.0% 235734
TELECOMMUNICATION SERVICES - 0.0%
8,465 Windstream Parent Inc 8/01/28 83,888
TOTAL TELECOMMUNICATION SERVICES 83,888
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 4/27/45 33,201
3,029 ACBL HLDG CORP 4/27/45 118,131
11,952 American Commercial Barge Line LLC 8/18/30 120
39,377 American Commercial Barge Line LLC 4/30/45 394
TOTAL TRANSPORTATION 151,846
TOTAL WARRANTS
(Cost $294,354) 235,734
TOTAL LONG-TERM INVESTMENTS
(Cost $2,062,701,947) 2,052,123,022
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
8,483,280 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (m) 8,483,280
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,483,280) 8,483,280

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  5.6%
INVESTMENT COMPANIES - 5.6% –
118,930,554 BlackRock Liquidity Funds T-Fund 3.580(n) $ 118,930,554
TOTAL INVESTMENT COMPANIES
(Cost $118,930,554) 118,930,554
TOTAL SHORT-TERM INVESTMENTS
(Cost $118,930,554) 118,930,554
TOTAL INVESTMENTS - 101.7%
(Cost $2,190,115,781) 2,179,536,856
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (35,662,354)
NET ASSETS - 100% $ 2,143,874,502
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $173,436,094 or 8.0% of Total Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) Affiliated holding
(f) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $8,251,012.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Portion of investment purchased on a delayed delivery basis.
(i) Investment, or portion of investment, represents an outstanding unfunded loan commitments.
(j) When-issued or delayed delivery security.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Prime
Brokerage
CDX-NAHYS45V4-5Y 5 .000% 3 .13 % Quarterly 12/20/30 $ 15,520,000 $ 1,381,359 $ 964,809 $ 416,550
Total
$ 15,520,000 $ 1,381,359
$964,809 $ 416,550

Portfolio of Investments August 31, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments August 31, 2026
High Yield Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.9%
721527 COMMON STOCKS - 0.1% 721527
TELECOMMUNICATION SERVICES - 0.1%
14,262 (a) Altice France Lux 3 $ 264,576
24,632 (a) Altice France Lux 3 456,951
TOTAL TELECOMMUNICATION SERVICES 721,527
TOTAL COMMON STOCKS
(Cost $659,862) 721,527
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
494321289 CORPORATE BONDS - 83.3% (b) 494321289
AUTOMOBILES & COMPONENTS - 2.4%
$ 2,825,000 (c) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6 .125% 04/15/31 2,817,217
914,900 (c),(d) Dexko Global Inc 7 .500 04/15/32 764,118
3,255,000 (c) Dorman Products Inc 6 .250 06/15/34 3,286,508
1,000,000 Goodyear Tire & Rubber Co/The 6 .625 07/15/30 966,438
595,000 Goodyear Tire & Rubber Co/The 8 .875 07/15/32 606,854
2,000,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 2,113,974
2,350,000 (c) Phinia Inc 6 .625 10/15/32 2,387,666
500,000 (c) ZF North America Capital Inc 6 .875 04/23/32 501,053
895,000 (c) ZF North America Capital Inc 7 .500 03/24/31 917,839
TOTAL AUTOMOBILES & COMPONENTS 14,361,667
CAPITAL GOODS - 6.3%
3,325,000 (c) ADI Global Distribution Funding LLC 7 .125 07/15/34 3,434,790
2,100,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 2,171,295
1,075,000 (c),(d) Alta Equipment Group Inc 9 .000 06/01/29 1,043,174
1,200,000 (c) Ameritex Holdco Intermediate LLC 7 .625 08/15/33 1,229,193
2,000,000 (c) Builders FirstSource Inc 6 .375 03/01/34 1,980,000
3,000,000 (c) Columbus McKinnon Corp/NY 7 .125 01/31/33 3,035,700
3,000,000 (c) Core & Main LP 6 .000 07/01/34 2,991,318
1,500,000 (c) Efesto Bidco SpA Efesto US LLC 7 .500 02/15/32 1,523,612
1,355,000 (c) Goat Holdco LLC 6 .750 02/01/32 1,382,094
1,700,000 (c) Herc Holdings Inc 6 .000 03/15/34 1,676,379
2,500,000 (c) LSF12 Helix Parent LLC 7 .125 02/01/33 2,500,995
2,500,000 (c) Masterbrand Inc 7 .000 07/15/32 2,498,906
2,440,000 (c) Quikrete Holdings Inc 6 .375 03/01/32 2,470,402
1,755,000 (c) QXO Building Products Inc 6 .500 07/15/31 1,774,820
350,000 (c) QXO Building Products Inc 6 .875 07/15/34 354,161
1,450,000 (c) Standard Building Solutions Inc 6 .250 08/01/33 1,439,261
1,090,000 (c) Synergy Infrastructure Holdings LLC 7 .000 07/15/34 1,108,878
1,500,000 (c) Terex Corp 6 .250 10/15/32 1,513,938
2,000,000 (c) TransDigm Inc 6 .375 05/31/33 2,005,436
1,350,000 (c) TransDigm Inc 6 .125 07/31/34 1,334,441
TOTAL CAPITAL GOODS 37,468,793
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
1,800,000 (c) Allied Universal Holdco LLC 7 .875 02/15/31 1,871,984
1,565,000 (c) CACI International Inc 6 .375 06/15/33 1,585,932
485,000 (c) Garda World Security Corp 8 .250 08/01/32 495,890
900,000 (c) Garda World Security Corp 8 .375 11/15/32 920,330
1,700,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 1,741,186
2,250,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 2,344,112
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,959,434
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
1,000,000 (c) Asbury Automotive Group Inc 5 .000 02/15/32 953,874
2,500,000 (c) Cougar JV Subsidiary LLC 8 .000 05/15/32 2,619,533
1,000,000 (c) Dealer Tire Financial LLC 10 .375 10/01/31 994,589
1,200,000 Kohl's Corp 5 .125 05/01/31 1,083,936
1,670,000 (c) Michaels Cos Inc/The 8 .500 03/15/33 1,653,196
1,150,000 (c) Park River Holdings Inc 8 .000 03/15/31 1,156,159
668,000 (c),(d) Park River Holdings Inc 8 .750 12/31/30 632,713
625,000 (c) PetSmart Inc / PetSmart Finance Corp 10 .000 09/15/33 623,956

Portfolio of Investments August 31, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,000,000 (c) QXO Building Products Inc 6 .750% 04/30/32 $ 2,045,648
1,000,000 (c) Staples Inc 10 .750 09/01/29 960,727
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,724,331
CONSUMER DURABLES & APPAREL - 1.2%
1,264,716 (c) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10 .000 07/15/33 1,357,485
1,220,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 524,600
1,500,000 (c) K Hovnanian Enterprises Inc 8 .375 10/01/33 1,535,514
500,000 (c),(d) MajorDrive Holdings IV LLC 6 .375 06/01/29 421,941
1,500,000 (c) S&S Holdings LLC 8 .375 10/01/31 1,430,194
1,200,000 Whirlpool Corp 4 .750 02/26/29 1,138,766
570,000 (c) Whirlpool Corp 7 .500 07/01/31 570,723
TOTAL CONSUMER DURABLES & APPAREL 6,979,223
CONSUMER SERVICES - 2.7%
1,000,000 (c),(d) Carnival Corp Ltd 6 .125 02/15/33 1,002,423
1,200,000 (c) Carnival Corp Ltd 5 .750 08/01/32 1,187,551
1,500,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6 .750 01/15/30 1,468,283
3,639,000 (c),(d) Motion Bondco DAC 6 .625 11/15/27 3,429,867
1,250,000 (c) NCL Corp Ltd 6 .750 02/01/32 1,215,865
2,645,000 (c) Pioneer Opco LLC 7 .000 05/15/33 2,691,016
1,800,000 (c) Sabre GLBL Inc 11 .125 07/15/30 1,770,750
1,500,000 (c) Travel + Leisure Co 6 .125 09/01/33 1,479,621
2,025,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 2,025,200
TOTAL CONSUMER SERVICES 16,270,576
ENERGY - 10.7%
1,875,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 1,851,057
2,145,000 (c) Archrock Services LP / Archrock Partners Finance Corp 6 .000 02/01/34 2,109,725
1,155,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 1,166,522
965,000 (c) Borr IHC Ltd / Borr Finance LLC 9 .000 01/15/34 932,740
2,650,000 (c) Bristow Group Inc 6 .750 02/01/33 2,668,852
1,000,000 Buckeye Partners LP 5 .850 11/15/43 890,131
1,210,000 (c) California Resources Corp 7 .000 01/15/34 1,209,893
2,835,000 (c) CNX Resources Corp 7 .250 03/01/32 2,918,149
2,500,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 2,445,129
457,000 (c) CVR Energy Inc 5 .750 02/15/28 456,286
2,000,000 (c) CVR Energy Inc 7 .500 02/15/31 2,060,748
2,175,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 2,238,588
2,560,000 (c) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 2,677,148
940,000 (c) Harvest Midstream I LP 7 .500 05/15/32 975,551
680,000 (c) Harvest Midstream I LP 6 .750 05/15/34 690,037
1,300,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 6 .000 02/01/31 1,283,442
4,000,000 (c) ITT Holdings LLC 6 .500 08/01/29 3,987,612
2,500,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 2,524,118
1,665,000 (c) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp
6 .625 08/15/34 1,683,850
1,100,000 (c) Matador Resources Co 6 .250 04/15/33 1,099,943
520,000 (c) Matador Resources Co 6 .000 04/15/34 509,327
1,500,000 (c) Moss Creek Resources Holdings Inc 8 .250 09/01/31 1,521,207
2,600,000 (c) Seadrill Finance Ltd 6 .750 07/15/34 2,548,702
2,500,000 (c) SM Energy Co 7 .000 08/01/32 2,556,463
2,865,000 (c) Solaris Energy Infrastructure LLC 6 .375 05/15/31 2,844,331
3,500,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 3,634,763
2,800,000 (c) Sunoco LP 6 .250 07/01/33 2,814,776
2,000,000 (c) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 1,977,628
2,100,000 (c) TransMontaigne Partners LLC 8 .500 06/15/30 2,142,162
1,275,000 (c) Transocean International Ltd 7 .875 10/15/32 1,338,863
800,000 (c),(e),(f) Venture Global LNG Inc 9 .000 N/A 810,969
1,525,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 1,577,128
1,500,000 (c) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 1,578,937

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,500,000 (c) Venture Global Plaquemines LNG LLC 6 .500% 06/15/34 $ 1,551,167
TOTAL ENERGY 63,275,944
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
2,055,000 (c) Diversified Healthcare Trust 7 .250 10/15/30 2,105,218
4,185,000 (c) Iron Mountain Inc 6 .250 01/15/33 4,218,095
2,670,000 (c) Millrose Properties Inc 6 .375 08/01/30 2,707,140
1,000,000 (c) Millrose Properties Inc 6 .250 09/15/32 1,003,343
3,250,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 3,192,525
2,025,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,053,257
3,000,000 (c) Office Properties Income Trust/MD 9 .000 03/31/29 3,043,206
695,000 (c) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 684,882
1,000,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 987,468
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,995,134
FINANCIAL SERVICES - 9.3%
1,280,000 (c) Azorra Finance Ltd 7 .250 01/15/31 1,324,835
2,100,000 (c) Azorra Finance Ltd 6 .250 02/15/34 2,073,708
1,000,000 Block Inc 6 .500 05/15/32 1,015,313
3,750,000 (c),(d) Burford Capital Global Finance LLC 6 .250 04/15/28 3,717,637
585,000 (c),(d) Burford Capital Global Finance LLC 8 .500 01/15/34 530,595
4,000,000 (c) Encore Capital Group Inc 6 .625 06/01/32 4,011,743
750,000 (c) Figure Technology Solutions Inc 8 .500 07/31/31 758,860
1,200,000 (c) Freedom Mortgage Holdings LLC 8 .375 04/01/32 1,205,736
2,200,000 (e) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 2,311,610
1,100,000 (e) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 1,108,929
2,500,000 (c) Hunt Cos Inc 5 .250 04/15/29 2,416,249
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 1,276,450
1,875,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 1,794,611
1,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 854,555
5,750,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 5,708,583
500,000 OneMain Finance Corp 7 .125 09/15/32 506,880
2,800,000 OneMain Finance Corp 5 .375 11/15/29 2,760,060
4,465,000 (c) Osaic Holdings Inc 6 .750 08/01/32 4,491,919
1,600,000 (c) PennyMac Financial Services Inc 6 .875 05/15/32 1,540,238
1,500,000 (c) Rocket Cos Inc 6 .375 08/01/33 1,519,277
4,865,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 4,883,745
4,000,000 (c) Stonex Escrow Issuer LLC 6 .875 07/15/32 4,066,828
2,725,000 (c),(f),(g) UBS Group AG 6 .600 N/A 2,739,770
500,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 483,050
2,100,000 (c) WEX Inc 6 .500 03/15/33 2,111,470
TOTAL FINANCIAL SERVICES 55,212,651
FOOD, BEVERAGE & TOBACCO - 1.3%
2,230,000 (c) Fiesta Purchaser Inc 7 .875 03/01/31 2,257,460
500,000 (c) Fiesta Purchaser Inc 9 .625 09/15/32 489,505
2,250,000 (c) Post Holdings Inc 6 .375 03/01/33 2,210,883
2,770,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 2,772,909
TOTAL FOOD, BEVERAGE & TOBACCO 7,730,757
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
1,000,000 (c) CHS/Community Health Systems Inc 6 .875 04/15/29 959,451
1,010,000 (c),(d) CHS/Community Health Systems Inc 6 .125 04/01/30 863,290
1,000,000 (c) CHS/Community Health Systems Inc 5 .250 05/15/30 933,651
1,150,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 1,220,286
3,345,000 (c) Gainwell Acquisition Corp 9 .000 09/01/31 3,484,242
2,070,000 (c) Global Medical Response Inc 7 .375 10/01/32 2,145,555
1,955,000 (c) Insulet Corp 6 .500 04/01/33 1,985,987
2,275,000 (c) LifePoint Health Inc 7 .000 05/01/34 2,139,065
875,000 (c) Molina Healthcare Inc 6 .500 02/15/31 888,975
1,375,000 (c) National Mentor Holdings Inc 10 .500 12/15/30 1,463,692
2,020,000 (c) Prestige Brands Inc 6 .250 07/15/34 2,028,678
2,000,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 2,073,992
2,070,000 (c) Team Health Holdings Inc 8 .375 06/30/28 2,069,958

Portfolio of Investments August 31, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 1,925,000 (c),(d) Tenet Healthcare Corp 6 .000% 11/15/33 $ 1,930,727
500,000 (c) US Acute Care Solutions LLC 9 .750 05/15/29 490,118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,677,667
INSURANCE - 3.0%
1,300,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 1,109,858
4,080,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 4,099,188
3,240,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 3,203,777
2,995,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 3,055,059
1,200,000 (c) Ardonagh Group Finance Ltd 8 .875 02/15/32 1,203,206
835,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8 .000 12/31/32 830,674
3,000,000 (c) CRC Insurance Group LLC 7 .125 06/01/31 3,000,735
1,200,000 (c) HUB International Ltd 7 .375 01/31/32 1,231,732
TOTAL INSURANCE 17,734,229
MATERIALS - 6.7%
1,500,000 (c) Ardagh Group SA, (cash 6.000%, PIK 5.000% or cash 5.500%,
PIK 6.500%)
11 .000 12/01/30 1,435,998
1,135,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 1,140,826
2,995,000 (c) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7 .125 06/15/33 3,043,992
2,000,000 Celanese US Holdings LLC 7 .550 11/15/30 2,117,036
1,500,000 Celanese US Holdings LLC 6 .750 04/15/33 1,526,896
2,000,000 (c) Cleveland-Cliffs Inc 6 .750 04/15/30 2,013,400
1,500,000 (c) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 1,481,818
1,500,000 (c) Clydesdale Acquisition Holdings Inc 6 .875 01/15/30 1,501,462
1,500,000 (c) Commercial Metals Co 5 .750 11/15/33 1,476,540
1,000,000 FMC Corp 3 .450 10/01/29 928,617
1,510,000 (c) FMC Corp 8 .125 06/01/31 1,566,218
1,000,000 (c),(d) Herens Holdco Sarl 4 .750 05/15/28 879,639
1,500,000 (c) INEOS Finance PLC 6 .750 05/15/28 1,497,892
1,000,000 (c) Magnera Corp 7 .250 11/15/31 983,320
1,500,000 (c) Magnera Corp 4 .750 11/15/29 1,413,919
1,500,000 (c) Methanex US Operations Inc 6 .250 03/15/32 1,518,799
860,000 (c) Mineral Resources Ltd 7 .000 04/01/31 886,894
3,450,000 (c) Mineral Resources Ltd 6 .000 05/01/32 3,404,867
2,000,000 (c) Novelis Corp 6 .375 08/15/33 2,004,869
2,000,000 (c) Olin Corp 6 .625 04/01/33 1,962,379
1,000,000 (c),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 927,516
1,325,000 (c) Qnity Electronics Inc 6 .250 08/15/33 1,333,745
500,000 (c) Sword Purchaser LLC 10 .500 04/15/34 521,704
1,500,000 (c) Sword Purchaser LLC 8 .250 04/15/33 1,552,472
1,400,000 (c) WR Grace Holdings LLC 5 .625 08/15/29 1,331,775
1,200,000 (c) WR Grace Holdings LLC 7 .375 03/01/31 1,201,728
TOTAL MATERIALS 39,654,321
MEDIA & ENTERTAINMENT - 7.7%
1,323,710 (c) Advantage Sales & Marketing Inc 9 .000 11/15/30 1,100,082
3,000,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4 .250 02/01/31 2,705,659
3,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 2,792,118
1,125,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 1,008,177
1,000,000 (c) Directv Financing LLC 8 .875 02/01/30 1,022,851
1,715,000 (c) Directv Financing LLC 8 .875 02/01/30 1,754,523
2,150,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 2,275,246
2,855,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 2,980,620
1,385,000 Discovery Communications LLC 3 .625 05/15/30 1,296,706
1,000,000 Discovery Global Holdings Inc 4 .279 03/15/32 915,000
1,700,000 Discovery Global Holdings Inc 5 .050 03/15/42 1,236,036
2,000,000 (h) DISH DBS Corp 5 .125 06/01/29 1,847,500
700,000 (c) Gray Media Inc 7 .250 08/15/33 699,942
1,700,000 (c) Gray Media Inc 7 .500 09/15/34 1,698,049
500,000 (c) Gray Media Inc 5 .375 11/15/31 389,275
1,200,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 1,232,528

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 825,000 (c) Neptune Bidco US Inc 10 .375% 05/15/31 $ 866,865
1,500,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 1,540,112
3,155,000 (c) Nexstar Media Inc 6 .500 09/15/33 3,169,065
3,280,000 (c) OAK-Eagle Acquireco Inc 7 .250 07/01/33 3,410,934
1,900,000 (c) OAK-Eagle Acquireco Inc 8 .750 07/01/34 2,016,516
1,150,000 (d) Paramount Global 6 .875 04/30/36 1,069,089
750,000 Paramount Global 7 .875 07/30/30 789,120
1,500,000 (c) Sirius XM Radio LLC 5 .875 04/15/32 1,480,024
2,000,000 (c) Sirius XM Radio LLC 4 .125 07/01/30 1,882,278
1,000,000 (c) Telesat Canada / Telesat LLC 6 .500 10/15/27 649,757
1,535,000 (c) Univision Communications Inc 7 .375 06/30/30 1,540,759
1,125,000 (c) Univision Communications Inc 9 .375 08/01/32 1,147,962
1,050,000 (c),(d) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3 .875 02/01/29 932,515
TOTAL MEDIA & ENTERTAINMENT 45,449,308
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
3,500,000 (c) Bausch Health Americas Inc 8 .500 01/31/27 3,495,571
1,000,000 (c) Bausch Health Cos Inc 5 .250 02/15/31 640,000
407,000 (c) Bausch Health Cos Inc 11 .000 09/30/28 429,884
2,020,000 (c) Genmab A/S/Genmab Finance LLC 7 .250 12/15/33 2,104,563
1,000,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 1,071,167
1,170,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,169,166
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,910,351
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
1,525,000 (c) CoreLogic Inc 9 .000 08/01/31 1,514,528
400,000 (c) CoreLogic Inc 12 .000 02/01/32 382,674
2,000,000 (c) Sotheby's/Bidfair Holdings Inc 5 .875 06/01/29 1,942,894
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,840,096
SOFTWARE & SERVICES - 3.5%
2,000,000 (c) Amentum Holdings Inc 7 .250 08/01/32 2,061,792
2,100,000 (c) AthenaHealth Group Inc 7 .500 02/15/32 2,163,026
1,350,000 (c) Cloud Software Group LLC 8 .250 06/30/32 1,321,746
4,250,000 (c) Cloud Software Group LLC 6 .500 03/31/29 4,230,343
1,230,000 (c) CoreWeave Inc 9 .750 10/01/31 1,099,896
3,200,000 (c) Gen Digital Inc 6 .250 04/01/33 3,199,001
1,500,000 Oracle Corp 4 .950 02/04/31 1,437,349
2,400,000 (c) Rackspace Finance LLC 3 .500 05/15/28 2,004,000
625,000 (c) Rocket Software Inc 6 .500 02/15/29 612,626
1,500,000 (c) UKG Inc 6 .875 02/01/31 1,479,536
1,380,000 (c) Virtusa Corp 7 .125 12/15/28 1,232,398
TOTAL SOFTWARE & SERVICES 20,841,713
TELECOMMUNICATION SERVICES - 8.0%
1,000,000 (c) Altice France Lux 3 / Altice Holdings 1 10 .000 01/15/33 974,012
2,400,917 (c) Altice France SA 6 .500 04/15/32 2,334,350
1,100,000 (c) APLD ComputeCo LLC 9 .250 12/15/30 1,160,244
1,450,000 (c) APLD ComputeCo LLC 7 .000 06/15/31 1,396,062
1,120,000 (c) Cipher Compute LLC 7 .125 11/15/30 1,133,881
1,750,000 (c) Core Scientific Finance I LLC 7 .750 05/15/31 1,697,995
1,960,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 2,042,306
725,000 (c) Galaxy Helios Data Centers II LLC 9 .875 08/01/31 718,060
1,500,000 (c) Iliad Holding SAS 8 .500 04/15/31 1,573,724
1,000,000 (c) Iliad Holding SAS 7 .000 04/15/32 1,008,131
785,000 (c) Level 3 Financing Inc 7 .500 02/15/37 778,845
2,200,000 (c) Level 3 Financing Inc 8 .500 01/15/36 2,300,443
2,000,000 (c) Level 3 Financing Inc 7 .000 03/31/34 2,045,766
2,200,000 (c) Level 3 Financing Inc 6 .875 06/30/33 2,236,456
1,500,000 (c) Lumen Technologies Inc 4 .500 01/15/29 1,430,880
2,775,000 (c) QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6 .625 09/01/31 2,735,329
3,500,000 (e) Rogers Communications Inc 7 .000 04/15/55 3,525,942
1,350,000 (c) Sable International Finance Ltd 7 .125 10/15/32 1,332,027
1,500,000 (c) SV RNO Property Owner 1 LLC 5 .875 03/01/31 1,377,006
295,000 (c) Telesat Canada / Telesat LLC 5 .625 12/06/26 247,800

Portfolio of Investments August 31, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 1,600,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625% 06/15/32 $ 1,644,032
2,720,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 2,841,524
1,750,000 (c) WULF Compute LLC 7 .750 10/15/30 1,818,427
3,549,958 (c) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 5 .750 03/09/30 3,549,958
5,677,830 (c) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 7 .125 09/09/30 5,639,561
TOTAL TELECOMMUNICATION SERVICES 47,542,761
TRANSPORTATION - 2.1%
2,150,000 (c) Alaska Airlines Inc 6 .500 06/01/31 2,144,645
2,795,000 (c) Carrix Inc 6 .125 08/01/33 2,792,609
1,300,000 (c),(d) Clue Opco LLC 9 .500 10/15/31 1,311,641
3,780,000 (c) GB AIT Buyer Inc 8 .750 04/30/34 3,847,488
2,095,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 2,139,152
TOTAL TRANSPORTATION 12,235,535
UTILITIES - 5.1%
2,390,000 (c) Alpha Generation LLC 6 .250 01/15/34 2,341,984
5,000,000 (c),(e) AltaGas Ltd 7 .200 10/15/54 5,171,800
1,675,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 1,648,470
1,500,000 (c) Clearway Energy Operating LLC 5 .750 01/15/34 1,449,804
2,500,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 2,543,750
3,500,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 3,459,711
1,000,000 (c) Long Ridge Energy LLC 8 .750 02/15/32 1,032,936
1,690,000 (c) NRG Energy Inc 6 .000 02/01/33 1,682,146
1,000,000 (c) NRG Energy Inc 5 .875 05/15/34 975,032
2,000,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 1,964,119
1,300,000 (c) Talen Energy Supply LLC 6 .500 02/01/36 1,275,923
1,200,000 (c) Talen Energy Supply LLC 6 .375 05/01/33 1,185,024
2,000,000 (c) TerraForm Power Operating LLC 4 .750 01/15/30 1,922,749
2,640,000 (c) VoltaGrid LLC 7 .375 11/01/30 2,656,849
1,070,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 1,146,501
TOTAL UTILITIES 30,456,798
TOTAL CORPORATE BONDS
(Cost $490,335,326) 494,321,289
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
73980192 VARIABLE RATE SENIOR LOAN INTERESTS - 12.5% 73980192
AUTOMOBILES & COMPONENTS - 0.2%
1,500,000 (i),(j) DexKo Global Inc., Term Loan B, (TBD) TBD TBD 1,453,688
TOTAL AUTOMOBILES & COMPONENTS 1,453,688
CAPITAL GOODS - 0.4%
2,586,423 (j) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .551 05/17/28 2,322,944
TOTAL CAPITAL GOODS 2,322,944
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,333,750 (j) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9 .182 09/04/30 1,377,617
2,485,937 (j) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
8 .014 09/04/30 1,750,100
2,000,000 (j),(k) TruGreen Limited Partnership, Term Loan, (TSFR1M + 4.000%) 7 .786 11/02/28 1,871,500
1,391,678 (j) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .923 04/12/27 236,585
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,235,802
CONSUMER DURABLES & APPAREL - 0.2%
992,147 (j) S&S Holdings LLC, Term Loan, (TSFR1M + 5.000%) 8 .788 03/13/28 994,999
TOTAL CONSUMER DURABLES & APPAREL 994,999
CONSUMER SERVICES - 0.2%
1,486,196 (j) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .936 02/06/30 1,456,168
TOTAL CONSUMER SERVICES 1,456,168
FINANCIAL SERVICES - 0.2%
990,000 (j) Forward Air Corporation, Term Loan B, (TSFR3M + 4.500%) 8 .343 12/19/30 984,060
TOTAL FINANCIAL SERVICES 984,060

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
$ 2,425,000 (i),(j) ADMI Corp., Term Loan B2, (TBD) TBD TBD $ 2,301,058
2,150,000 (j),(k) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
TSFR6M + 2.305%)
4 .222% 11/30/28 1,163,687
1,540,000 (j) Gainwell Acquisition Corp., Refinancing Term Loan, (TSFR3M +
4.500%)
8 .223 08/19/31 1,549,625
1,300,000 (j) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 3.500%), (cash 7.494%, PIK 1.500%)
7 .494 06/28/28 1,277,250
1,075,000 (i),(j) Summit Behavioral Healthcare LLC, (TBD) TBD TBD 1,086,089
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,377,709
INSURANCE - 0.7%
1,060,000 (j) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .686 11/06/30 904,535
1,990,000 (i),(j) Asurion LLC, Term Loan B11, (TBD) TBD TBD 1,995,333
1,480,943 (j) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7 .573 02/23/33 1,422,320
TOTAL INSURANCE 4,322,188
MATERIALS - 0.8%
3,000,000 (j),(k) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .861 04/13/29 2,999,595
1,506,319 (j),(k) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
2.000%), (cash 5.663%, PIK 5.000%)
5 .843 01/30/31 1,452,890
TOTAL MATERIALS 4,452,485
MEDIA & ENTERTAINMENT - 3.7%
745,055 (j) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .866 04/28/28 747,148
1,497,674 (j) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .816 10/31/28 1,503,290
1,862,637 (j) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .128 05/14/29 1,873,115
1,600,000 (j),(k) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
5 .975 12/15/31 1,576,360
2,949,371 (j),(k) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .523 06/30/28 2,957,806
1,396,456 (j) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9 .576 05/01/29 1,242,846
2,551,019 (j),(k) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 3.500%),
(cash 7.301%, PIK 1.500%)
7 .301 09/25/29 2,256,185
8,300,900 (j) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
11 .002 12/20/28 8,404,662
1,293,418 (j) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7 .002 12/11/28 1,168,118
TOTAL MEDIA & ENTERTAINMENT 21,729,530
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,488,741 (j) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9 .936 10/08/30 1,483,954
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,483,954
SOFTWARE & SERVICES - 2.9%
1,977,000 (j) Athenahealth Group, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .936 02/17/32 1,978,769
2,494,949 (j),(k) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6 .514 07/30/31 2,370,851
872,109 (j) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7 .982 06/26/31 841,407
997,475 (j) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 8 .759 11/05/31 748,735
1,175,000 (j) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .673 02/01/28 1,119,434
154,000 (i),(j) Plano HoldCo Inc, (TBD) TBD TBD 125,606
1,666,580 (i),(j) Proofpoint, Inc., Repriced Term Loan, (TBD) TBD TBD 1,666,788
2,493,622 (j) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .023 05/15/28 2,531,426
488,180 (j) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .523 05/15/28 427,699
1,998,741 (j),(k) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .436 11/28/28 1,983,930
1,984,576 (j) Vericast Corp., Extended Term Loan, (TSFR6M + 7.750%) 11 .615 06/17/30 1,974,653
1,500,000 (j) Virtusa Corporation, Term Loan B, (TSFR1M + 3.250%) 6 .936 02/15/29 1,461,750
TOTAL SOFTWARE & SERVICES 17,231,048
TELECOMMUNICATION SERVICES - 0.5%
597,000 (i),(j) Patagonia Holdco LLC, Term Loan B1, (TBD) TBD TBD 470,636
2,930,000 (j) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .776 12/07/26 2,486,837
TOTAL TELECOMMUNICATION SERVICES 2,957,473

Portfolio of Investments August 31, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3%
$ 1,979,381 (j) American Airlines, Inc., First Lien Term Loan B, (TSFR6M +
2.250%)
5 .935% 02/15/28 $ 1,978,144
TOTAL TRANSPORTATION 1,978,144
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $73,637,520) 73,980,192
TOTAL LONG-TERM INVESTMENTS
(Cost $564,632,708) 569,023,008
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.6%
21,387,381 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (m) 21,387,381
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $21,387,381) 21,387,381
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  3.5%
INVESTMENT COMPANIES - 3.5% –
21,062,041 BlackRock Liquidity Funds T-Fund 3.580(n) 21,062,041
TOTAL INVESTMENT COMPANIES
(Cost $21,062,041) 21,062,041
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,062,041) 21,062,041
TOTAL INVESTMENTS - 103.0%
(Cost $607,082,130) 611,472,430
OTHER ASSETS & LIABILITIES, NET -  (3.0)% (17,890,680)
NET ASSETS - 100% $ 593,581,750
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $446,075,935 or 73.0% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $20,444,900.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.7% of Total Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.4% of Total Investments.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) When-issued or delayed delivery security.
(j) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

See Notes to Financial Statements
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Portfolio of Investments August 31, 2026
Preferred Securities and Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
5434025622 CORPORATE BONDS - 87.9% (a) 5434025622
AUTOMOBILES & COMPONENTS - 0.6%
$ 21,893,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 21,792,640
16,979,000 (b),(c),(d) General Motors Financial Co Inc 5.700 N/A 16,899,323
TOTAL AUTOMOBILES & COMPONENTS 38,691,963
BANKS - 52.3%
44,883,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 48,501,423
28,086,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 7.125 N/A 28,201,349
47,800,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 49,881,355
10,700,000 (b),(d),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 10,777,409
16,450,000 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 16,570,233
27,655,400 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 28,593,388
38,200,000 (b),(e) Banco Santander SA 7.250 N/A 38,455,023
78,000,000 (b),(e) Banco Santander SA 9.625 N/A 90,777,492
85,000,000 (b),(e) Banco Santander SA 8.000 N/A 90,795,688
44,789,000 (b),(c) Bank of America Corp 6.250 N/A 44,846,151
70,396,000 (b),(c) Bank of America Corp 6.625 N/A 72,196,518
86,313,000 (c) Bank of Montreal 7.300 11/26/84 89,134,399
29,666,000 (c) Bank of Montreal 6.875 11/26/85 29,872,535
37,542,000 (c) Bank of Montreal 7.700 05/26/84 39,218,738
15,255,000 (c) Bank of Nova Scotia/The 8.000 01/27/84 16,032,608
51,320,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 50,919,057
31,020,000 (b),(e) Barclays PLC 8.000 N/A 32,486,781
32,101,000 (b),(e) Barclays PLC 7.625 N/A 33,309,571
96,433,000 (b),(e) Barclays PLC 9.625 N/A 106,554,126
28,802,000 (b),(e),(f) BNP Paribas SA 7.200 N/A 28,431,946
42,213,000 (b),(d),(e),(f) BNP Paribas SA 7.450 N/A 42,710,100
32,326,000 (b),(d),(e),(f) BNP Paribas SA 7.375 N/A 32,931,304
64,127,000 (b),(e),(f) BNP Paribas SA 8.000 N/A 67,653,023
38,013,000 (b),(e),(f) BNP Paribas SA 8.500 N/A 39,827,893
24,811,000 (b),(e),(f) BNP Paribas SA 9.250 N/A 25,874,375
39,550,000 (b),(e),(f) BNP Paribas SA 7.750 N/A 41,231,270
57,350,000 (c) Canadian Imperial Bank of Commerce 6.500 07/28/86 56,606,543
41,102,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 41,630,076
41,168,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 41,512,864
9,885,000 (b),(c) Citigroup Inc 7.375 N/A 10,169,115
22,271,000 (b),(c) Citigroup Inc 7.625 N/A 23,300,032
34,157,000 (b),(c) Citigroup Inc 7.125 N/A 34,849,772
33,224,000 (b),(c),(d) Citigroup Inc 7.000 N/A 34,150,375
60,359,000 (b),(c) Citigroup Inc 6.625 N/A 61,217,184
12,000,000 (b),(c) Citigroup Inc 6.950 N/A 12,141,720
24,862,000 (b),(c) Citigroup Inc 6.875 N/A 25,166,112
12,672,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.169 N/A 12,716,200
12,767,712 (b),(c) Citizens Financial Group Inc 6.750 N/A 12,634,818
15,174,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.265%) 7.015 N/A 15,155,677
65,935,000 (b),(d),(e),(f) Credit Agricole SA 6.700 N/A 65,180,097
46,064,000 (b),(d),(e),(f) Credit Agricole SA 7.125 N/A 46,522,475
7,016,000 (b),(c),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 7.027 N/A 7,003,691
20,174,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.898 N/A 20,174,958
19,583,000 (b),(c) First Citizens BancShares Inc/NC 7.000 N/A 19,776,813
53,510,000 (b),(e) HSBC Holdings PLC 8.000 N/A 55,383,011
44,378,000 (b),(d),(e) HSBC Holdings PLC 6.875 N/A 45,222,425
61,624,000 (b),(d),(e) HSBC Holdings PLC 6.950 N/A 62,894,687
14,612,000 (b),(e) HSBC Holdings PLC 6.950 N/A 14,703,237
23,331,000 (b),(e) HSBC Holdings PLC 6.750 N/A 23,401,880
20,000,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 19,975,702
24,345,000 (b),(c),(d) Huntington Bancshares Inc/OH 6.250 N/A 24,521,978
53,158,000 (b),(e) ING Groep NV 7.000 N/A 54,093,900
33,907,000 (b),(e) ING Groep NV, Reg S 7.500 N/A 34,747,149
40,809,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 41,459,904
73,116,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 75,703,356

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 61,481,000 (b),(c) JPMorgan Chase & Co 6.100 % N/A $ 61,572,422
37,007,000 (b),(e) Lloyds Banking Group PLC 8.000 N/A 39,161,437
58,896,000 (b),(e) Lloyds Banking Group PLC 6.750 N/A 59,873,733
877,000 (b),(c) M&T Bank Corp 3.500 N/A 878,912
97,810,000 (b),(e) NatWest Group PLC 8.125 N/A 106,460,708
86,914,000 (b),(e) NatWest Group PLC 7.300 N/A 88,889,381
10,190,000 (b),(e),(f) Nordea Bank Abp 6.300 N/A 10,156,650
61,602,000 (b),(e),(f) Nordea Bank Abp 6.750 N/A 61,736,169
45,844,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 46,562,696
80,763,000 (c) Royal Bank of Canada 6.500 05/24/86 79,091,472
49,105,000 (c) Royal Bank of Canada 6.750 08/24/85 49,689,251
45,240,000 (b),(e),(f) Societe Generale SA 9.375 N/A 47,199,661
39,975,000 (b),(d),(e),(f) Societe Generale SA 8.500 N/A 43,373,555
22,115,000 (b),(d),(e),(f) Societe Generale SA 7.125 N/A 21,694,452
54,126,000 (b),(e),(f) Societe Generale SA 10.000 N/A 58,543,764
25,875,000 (b),(e),(f) Standard Chartered PLC 7.750 N/A 26,477,836
23,016,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 22,881,927
20,719,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 21,342,891
48,536,000 (b),(c) Truist Financial Corp 6.669 N/A 48,680,589
45,236,000 (b),(c) Wells Fargo & Co 6.125 N/A 44,829,645
6,580,000 (c) Wells Fargo & Co 7.950 11/15/29 7,140,584
24,750,000 (b),(c) Wells Fargo & Co 7.625 N/A 25,762,896
44,179,000 (b),(c),(d) Wells Fargo & Co 6.850 N/A 45,484,755
30,904,000 (b),(c) Wells Fargo & Co 6.550 N/A 30,915,836
TOTAL BANKS 3,236,200,728
CAPITAL GOODS - 1.4%
19,614,000 (c),(f) ILFC E-Capital Trust I 6.480 12/21/65 17,260,320
44,663,000 (c),(f) ILFC E-Capital Trust II 6.730 12/21/65 40,321,815
27,383,000 (b),(c) Sumisho Air Lease Corp 6.000 N/A 26,492,803
TOTAL CAPITAL GOODS 84,074,938
ENERGY - 4.1%
7,239,000 (c) Enbridge Inc 5.750 07/15/80 7,213,608
14,880,000 (c) Enbridge Inc 7.625 01/15/83 16,010,225
62,532,000 (c) Enbridge Inc 8.500 01/15/84 70,526,091
2,874,000 (b),(c) Energy Transfer LP 6.625 N/A 2,891,399
48,683,000 (b),(c) Energy Transfer LP 7.125 N/A 49,956,937
10,169,000 (c) Energy Transfer LP 8.000 05/15/54 10,657,704
24,656,000 (c) Energy Transfer LP 6.750 02/15/56 24,580,419
11,869,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 12,455,020
20,460,000 (b),(c),(f) Sunoco LP 7.875 N/A 21,096,470
26,347,000 (c) Transcanada Trust 5.600 03/07/82 25,778,453
11,570,000 (b),(c),(f) Venture Global LNG Inc 9.000 N/A 11,728,641
TOTAL ENERGY 252,894,967
FINANCIAL SERVICES - 13.1%
17,895,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 18,373,408
20,600,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 20,713,959
12,289,000 (b),(c) Ally Financial Inc 4.700 N/A 11,922,600
23,445,000 (b),(c) Ally Financial Inc 7.100 N/A 23,715,579
20,463,000 (b),(c) American Express Co 6.450 N/A 20,608,512
8,295,000 (b),(c),(f) Capital Farm Credit ACA 8.393 N/A 8,139,884
25,972,000 (b),(c) Charles Schwab Corp/The 6.100 N/A 25,617,197
3,955,000 (c) Citigroup Capital III 7.625 12/01/36 4,370,561
18,836,000 (b),(c),(f) Compeer Financial ACA 7.875 N/A 19,118,544
6,700,000 (b),(c),(f) Compeer Financial ACA 8.476 N/A 6,616,250
19,089,000 (b),(c) Corebridge Financial Inc 6.875 N/A 19,765,171
36,075,000 (h) Credit Suisse Group AG 7.500 01/17/72 12,265,500
61,301,000 (h) Credit Suisse Group AG 7.500 06/11/72 20,842,340
8,421,000 (h) Credit Suisse Group AG 5.250 02/11/72 2,863,140
12,260,000 (h) Credit Suisse Group AG 6.380 02/21/72 4,168,400
62,450,000 (h) Credit Suisse Group AG 7.250 03/12/72 21,233,000
49,069,000 (h),(i) Credit Suisse Group AG 0.000 01/17/72 16,683,460

Portfolio of Investments August 31, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 32,600,000 (b),(e) Deutsche Bank AG, Reg S 8.130 % N/A $ 34,205,680
10,397,000 (c) Equitable Holdings Inc 6.700 03/28/55 10,513,186
33,489,000 (b),(c),(d) Goldman Sachs Group Inc/The 6.125 N/A 33,131,200
41,830,000 (b),(c) Goldman Sachs Group Inc/The 6.500 N/A 41,627,944
36,992,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 37,910,807
45,460,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 47,097,833
20,175,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 20,998,221
33,600,000 (b),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 34,410,096
11,629,000 (b),(e) Nomura Holdings Inc 7.000 N/A 11,743,906
30,495,000 (b),(c) State Street Corp 6.700 N/A 31,196,568
31,679,000 (b),(e),(f) UBS Group AG 7.000 N/A 31,608,730
120,694,000 (b),(e),(f) UBS Group AG 9.250 N/A 137,465,276
29,805,000 (b),(e),(f) UBS Group AG 9.250 N/A 31,883,034
18,420,000 (b),(e),(f) UBS Group AG 7.750 N/A 19,296,405
27,966,000 (b),(c) Voya Financial Inc 7.758 N/A 28,886,641
TOTAL FINANCIAL SERVICES 808,993,032
FOOD, BEVERAGE & TOBACCO - 2.5%
13,835,000 (b),(c),(f) Dairy Farmers of America Inc 7.125 N/A 13,864,061
39,310,000 (b),(c),(f) Land O' Lakes Inc 8.000 N/A 39,113,450
65,313,000 (b),(c),(f) Land O' Lakes Inc 7.250 N/A 59,434,830
46,071,000 (b),(c),(f) Land O' Lakes Inc 7.000 N/A 40,542,480
TOTAL FOOD, BEVERAGE & TOBACCO 152,954,821
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 (c) CVS Health Corp 6.750 12/10/54 7,844,906
4,343,000 (c) CVS Health Corp 7.000 03/10/55 4,483,293
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,328,199
INSURANCE - 9.6%
19,306,000 (c) American National Group Inc 7.000 12/01/55 18,443,863
51,650,000 (c) Assurant Inc 7.000 03/27/48 52,341,367
66,890,000 (c),(f) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 63,765,334
25,597,000 (c) Corebridge Financial Inc 6.375 09/15/54 25,352,316
9,883,000 (c),(f) Enstar Group Ltd 7.500 04/01/45 10,240,508
20,414,000 (c),(f) Enstar Group Ltd 6.693 07/15/37 19,856,594
21,427,000 (c) Lincoln National Corp 6.800 07/15/56 21,289,402
24,448,000 (c),(f) MetLife Inc 9.250 04/08/38 28,278,219
11,023,000 (c) MetLife Inc 6.350 03/15/55 11,215,462
9,614,000 (c) MetLife Inc 5.850 03/15/56 9,317,532
14,051,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 13,332,350
21,542,000 (c) Provident Financing Trust I 7.405 03/15/38 22,097,433
5,234,000 (c) Prudential Financial Inc 5.125 03/01/52 5,062,375
13,400,000 (c) Prudential Financial Inc 6.500 03/15/54 13,675,531
12,672,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 12,605,890
40,480,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 40,155,482
80,156,000 (b),(c),(d),(f) SBL Holdings Inc 6.500 N/A 72,804,364
94,664,000 (b),(c),(d),(f) SBL Holdings Inc 9.508 N/A 89,347,973
62,002,000 (b),(e) Standard Life PLC, Reg S 8.500 N/A 65,345,210
TOTAL INSURANCE 594,527,205
MATERIALS - 0.1%
5,000,000 (b),(c),(f) Cemex SAB de CV 7.200 N/A 5,165,750
TOTAL MATERIALS 5,165,750
MEDIA & ENTERTAINMENT - 0.2%
9,267,000 (b),(c),(f) Farm Credit Bank of Texas 7.750 N/A 9,650,700
TOTAL MEDIA & ENTERTAINMENT 9,650,700
TELECOMMUNICATION SERVICES - 1.2%
14,843,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 14,994,710
17,730,000 (c) Rogers Communications Inc 7.125 04/15/55 17,851,638
13,396,000 (c) TELUS Corp 7.000 10/15/55 13,282,299
22,509,000 (c) Vodafone Group PLC 7.000 04/04/79 23,084,398
6,604,000 (c) Vodafone Group PLC 4.125 06/04/81 6,069,107
TOTAL TELECOMMUNICATION SERVICES 75,282,152

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6%
$ 5,575,000 (c),(f) AES Andes SA 8.150% 06/10/55 $ 5,896,399
9,618,000 (c) AES Corp/The 7.600 01/15/55 9,833,049
7,093,000 (c),(f) AltaGas Ltd 7.200 10/15/54 7,336,715
10,244,000 (c) CMS Energy Corp 6.500 06/01/55 10,312,502
6,574,000 (c) Dominion Energy Inc 7.000 06/01/54 6,837,236
3,498,000 (c) Emera US Finance LLC 6.850 10/01/56 3,509,155
18,153,000 (c) Entergy Corp 7.125 12/01/54 18,662,573
11,121,000 (c) EUSHI Finance Inc 7.625 12/15/54 11,490,228
15,071,000 (c) NextEra Energy Capital Holdings Inc 6.750 06/15/54 15,423,737
10,443,000 (c) PG&E Corp 7.375 03/15/55 10,495,385
10,210,000 (c) Puget Energy Inc 7.250 09/15/56 10,234,555
14,485,000 (c) Sempra 6.550 04/01/55 14,227,116
10,983,000 (c) Sempra 6.375 04/01/56 11,006,460
3,395,000 (b),(c),(f) Vistra Corp 8.000 N/A 3,398,151
5,900,000 (b),(c),(f) Vistra Corp 7.000 N/A 5,929,146
17,517,000 (b),(c),(f) Vistra Corp 8.875 N/A 18,668,760
TOTAL UTILITIES 163,261,167
TOTAL CORPORATE BONDS
(Cost $5,456,406,929) 5,434,025,622
SHARES DESCRIPTION VALUE
73,842,069 EXCHANGE-TRADED FUNDS - 1.2% 73,842,069
2,847,000 (j) Nuveen Preferred And Income ETF 73,842,069
TOTAL EXCHANGE-TRADED FUNDS
(Cost $74,903,375) 73,842,069
SHARES DESCRIPTION RATE VALUE
495984535 PREFERRED STOCK - 8.0% 495984535
BANKS - 1.5%
486,433 Fifth Third Bancorp 7.671 12,374,855
700,100 First Horizon Corp 6.750 17,082,440
280,000 (g) Huntington Bancshares, Inc (TSFR3M + 2.962%) 6.715 6,510,448
285,287 KeyCorp 6.125 7,120,764
1,255,330 KeyCorp 6.200 31,596,656
226,605 KeyCorp 5.625 4,579,687
223,442 KeyCorp 5.650 4,558,217
174,454 Pinnacle Financial Partners, Inc 8.397 4,574,184
302,269 Regions Financial Corp 5.700 7,405,590
TOTAL BANKS 95,802,841
FINANCIAL SERVICES - 2.3%
680,940 Bank of New York Mellon Corp 6.150 17,146,069
558,300 Equitable Holdings, Inc 5.250 10,602,117
518,768 Morgan Stanley 6.375 12,673,502
1,344,835 Morgan Stanley 5.850 30,218,443
870,125 Morgan Stanley 6.625 22,040,266
242,300 Morgan Stanley 6.500 6,091,422
322,188 Morgan Stanley 6.875 8,148,135
350,835 Synchrony Financial 5.625 6,504,481
1,058,054 Voya Financial, Inc 5.350 24,800,786
TOTAL FINANCIAL SERVICES 138,225,221
FOOD, BEVERAGE & TOBACCO - 0.9%
193,870 CHS, Inc 7.875 5,038,681
1,451,502 CHS, Inc 7.100 36,577,850
528,896 CHS, Inc 6.750 12,957,952
44,881 CHS, Inc 7.500 1,146,261
TOTAL FOOD, BEVERAGE & TOBACCO 55,720,744
INSURANCE - 3.2%
504,425 American National Group, Inc 7.375 11,692,572
603,290 Aspen Insurance Holdings Ltd 5.625 11,233,260
776,750 Aspen Insurance Holdings Ltd 7.125 18,207,020

Portfolio of Investments August 31, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INSURANCE (continued)
191,504 Assurant, Inc 5.250% $ 3,525,589
540,503 Athene Holding Ltd 7.750 13,658,511
1,006,376 Athene Holding Ltd 6.350 23,971,876
1,250,528 Delphi Financial Group, Inc 7.192 31,138,147
2,901,145 Enstar Group Ltd 7.000 65,710,934
182,593 Enstar Group Ltd 7.000 3,734,027
23,571 PartnerRe Ltd 4.875 365,350
556,200 Reinsurance Group of America, Inc 7.125 14,272,092
221,929 Selective Insurance Group, Inc 4.600 3,426,584
TOTAL INSURANCE 200,935,962
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T, Inc 4.750 5,299,767
TOTAL TELECOMMUNICATION SERVICES 5,299,767
TOTAL PREFERRED STOCK
(Cost $529,507,790) 495,984,535
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
90622398 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4% 90622398
$ 33,000,000 (b) CoBank ACB 6.450 N/A 32,900,347
7,057,000 (b) CoBank ACB 7.250 N/A 7,131,818
17,887,000 (b) CoBank ACB 7.125 N/A 18,059,037
9,702,000 (b) CoBank ACB 6.750 N/A 9,697,491
22,524,000 (b) Farm Credit Bank of Texas 7.000 N/A 22,833,705
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $90,444,225) 90,622,398
TOTAL LONG-TERM INVESTMENTS
(Cost $6,151,262,319) 6,094,474,624
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.6%
159,345,348 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (l) 159,345,348
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $159,345,348) 159,345,348
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
23410229 REPURCHASE AGREEMENTS - 0.4% 23410229
10,760,229 (m) Fixed Income Clearing Corporation 1.060 09/01/26 10,760,229
12,650,000 (n) Fixed Income Clearing Corporation 3.600 09/01/26 12,650,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,410,229) 23,410,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,410,229) 23,410,229
TOTAL INVESTMENTS - 101.5%
(Cost $6,334,017,896) 6,277,230,201
OTHER ASSETS & LIABILITIES, NET -  (1.5)% (93,806,133)
NET ASSETS - 100% $ 6,183,424,068
ETF Exchange-Traded Fund
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
50.5% of Total Investments.

See Notes to Financial Statements
Investments in Derivatives
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $152,233,866.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 34.8% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,553,314,403 or 24.7% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(j) Affiliated holding
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 1.060% dated 8/31/26 to be repurchased at $10,760,546 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $10,975,573.
(n) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $12,651,265 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 10/31/32, valued at $12,903,178.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,902 12/26 $ 206,145,159 $ 204,762,188 $ (1,382,971)
U.S. Treasury Long Bond 500 12/26 54,793,959 54,312,500 (481,459)
U.S. Treasury Ultra Bond 513 12/26 57,048,275 56,446,031 (602,244)
Total $317,987,393 $315,520,719 $(2,466,674)

Portfolio of Investments August 31, 2026
Strategic Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
170358743 ASSET-BACKED SECURITIES - 11.8% 170358743
AUTOMOBILE ABS - 0.2%
$ 1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5 .140% 05/25/32 $ 950,853
1,944,922 (a) Maritime Partners, LLC, Series 2025 1A 5 .547 11/15/65 1,873,443
TOTAL AUTOMOBILE ABS 2,824,296
COMMERCIAL MBS - 0.3%
1,457,500 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3 .100 12/15/50 1,355,028
1,250,000 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 4 .690 12/15/50 1,153,132
2,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5 .520 09/15/55 1,966,881
TOTAL COMMERCIAL MBS 4,475,041
CONSUMER SERVICES - 0.1%
617,500 (a) Zaxbys Funding LLC, Series 2021 1A 3 .238 07/30/51 589,712
TOTAL CONSUMER SERVICES 589,712
CREDIT CARD ABS - 0.6%
3,000,000 (a) Mercury Financial Credit Card Master Trust, Series 2026 2A 5 .800 06/21/32 2,973,358
2,500,000 (a) Mission Lane Credit Card Master Trust, Series 2025 A 12 .250 05/15/30 2,516,103
2,000,000 (a) Mission Lane Credit Card Master Trust, Series 2026 A 5 .690 07/15/32 1,989,630
1,750,000 (a) Mission Lane Credit Card Master Trust, Series 2026 A 6 .270 07/15/32 1,748,732
TOTAL CREDIT CARD ABS 9,227,823
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
1,000,000 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5 .560 11/20/48 1,000,199
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,000,199
FINANCIAL SERVICES - 0.4%
1,150,000 (a) CARS-DB4 LP, Series 2020 1A 4 .520 02/15/50 1,140,748
500,000 (a) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4 .900 12/10/30 500,174
1,440,000 (a) Domino's Pizza Master Issuer LLC, Series 2019 1A 3 .668 10/25/49 1,374,936
972,500 (a) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 923,144
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 6 .120 01/25/29 1,003,879
1,109,721 (a),(b) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 983,135
49,170 (a) Willis Engine Structured Trust VII, Series 2023 A 8 .000 10/15/48 49,478
TOTAL FINANCIAL SERVICES 5,975,494
OTHER ABS - 8.7%
1,640,000 (a) Adams Outdoor Advertising LP, Series 2026 1 5 .953 07/20/56 1,633,359
4,250,000 (a) Affirm Master Trust, Series 2026 3A 5 .180 08/15/34 4,234,146
590,744 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 590,259
530,921 (a) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 531,260
1,500,000 (a),(c) APIDOS CLO XLVIII Ltd, Series 2024 48AR, (TSFR3M + 2.550%) 6 .288 07/25/39 1,501,792
3,000,000 (a) Applebee's Funding LLC / IHOP Funding LLC 6 .720 06/07/55 2,975,994
2,000,000 (a),(c),(d) Ares LXXXII CLO Ltd, Series 2026 82A, (TSFR3M + 2.300%) 0 .000 10/20/39 2,002,000
1,000,000 (a),(c) Ballyrock CLO 26 Ltd, Series 2024 26AR, (TSFR3M + 2.650%) 6 .369 07/25/39 1,001,038
2,000,000 (a),(c) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 3.100%) 6 .765 04/15/39 2,021,742
2,400,000 (a) Blue Stream Issuer LLC, Series 2024 1A 5 .408 11/20/54 2,406,612
2,406,812 (a) Bojangles Issuer LLC, Series 2024 1A 6 .584 11/20/54 2,396,621
1,000,000 (a) Cajun Global LLC, Series 2025 2A 5 .912 11/20/55 991,981
3,525,000 (a) Canon Music Issuer Trust, Series 2026 1A 5 .521 05/01/76 3,491,254
1,500,000 (a),(c) CARLYLE US CLO 2021-11 LTD, Series 2021 11A, (TSFR3M +
3.050%)
6 .825 07/25/39 1,504,448
1,000,000 (a),(c) CARLYLE US CLO 2021-2 LTD, Series 2021 2A, (TSFR3M +
2.850%)
6 .579 04/20/38 1,001,655
1,000,000 (a),(c) Carlyle US CLO 2024-3 Ltd, Series 2024 3AR, (TSFR3M +
2.600%)
6 .317 07/25/38 1,001,184
1,500,000 (a),(c) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
3.000%)
6 .668 04/15/39 1,512,912
2,039,160 (a) Castlelake Aircraft Structured Trust 2026-2, Series 2026 2A 5 .333 04/15/51 2,007,796
2,240,000 (a) Centersquare Issuer LLC, Series 2024 1A 5 .200 10/26/54 2,165,693
2,760,000 (a) Centersquare Issuer LLC, Series 2024 1A 5 .600 10/26/54 2,646,438
1,349,178 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .280 07/15/60 801,464
674,589 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .600 07/15/60 417,813
2,000,000 (a),(c),(d) CIFC Funding 2018-V Ltd, Series 2018 5AR, (TSFR3M +
2.900%)
0 .000 07/15/38 2,002,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS (continued)
$ 1,000,000 (a),(c) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 2.550%) 6 .279 04/19/35 $ 988,642
1,500,000 (a) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 1,498,430
1,000,000 (a) Concord Music Royalties LLC, Series 2024 1A 5 .644 10/20/74 1,002,159
2,500,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6 .000 05/20/55 2,521,037
3,000,000 (a) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 2,986,363
2,175,000 (a) DataBank Issuer, Series 2026 1A 5 .811 02/25/56 2,150,233
2,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6 .030 10/25/60 1,967,746
1,426,608 (a),(c) FNA 8 LLC, Series 2025 1 5 .623 03/15/45 1,410,955
4,347,766 (a),(c) FNA 9 LLC, Series 2026 1 5 .509 04/16/46 4,331,295
1,000,000 (a),(c) GoldenTree Loan Management US CLO 29 Ltd, Series 2026
29A, (TSFR3M + 2.950%)
6 .589 04/20/39 1,002,528
2,835,000 (a) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 2,749,798
891,864 (a) Hin Timeshare Trust, Series 2025 B 7 .580 05/15/45 892,824
407,251 (a) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 404,195
281,789 (a) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 279,497
2,712,600 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 2,678,007
1,000,000 (a) Hotwire Funding LLC, Series 2024 1A 6 .672 06/20/54 1,010,713
1,100,000 (a) Hotwire Funding LLC, Series 2021 1 2 .658 11/20/51 1,094,544
2,368,120 (a) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 2,306,158
2,025,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 5 .219 02/25/56 1,979,281
1,250,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 7 .653 02/25/56 1,256,307
2,000,000 (a) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 5 .597 03/25/56 1,980,619
2,500,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 2,476,856
680,234 (a) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 671,850
1,244,897 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3 .376 02/15/45 1,221,717
3,699,189 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 3,711,866
2,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 5 .163 12/20/55 1,966,404
2,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2026 1A 5 .273 04/20/56 1,979,244
1,250,000 (a),(c) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
3.150%)
6 .900 04/17/40 1,263,554
1,000,000 (a),(c) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 2.800%)
6 .552 10/23/36 1,001,012
1,000,000 (a) Oak Street Investment Grade Net Lease Fund, Series 2021 1A 4 .230 01/20/51 507,081
2,985,000 (a) OHS Issuer LLC, Series 2026 1 5 .980 02/25/61 2,893,997
3,881,000 (a) OneMain Financial Issuance Trust 2026-2, Series 2026 2A 0 .000 01/14/38 3,872,817
3,330,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 6 .450 05/09/33 3,325,338
997,500 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 980,545
3,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 2,911,248
1,000,000 (a) Sotheby's Artfi Master Trust, Series 2026 1A 5 .540 06/20/33 995,334
486,875 (a) Start II LTD, Series 2019 1 5 .095 03/15/44 488,540
1,473,750 (a) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 1,476,567
2,000,000 (a) Summit Issuer LLC, Series 2025 1A 5 .208 11/20/55 1,959,752
2,992,500 (a) TSC SPV Funding LLC, Series 2026 1A 5 .954 05/20/56 2,954,419
1,500,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 5 .877 04/20/55 1,509,190
1,000,000 (a),(c) Voya CLO 2024-4 Ltd, Series 2024 4AR, (TSFR3M + 2.600%) 6 .291 07/20/39 1,001,127
1,935,876 (a) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 1,904,191
1,439,632 (a) Willis Engine Structured Trust VIII, Series 2025 A 6 .070 06/15/50 1,419,795
1,500,000 (a) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 1,535,603
4,500,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 4,482,971
TOTAL OTHER ABS 125,841,810
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
164,430 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2 .300 09/11/28 161,597
1,143,000 (a) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 1,079,038
1,500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 2A 6 .210 01/27/31 1,500,873
6,150,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 6,122,481
1,089,110 (a) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 1,097,773
91,219 (a) Oportun Issuance Trust 2021-C, Series 2021 C 3 .610 10/08/31 90,230
51,745 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5 .570 10/08/31 51,292
2,583,975 (a) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 2,406,589
2,155,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3 .156 02/15/52 2,114,380
3,000,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4 .288 02/15/52 2,967,569

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
$ 1,371,996 (a) Wendy's Funding LLC, Series 2018 1A 3 .884 03/15/48 $ 1,338,204
825,627 (a) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 761,274
782,686 (a) Willis Engine Structured Trust VI, Series 2021 A 3 .104 05/15/46 733,068
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 20,424,368
TOTAL ASSET-BACKED SECURITIES
(Cost $172,471,444) 170,358,743
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
492313526 CORPORATE BONDS - 34.1% (e) 492313526
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 1,500,912
TOTAL AUTOMOBILES & COMPONENTS 1,500,912
BANKS - 9.4%
2,975,000 (a),(f),(g) Akbank TAS 0 .000 N/A 2,876,863
1,600,000 (f),(g),(h) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 1,728,990
1,500,000 (a) Banco Bradesco SA/Cayman Islands 6 .500 01/22/30 1,539,900
800,000 (a),(f),(g),(h) Banco de Credito e Inversiones SA 8 .750 N/A 855,200
1,975,000 (a) Banco do Brasil SA/Cayman 5 .625 10/23/31 1,932,538
1,325,000 (a),(h) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 1,290,656
525,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8 .000 N/A 525,525
500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8 .375 N/A 511,875
1,500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 1,550,876
1,050,000 (a),(f),(g),(h) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 1,057,596
1,675,000 (a),(i) Banco Nacional de Comercio Exterior SNC/Cayman Islands 6 .000 05/14/36 1,659,088
3,525,000 (a),(g) Banco Nacional de Mexico SA 6 .697 08/07/36 3,482,700
1,775,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5 .621 12/10/29 1,812,098
2,200,000 (f),(g),(h) Banco Santander SA 9 .625 N/A 2,560,391
1,000,000 (a),(g) Bank Hapoalim BM, Reg S 3 .255 01/21/32 993,976
950,000 (a) Bank Hapoalim BM, Reg S 5 .252 01/14/33 932,148
3,375,000 (g) Bank Leumi Le-Israel BM, Reg S 5 .740 09/09/36 3,326,569
4,800,000 (f),(i) Bank of America Corp 6 .625 N/A 4,922,770
1,800,000 Bank of America Corp 4 .695 04/23/32 1,763,340
1,500,000 Bank of Montreal 5 .298 06/02/37 1,465,557
5,000,000 (i) Bank of Montreal 7 .300 11/26/84 5,163,440
3,340,000 (f),(g) Barclays PLC 8 .000 N/A 3,497,932
1,000,000 (a),(g),(h) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8 .450 06/29/38 1,076,347
1,100,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7 .625 02/11/35 1,134,100
3,290,000 (a),(f),(g),(h) BNP Paribas SA 7 .450 N/A 3,328,743
500,000 (a) BPCE SA 5 .417 01/13/37 474,733
2,500,000 (i) BSF Finance, Reg S 5 .761 09/03/35 2,449,003
3,000,000 (i) Canadian Imperial Bank of Commerce 6 .950 01/28/85 3,025,131
4,000,000 (f),(i) Citigroup Inc 6 .625 N/A 4,056,872
3,685,000 (f),(i) Citigroup Inc 7 .625 N/A 3,855,265
1,675,000 (a) Development Bank of Kazakhstan JSC 2 .950 05/06/31 1,507,310
1,075,000 (a) DNB Bank ASA 4 .832 03/30/32 1,059,431
4,600,000 (f),(h),(i) First Citizens BancShares Inc/NC 7 .000 N/A 4,645,526
2,625,000 First Horizon Corp 5 .514 03/07/31 2,625,528
375,000 (a) Grupo Aval Ltd 4 .375 02/04/30 353,445
1,560,000 (f),(i) Huntington Bancshares Inc/OH 5 .625 N/A 1,558,105
2,800,000 (f),(g) ING Groep NV 7 .000 N/A 2,849,297
3,330,000 JPMorgan Chase & Co 4 .347 01/22/32 3,222,928
2,000,000 (f),(i) JPMorgan Chase & Co 6 .875 N/A 2,070,774
2,000,000 (f),(g),(h) Lloyds Banking Group PLC 6 .750 N/A 2,033,202
1,250,000 (a),(g) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 1,244,070
8,635,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 8,396,451
3,000,000 (f),(g) NatWest Group PLC 8 .125 N/A 3,265,332
2,000,000 (f),(i) PNC Financial Services Group Inc/The 3 .400 N/A 1,997,710
2,000,000 (i) Royal Bank of Canada 6 .500 05/24/86 1,958,607

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
CAD 4,000,000 (i) Royal Bank of Canada 3 .650 11/24/81 $ 2,838,024
$ 4,500,000 (i) Saudi Awwal Bank, Reg S 5 .947 09/04/35 4,460,544
1,875,000 (a),(d) Skandinaviska Enskilda Banken AB 5 .000 09/02/31 1,855,785
4,775,000 (i) SNB Funding Ltd, Reg S 6 .000 06/24/35 4,782,763
2,165,000 Texas Capital Bancshares Inc 5 .301 02/27/32 2,115,321
CAD 4,000,000 (i) Toronto-Dominion Bank/The 3 .600 10/31/81 2,840,333
2,000,000 (f),(i) Truist Financial Corp 6 .669 N/A 2,005,958
EUR 3,000,000 (f),(g) UniCredit SpA, Reg S 5 .800 N/A 3,443,785
4,470,000 (f),(i) Wells Fargo & Co 6 .125 N/A 4,429,846
1,440,000 (f),(i) Wells Fargo & Co 7 .625 N/A 1,498,932
945,000 Wells Fargo & Co 5 .150 04/23/31 946,680
1,500,000 (a),(f),(g) Yapi ve Kredi Bankasi AS 8 .250 N/A 1,463,592
TOTAL BANKS 136,319,501
CAPITAL GOODS - 1.7%
2,125,000 (a) ADI Global Distribution Funding LLC 7 .125 07/15/34 2,195,167
2,550,000 Boeing Co/The 5 .805 05/01/50 2,403,756
1,275,000 Boeing Co/The 6 .528 05/01/34 1,360,325
2,500,000 (a) Core & Main LP 6 .000 07/01/34 2,492,765
1,300,000 Hexcel Corp 4 .900 05/15/31 1,276,544
1,070,000 Honeywell Aerospace Inc 4 .950 03/16/36 1,027,893
1,825,000 Honeywell Aerospace Inc 5 .732 03/16/56 1,734,108
1,500,000 (a) IHS Holding Ltd 7 .875 05/29/30 1,530,207
1,500,000 (a),(h) IHS Holding Ltd 8 .250 11/29/31 1,561,412
2,500,000 (a) IRB Infrastructure Developers Ltd 7 .110 03/11/32 2,530,902
2,000,000 (a) LSF12 Helix Parent LLC 7 .125 02/01/33 2,000,796
1,275,000 (a) Sisecam UK PLC 8 .625 05/02/32 1,274,198
2,000,000 (a),(h) Sisecam UK PLC 8 .375 01/23/33 1,998,070
1,200,000 (a) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 1,259,323
TOTAL CAPITAL GOODS 24,645,466
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,275,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 1,291,636
1,500,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 1,562,741
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,854,377
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,750,000 (a) El Puerto de Liverpool SAB de CV 5 .750 02/10/38 2,593,698
1,000,000 O'Reilly Automotive Inc 4 .800 08/14/29 997,411
1,450,000 O'Reilly Automotive Inc 5 .550 03/14/37 1,435,466
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,026,575
CONSUMER SERVICES - 0.2%
2,000,000 (a) Arcos Dorados BV 6 .375 01/29/32 2,058,700
800,000 Sands China Ltd 3 .250 08/08/31 722,316
TOTAL CONSUMER SERVICES 2,781,016
ENERGY - 3.7%
1,200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 1,230,248
1,000,000 Ecopetrol SA 5 .875 11/02/51 786,565
100,000 Ecopetrol SA 5 .875 05/28/45 80,936
575,000 Ecopetrol SA 6 .875 04/29/30 585,528
450,000 Ecopetrol SA 4 .625 11/02/31 413,155
1,909,863 (a) EIG Pearl Holdings Sarl 3 .545 08/31/36 1,700,455
826,000 (a) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 820,794
1,000,000 (a) Energean Israel Finance Ltd, Reg S 5 .875 03/30/31 958,809
2,470,000 (f),(i) Energy Transfer LP 7 .125 N/A 2,534,635
2,100,000 (a) Esentia Energy Development SAB de CV 6 .125 07/30/33 2,069,340
1,700,000 (a) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 1,461,699
1,500,000 (a) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 1,568,642
3,000,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 3,074,469
1,105,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp
6 .625 08/15/34 1,117,510
1,000,000 (a) Medco Cypress Tree Pte Ltd 8 .625 05/19/30 1,042,762
500,000 (a) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 500,899
500,000 (a) Medco Maple Tree Pte Ltd 8 .960 04/27/29 513,531

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
1,325,000 ONEOK Inc 5 .050% 11/01/34 $ 1,278,281
2,000,000 (a) Pan American Energy LLC/Argentina 7 .750 01/15/37 2,050,000
2,000,000 Petrobras Global Finance BV 5 .125 09/10/30 1,965,000
1,950,000 (h) Petrobras Global Finance BV 6 .250 01/10/36 1,892,670
200,000 (a) Petroleos del Peru SA 4 .750 06/19/32 173,500
1,490,000 Petroleos Mexicanos 6 .700 02/16/32 1,497,545
100,000 Petroleos Mexicanos 6 .750 09/21/47 83,945
559,000 Petroleos Mexicanos 7 .690 01/23/50 509,291
3,000,000 Petroleos Mexicanos 8 .750 06/02/29 3,214,995
2,400,000 (a) Petronas Capital Ltd 5 .340 04/03/35 2,405,673
1,500,000 (a) Raizen Fuels Finance SA 5 .700 01/17/35 851,250
1,500,000 (a) Seadrill Finance Ltd 6 .750 07/15/34 1,470,405
1,575,000 (a),(h) SierraCol Energy Andina LLC/SierraCol Energy Arauca/
Colombia Energy Development
9 .000 11/14/30 1,605,854
1,200,000 (a) Solaris Energy Infrastructure LLC 6 .375 05/15/31 1,191,343
1,993,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 2,091,402
3,570,000 (a),(f),(i) Sunoco LP 7 .875 N/A 3,681,056
1,250,000 Targa Resources Corp 5 .550 08/15/35 1,236,812
1,780,000 (i) Transcanada Trust 5 .500 09/15/79 1,758,055
2,000,000 (a),(f),(i) Venture Global LNG Inc 9 .000 N/A 2,027,423
1,500,000 (a) YPF SA 8 .250 01/17/34 1,558,745
TOTAL ENERGY 53,003,222
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
510,010 (a) CFE Fibra E 5 .875 09/23/40 491,803
1,440,000 (a) FIBRA Prologis 5 .500 11/26/35 1,380,499
3,000,000 (a),(h) Fibra SOMA Trust F/6185 7 .125 05/28/36 2,985,000
936,000 Healthcare Realty Holdings LP 3 .100 02/15/30 875,265
1,200,000 Healthcare Realty Holdings LP 2 .000 03/15/31 1,042,398
3,540,000 Healthcare Realty Holdings LP 2 .400 03/15/30 3,207,622
2,250,000 Healthcare Realty Holdings LP 2 .050 03/15/31 1,951,574
1,500,000 (a) Millrose Properties Inc 6 .250 09/15/32 1,505,014
2,250,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,281,396
4,085,000 Piedmont Operating Partnership LP 9 .250 07/20/28 4,362,159
2,335,000 Ventas Realty LP 5 .000 01/15/35 2,248,947
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,331,677
FINANCIAL SERVICES - 3.8%
1,000,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 960,557
1,354,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,390,198
10,000,000 (f),(i) American Express Co 6 .450 N/A 10,071,110
1,500,000 (a) Azorra Finance Ltd 6 .250 02/15/34 1,481,220
1,575,000 (a) Banco BTG Pactual SA/Cayman Islands 5 .500 01/27/31 1,549,800
1,500,000 (a),(h) Burford Capital Global Finance LLC 6 .250 04/15/28 1,487,055
EUR 3,000,000 (f),(g) Deutsche Bank AG, Reg S 7 .125 N/A 3,676,553
1,500,000 (a) Encore Capital Group Inc 6 .625 04/15/31 1,506,217
3,000,000 (f),(i) Goldman Sachs Group Inc/The 6 .850 N/A 3,074,514
1,955,000 (f),(i) Goldman Sachs Group Inc/The 7 .500 N/A 2,034,772
2,355,000 (i) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 2,474,474
5,680,000 (i) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 5,726,105
14,286 (a),(c) Hestia Re Ltd (SOFR + 0.100%) 3 .700 04/22/29 7,143
2,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 1,709,109
2,000,000 (f),(g) Julius Baer Group Ltd, Reg S 7 .500 N/A 2,048,220
960,000 Morgan Stanley 5 .664 04/17/36 962,128
2,725,000 Morgan Stanley 5 .605 07/17/37 2,698,008
1,650,000 (a) Muthoot Finance Ltd 5 .750 08/04/30 1,615,993
2,000,000 (a) Muthoot Finance Ltd 6 .375 04/23/29 1,999,550
3,429,000 (f),(g) Nomura Holdings Inc 7 .000 N/A 3,462,882
1,970,000 (f),(i) State Street Corp 6 .700 N/A 2,015,322
2,060,000 (a),(f),(g) UBS Group AG 9 .250 N/A 2,346,251
1,000,000 (f),(i) Voya Financial Inc 7 .758 N/A 1,032,920
TOTAL FINANCIAL SERVICES 55,330,101

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.3%
1,050,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
Inc
4 .900% 02/01/46 $ 919,312
1,275,000 (a) Arcor SAIC 7 .600 07/31/33 1,323,960
2,500,000 (a) Bimbo Bakeries USA Inc 6 .050 01/15/29 2,554,343
1,200,000 (a) Cia Cervecerias Unidas SA 3 .350 01/19/32 1,071,249
1,060,000 Conagra Brands Inc 5 .400 08/01/31 1,056,393
2,000,000 (a) Grupo Nutresa SA 8 .000 05/12/30 2,111,080
2,730,000 (a),(f),(i) Land O' Lakes Inc 8 .000 N/A 2,716,350
1,000,000 (a) Maple Parent Holdings Corp 4 .750 03/26/29 992,264
1,900,000 (a) Mars Inc 5 .200 03/01/35 1,872,349
3,100,000 (a) Mars Inc 5 .700 05/01/55 2,929,328
650,000 (a) Minerva Luxembourg SA 7 .500 04/22/36 609,024
TOTAL FOOD, BEVERAGE & TOBACCO 18,155,652
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
2,500,000 (a) Auna SA / Oncosalud SAC 8 .750 11/06/32 2,515,625
2,700,000 CVS Health Corp 5 .050 03/25/48 2,285,062
1,850,000 CVS Health Corp 5 .450 09/15/35 1,825,198
1,700,000 (a) Gainwell Acquisition Corp 9 .000 09/01/31 1,770,765
1,000,000 Haleon US Capital LLC 4 .625 08/21/29 995,024
1,300,000 HCA Inc 3 .375 03/15/29 1,253,756
2,055,000 (a) LifePoint Health Inc 7 .000 05/01/34 1,932,211
1,500,000 (a),(h) Rede D'or Finance Sarl 6 .450 09/09/35 1,462,125
1,650,000 UnitedHealth Group Inc 5 .050 04/15/53 1,413,000
1,825,000 UnitedHealth Group Inc 5 .500 07/15/44 1,722,680
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,175,446
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
990,000 Haleon US Capital LLC 3 .625 03/24/32 917,465
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 917,465
INSURANCE - 1.1%
1,600,000 (a),(i) Allianz SE 6 .350 09/06/53 1,642,589
1,610,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 1,592,000
500,000 Arthur J Gallagher & Co 5 .150 02/15/35 484,965
2,835,000 (i) AXIS Specialty Finance LLC 4 .900 01/15/40 2,756,155
2,424,000 (a),(i) Enstar Group Ltd 7 .500 04/01/45 2,511,686
2,900,000 (i) Prudential Financial Inc 6 .500 03/15/54 2,959,630
1,000,000 (a),(c) Vitality Re XIV Ltd (UTIXX + 3.500%) 7 .812 01/05/27 1,004,900
1,000,000 (a),(c) Vitality Re XV Ltd (FHMMUSTF + 2.500%) 6 .080 01/07/28 1,008,500
1,500,000 (a),(c) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 1,496,100
1,000,000 (a),(c) Vitality Re XVII Ltd (FTIXX + 2.000%) 3 .000 01/08/30 1,004,000
TOTAL INSURANCE 16,460,525
MATERIALS - 1.5%
1,700,000 (a) Alpek SAB de CV 4 .250 09/18/29 1,626,598
1,250,000 (h) Amcor Flexibles North America Inc 5 .125 03/12/36 1,203,935
950,000 (a) Antofagasta PLC 5 .625 09/09/35 939,654
1,275,000 (a),(f),(i) Cemex SAB de CV 7 .200 N/A 1,317,266
975,000 Cemex SAB de CV 5 .750 06/05/36 947,944
1,025,000 (a) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,067,672
1,750,000 (a) Corp Nacional del Cobre de Chile 6 .330 01/13/35 1,799,700
1,120,000 (a) Freeport Indonesia PT 5 .315 04/14/32 1,104,258
1,600,000 (a) ICL Group Ltd, Reg S 6 .036 06/16/36 1,576,043
600,000 (a) International Flavors & Fragrances Inc 2 .300 11/01/30 537,094
1,525,000 (a) LD Celulose International GmbH 7 .950 01/26/32 1,589,123
1,025,000 (a) OCP SA 3 .750 06/23/31 947,488
500,000 (a) OCP SA 6 .700 03/01/36 513,914
2,000,000 (a) Sasol Financing USA LLC 8 .750 05/03/29 2,114,360
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,323,680
1,435,000 Suzano Netherlands BV 5 .500 01/15/36 1,376,452
800,000 UPL Corp Ltd, Reg S 4 .625 06/16/30 744,464
1,150,000 (a) Volcan Cia Minera SAA 8 .500 10/28/32 1,193,585
TOTAL MATERIALS 21,923,230

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9%
1,350,000 Alphabet Inc 5 .450% 08/15/36 $ 1,339,360
465,000 (a) Beignet Investor LLC 6 .581 05/30/49 445,475
4,080,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 4,259,520
1,500,000 (a),(h) Gray Media Inc 7 .250 08/15/33 1,499,876
2,500,000 Grupo Televisa SAB 6 .125 01/31/46 1,971,832
565,000 Meta Platforms Inc 5 .625 11/15/55 470,908
1,780,000 (a) OAK-Eagle Acquireco Inc 7 .250 07/01/33 1,851,056
1,585,000 (a) Sopaipilla Investor LLC 7 .534 11/30/48 1,623,678
TOTAL MEDIA & ENTERTAINMENT 13,461,705
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
775,000 Amgen Inc 5 .650 03/02/53 722,294
1,100,000 Augusta SpinCo Corp 4 .945 03/23/33 1,076,007
1,000,000 (a) Bayer US Finance LLC 5 .625 07/20/36 980,422
1,205,000 Viatris Inc 4 .000 06/22/50 806,809
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,585,532
SOFTWARE & SERVICES - 0.3%
1,700,000 (a) AthenaHealth Group Inc 7 .500 02/15/32 1,751,021
825,000 Oracle Corp 5 .200 09/26/35 740,107
355,000 Oracle Corp 5 .950 09/26/55 282,033
960,000 Oracle Corp 5 .700 02/04/36 887,658
TOTAL SOFTWARE & SERVICES 3,660,819
TELECOMMUNICATION SERVICES - 1.7%
4,070,000 AT&T Inc 3 .800 12/01/57 2,556,801
800,000 AT&T Inc 5 .850 04/30/46 736,670
2,000,000 (a) Cipher Compute LLC 7 .125 11/15/30 2,024,787
775,000 (a),(h) CT Trust 5 .125 02/03/32 738,164
1,900,000 (a) Level 3 Financing Inc 6 .875 06/30/33 1,931,485
1,580,000 (a) Level 3 Financing Inc 7 .500 02/15/37 1,567,611
907,000 (a) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 951,425
1,775,000 (a) QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6 .625 09/01/31 1,749,625
2,544,000 (i) Rogers Communications Inc 7 .125 04/15/55 2,561,453
1,375,000 (a) Sitios Latinoamerica SAB de CV 5 .375 04/04/32 1,354,826
1,450,000 (a) STC Sukuk Co II Ltd 4 .489 01/15/31 1,416,070
1,500,000 (a) Telecommunications co Telekom Srbija AD Belgrade 7 .250 05/18/31 1,483,957
2,250,000 (a) Turk Telekomunikasyon AS 6 .950 10/07/32 2,221,369
1,475,000 (a) Veon Midco BV 7 .450 06/01/33 1,475,040
1,512,210 (a) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 5 .750 03/09/30 1,512,210
TOTAL TELECOMMUNICATION SERVICES 24,281,493
TRANSPORTATION - 0.9%
500,000 (a) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 448,509
1,060,435 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2 .875 07/11/34 935,866
2,060,000 (a) Carrix Inc 6 .125 08/01/33 2,058,237
550,000 (a) Corp Quiport SA 9 .000 12/15/37 606,375
1,500,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 1,527,900
973,993 (a) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 971,071
1,500,000 (a),(h) Latam Airlines Group SA 7 .625 01/07/31 1,536,383
2,575,000 (a) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 2,526,848
1,500,000 (a),(h) Transnet/South Africa 8 .250 02/06/28 1,550,603
1,500,000 (a),(h) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 1,531,612
TOTAL TRANSPORTATION 13,693,404
UTILITIES - 3.8%
2,900,000 (i) AES Corp/The 6 .950 07/15/55 2,859,687
1,177,038 (a) Alfa Desarrollo SpA2021 1 4 .550 09/27/51 922,880
1,515,000 (a) Chpe LLC 5 .350 06/30/36 1,473,075
550,000 (a) Chpe LLC 5 .875 06/29/46 531,497
2,625,000 (a) Colbun SA 5 .375 09/11/35 2,582,606
2,000,000 (a) Comision Federal de Electricidad 3 .348 02/09/31 1,809,616
1,400,000 (a) Comision Federal de Electricidad 6 .045 01/28/34 1,362,900
775,000 Consumers Energy Co 4 .500 01/15/31 760,063
1,390,500 (a) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 1,419,422
2,250,000 (a) COX Asset Mexico SA de CV 7 .750 05/08/36 2,263,275

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
875,000 Cumberland Combined Cycle Generation LLC 5 .821% 05/15/56 $ 862,584
2,000,000 (i) Dominion Energy Inc 7 .000 06/01/54 2,080,084
500,000 DTE Electric Co 5 .200 03/01/34 498,341
1,250,000 DTE Electric Co 5 .850 05/15/55 1,208,578
2,725,000 Duke Energy Progress LLC 5 .350 03/15/53 2,448,697
1,865,000 Duke Energy Progress LLC 5 .050 03/15/35 1,820,544
800,000 (a) Empresas Publicas de Medellin ESP 4 .375 02/15/31 733,319
1,000,000 (a) Energuate Trust 2 0 6 .350 09/15/35 980,350
950,000 (a) Eskom Holdings 6 .350 08/10/28 965,273
2,225,000 (i) EUSHI Finance Inc 7 .625 12/15/54 2,298,872
2,200,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 2,174,676
$ 1,425,000 (a) Generadora de Gatun SA 6 .874 09/30/44 1,439,281
1,475,000 (a) Israel Electric Corp Ltd, Reg S 5 .633 01/28/38 1,413,870
1,300,000 (a) Kallpa Generacion SA 5 .500 09/11/35 1,280,175
1,575,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,484,298
2,500,000 (i) PG&E Corp 7 .375 03/15/55 2,512,541
1,300,000 (a),(i) Promigas SA ESP / Gases del Pacifico SAC 7 .750 06/24/56 1,322,620
1,700,000 (a) Renew Treasury Ifsc Pvt Ltd 6 .500 02/02/31 1,685,067
1,500,000 (a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4 .500 07/14/28 1,457,102
1,500,000 (a),(h) Saavi Energia Sarl 8 .875 02/10/35 1,649,850
665,723 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 532,101
2,250,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 2,208,329
514,406 (a) UEP Penonome II SA2020 1 6 .500 10/01/38 462,451
3,479,000 (a),(f),(h),(i) Vistra Corp 8 .875 N/A 3,707,748
2,055,000 Wisconsin Public Service Corp 4 .250 01/15/31 1,993,636
TOTAL UTILITIES 55,205,408
TOTAL CORPORATE BONDS
(Cost $495,645,572) 492,313,526
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
380529641 MORTGAGE-BACKED SECURITIES - 26.3% 380529641
AGENCY COLLAT CMO - 0.2%
1,150,869 (c) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
10 .271 07/20/53 1,202,148
1,853,566 (c) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
9 .014 08/20/53 1,872,855
TOTAL AGENCY COLLAT CMO 3,075,003
COMMERCIAL MBS - 15.6%
1,422,000 (c) 3650R 2021-PF1 Commercial Mortgage Trust, Series 2022 PF2 5 .291 11/15/55 1,382,461
2,000,000 (a),(c) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
7 .754 04/15/34 1,534,462
2,500,000 (a),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .389 06/15/35 2,507,489
2,500,000 (a),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6 .639 06/15/35 2,510,583
3,000,000 (a),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .139 06/15/35 3,012,743
2,802,306 (a),(c) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
5 .990 02/15/42 2,809,818
1,200,000 (c) BANK, Series 2017 BNK5 4 .190 06/15/60 1,162,632
2,700,000 (c) BANK 2019-BNK18, Series 2019 BN18 4 .214 05/15/62 2,285,545
2,000,000 (a) BANK 2019-BNK21, Series 2019 BN21 2 .500 10/17/52 1,492,338
4,000,000 BANK 2025-BNK51, Series 2025 BNK51 5 .544 12/25/67 3,947,057
2,000,000 (c) BANK5 2024-5YR5 6 .539 02/15/29 2,037,546
3,750,000 Barclays Commercial Mortgage Trust 2019-C4, Series 2019 C4 3 .469 08/15/52 3,093,433
2,000,000 (c) BBCMS Mortgage Trust 2022-C16, Series 2022 C16 4 .600 06/15/55 1,868,004
3,925,000 (a),(c) BBCMS Trust 2015-SRCH, Series 2015 SRCH 5 .122 08/10/35 3,877,223
3,000,000 (a),(c) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6 .817 07/15/37 2,915,662
3,400,000 (c) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4 .339 01/15/51 2,751,860
3,750,000 (c) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4 .290 02/15/51 2,297,110
3,500,000 (c) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4 .553 04/10/51 3,042,633

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 3,837,000 (c) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4 .180% 03/15/62 $ 3,525,831
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .493 12/15/62 1,227,857
3,750,000 (c) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .897 12/15/62 2,719,387
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2 .500 12/15/62 432,623
2,500,000 (c) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .828 12/15/72 2,025,576
5,000,000 Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .564 12/15/72 4,282,702
4,000,000 (c) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4 .971 03/15/52 3,487,075
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,671,822
1,000,000 (a),(c) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 831,787
2,250,000 Benchmark 2021-B23 Mortgage Trust, Series 2021 B23 2 .095 02/15/54 1,721,884
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3 .873 08/15/52 1,672,888
1,500,000 (c) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6 .561 07/15/57 1,511,556
2,000,000 (a),(c) BPR 2023-STON Mortgage Trust, Series 2023 STON 7 .871 12/05/39 2,039,509
3,000,000 (a),(c) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
4 .940 02/15/37 2,828,964
2,500,000 (a),(c) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
8 .513 10/15/41 2,499,589
4,000,000 (a),(c) BX Commercial Mortgage Trust 2026-AHP, Series 2026 AHP,
(TSFR1M + 2.650%)
6 .289 06/15/43 4,017,848
3,000,000 (a),(c) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5 .789 04/15/43 3,006,427
2,200,000 (a),(c) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6 .689 12/15/42 2,208,607
2,400,000 (a),(c) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 2.400%) 6 .040 10/15/42 2,403,465
3,240,000 (c) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5 .750 03/15/39 3,217,571
3,500,000 (c) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4 .352 05/15/52 2,903,056
2,000,000 (c) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 1,303,935
3,438,677 (a),(c) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 2.300%)
6 .400 10/15/37 3,463,575
4,000,000 (c) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4 .271 04/15/49 3,869,951
2,500,000 (c) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4 .286 10/12/50 2,414,670
2,260,000 (c) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4 .254 09/15/50 1,906,563
1,900,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3 .480 09/15/52 1,673,841
1,871,000 (c) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .251 12/15/49 1,842,305
3,500,000 (c) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .422 12/15/49 3,417,455
324,841 DBJPM 2016-C3 Mortgage Trust, Series 2016 C3 3 .264 08/10/49 316,151
1,300,000 (a),(c) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7 .296 06/10/37 1,301,466
30,450,000 (a),(c) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0 .665 05/10/41 753,583
3,170,000 (c) GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 4 .322 05/10/50 2,426,050
2,300,000 GS Mortgage Securities Trust 2017-GS7, Series 2017 GS7 4 .236 08/10/50 2,108,628
1,500,000 (c) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4 .547 07/10/51 1,408,288
6,000,000 (c) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4 .486 03/10/51 5,293,243
3,000,000 (a),(c) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .644 02/05/45 3,002,427
3,000,000 (a),(c) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7 .324 05/10/39 3,016,438
3,100,000 (a),(c) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 2,817,544
1,500,000 (a),(c) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6 .023 07/13/42 1,487,844
2,348,187 (a),(c) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7 .918 04/15/37 2,348,334
939,275 (a),(c) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 1.730%)
5 .389 04/15/37 939,333
3,000,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust 2015-
JP1, Series 2015 JP1
4 .622 01/15/49 2,770,546
2,000,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3 .065 01/16/37 1,628,531
1,500,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .684 08/15/48 1,415,854
2,000,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3 .811 09/15/50 1,783,458
1,400,000 (a),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4 .561 09/15/50 1,058,895
3,500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4 .440 03/10/52 3,184,855

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 4,000,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3 .985% 10/15/50 $ 3,821,291
4,250,000 (a),(c) KELR Trust 2026-MF, Series 2026 MF, (TSFR1M + 2.100%) 5 .750 08/15/43 4,259,444
3,015,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6 .733 11/05/39 2,995,294
1,646,886 (a),(c) MCR 2024-HF1 Mortgage Trust, Series 2024 HF1, (TSFR1M +
2.841%)
7 .204 12/15/41 1,656,254
3,250,000 (a),(c) MFT Trust 2020-ABC, Series 2020 ABC 3 .593 02/10/42 2,709,944
34,356,000 (a),(c) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0 .235 02/10/42 152,809
2,839,173 (a) Morgan Stanley Capital I Trust 2015-420, Series 2015 420 7 .982 10/12/50 2,894,757
2,765,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 2,611,058
2,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,430,000
4,000,000 (a),(c) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6 .560 05/15/43 4,003,451
1,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
7 .969 07/15/36 814,741
1,061,072 (a),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 1,035,264
4,000,000 (a),(c) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6 .479 08/15/29 4,019,270
1,150,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 1,059,890
2,000,000 (a),(c) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4 .634 07/15/38 1,917,310
2,111,222 (a),(c) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5 .800 03/15/43 2,120,196
1,155,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2 .851 07/15/41 991,049
40,180,000 (a),(c) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0 .258 07/15/41 395,331
1,800,000 (a),(c) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7 .589 02/15/39 1,805,950
2,100,000 (a),(c) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 6 .878 06/15/39 2,109,268
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4 .036 06/15/50 2,446,097
5,100,000 (c) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5 .044 06/15/51 4,517,445
2,000,000 (c) UBS Commercial Mortgage Trust 2018-C13, Series 2018 C13 5 .123 10/15/51 1,814,683
3,450,000 (c) UBS Commercial Mortgage Trust 2018-C8, Series 2018 C8 4 .837 02/15/51 3,197,632
3,998,062 (a),(c) VASA Trust 2021-VASA, Series 2021 VASA, (TSFR1M + 1.014%) 4 .654 07/15/39 3,927,650
2,000,000 (a),(c) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.940%)
6 .600 11/15/41 2,009,607
2,415,000 (c) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4 .177 11/15/59 2,068,049
2,400,000 (a),(c) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6 .258 12/15/34 2,253,217
1,500,000 (a),(c) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.941%)
6 .580 07/15/37 1,506,353
2,399,739 (a),(c) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 2,404,811
2,500,000 (a),(c) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
6 .979 04/15/38 2,526,620
TOTAL COMMERCIAL MBS 225,193,121
FINANCIAL SERVICES - 2.6%
705,000 (c) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3 .631 08/10/49 363,391
47,824 (a),(c) CF 2020-P1 Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,553
1,690,000 (c) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4 .106 04/10/48 1,513,379
1,304,581 (c) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .758 04/10/48 1,260,119
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3 .502 08/10/56 1,354,738
1,686,031 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 1,650,793
2,000,000 (a),(c) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 1,190,060
2,000,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,095,000
1,840,000 (c) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .705 03/10/48 1,691,572
327 (c) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4 .240 08/10/48 321
1,500,000 (c) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,457,842
4,000,000 (c) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .667 05/10/51 3,460,005
3,926,020 (a),(c) CSMC 2021-INV2 Trust, Series 2021 INV2 3 .280 11/25/56 3,212,518

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 1,000,000 (a),(c) CSMC 2021-NQM1, Series 2021 NQM1 2 .130% 05/25/65 $ 804,633
6,910,209 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 6,883,241
1,000,000 (c) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 4 .193 10/10/49 976,653
3,275,000 (c) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 4 .001 11/10/49 3,123,552
4,250,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3 .829 07/15/50 3,965,712
3,000,000 (c) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5 .820 08/15/57 3,045,604
TOTAL FINANCIAL SERVICES 37,096,686
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
2,500,000 (c) BANK 2017-BNK8, Series 2017 BNK8 4 .224 11/15/50 2,183,877
750,000 (a),(c) CF 2020-P1 Mortgage Trust, Series 2020 P1 3 .603 04/15/52 695,544
377,840 (c) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3 .245 02/10/47 374,861
2,000,000 (c) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .737 06/10/47 1,863,683
46,075 (c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3 .768 08/10/48 44,542
3,000,000 (c) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4 .837 10/10/48 2,867,334
952,962 (c) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4 .870 10/10/48 923,744
3,580,000 (c) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3 .630 08/15/57 3,052,371
5,248,380 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 5,247,631
1,081,000 (a),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.497%)
3 .449 07/15/31 334,806
1,500,000 (a),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5 .537 07/15/31 157,437
1,425,000 (c) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4 .158 02/10/52 1,379,339
2,500,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .684 08/15/48 1,971,325
4,534,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4 .136 12/15/48 4,129,750
1,400,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .415 03/17/49 1,306,689
1,500,000 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .915 03/17/49 1,457,062
190,000 (a) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3 .985 02/15/36 178,491
64,401 (a),(c) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5 .197 08/25/55 63,818
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 28,232,304
UMBS COLLATERAL - 0.4%
5,791,481 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 5,736,950
TOTAL UMBS COLLATERAL 5,736,950
WL COLLATERAL CMO - 5.6%
2,000,000 (a) Angel Oak Mortgage Trust, Series 2025 12 5 .767 12/25/70 1,981,055
177,830 (a),(c) Arroyo Mortgage Trust 2019-3, Series 2019 3 3 .416 10/25/48 171,748
3,366,900 (a),(c) Chase Home Lending Mortgage Trust 2026-9, Series 2026 9 6 .128 07/25/57 3,267,640
2,000,000 (a),(c) COLT 2025-11 Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 1,980,876
1,500,000 (a),(c) COLT 2026-4 Mortgage Loan Trust, Series 2026 4 5 .878 06/25/71 1,482,866
4,500,000 (a),(c) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14 .823 03/25/42 4,714,132
5,000,000 (a),(c) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14 .837 03/25/42 5,228,219
6,000,000 (a),(c) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15 .334 05/25/42 6,385,505
5,000,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
11 .893 05/25/43 5,553,112
6,000,000 (a),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9 .543 07/25/43 6,479,170
1,754,002 (a),(c) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3 .449 11/25/51 1,421,070
6,000,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10 .743 01/25/42 6,132,661
6,000,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13 .788 02/25/42 6,204,965
6,000,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15 .087 04/25/42 6,300,883

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO (continued)
$ 6,188,193 (a),(c) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2 .829% 05/28/52 $ 5,082,492
123,656 (a),(c) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2 .051 10/25/55 119,044
2,000,000 (a),(c) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3 .531 10/25/55 1,884,129
450,000 (a),(c) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2 .383 06/25/56 335,706
4,541,755 (a),(c) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .667 09/25/52 3,833,961
2,215,476 (a),(c) JP Morgan Mortgage Trust, Series 2025 10 6 .374 05/25/56 2,225,858
1,258,244 (a),(c) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4 .186 08/25/50 1,097,837
3,000,000 (a),(c) OBX 2026-NQM6 Trust, Series 2026 NQM6 5 .814 04/26/66 2,953,817
2,000,000 (a),(c) OBX 2026-NQM7 Trust, Series 2026 NQM7 5 .832 04/25/66 1,968,196
1,228,963 (a),(c) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9 .256 02/26/52 1,420,303
2,239,000 (a),(c) Verus Securitization Trust, Series 2025 11 5 .796 11/25/70 2,200,597
23,144 (c) Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2004 RA3
5 .371 08/25/38 22,947
895,911 (a),(c) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3 .301 08/25/51 746,788
TOTAL WL COLLATERAL CMO 81,195,577
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $392,018,248) 380,529,641
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3,884,774 MUNICIPAL BONDS - 0.3% 3,884,774
NEW YORK - 0.3%
4,000,000 City of New York NY 5 .681 02/01/43 3,884,774
TOTAL NEW YORK 3,884,774
TOTAL MUNICIPAL BONDS
(Cost $4,000,000) 3,884,774
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
127190989 SOVEREIGN DEBT - 8.8% 127190989
ANGOLA - 0.1%
1,725,000 (a) Angolan Government International Bond 9 .375 05/08/48 1,643,204
TOTAL ANGOLA 1,643,204
ARGENTINA - 0.3%
2,325,000 Argentine Republic Government International Bond 4 .125 07/09/35 1,756,537
2,500,000 Argentine Republic Government International Bond 5 .000 01/09/38 1,982,500
TOTAL ARGENTINA 3,739,037
AZERBAIJAN - 0.1%
1,700,000 (a) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,582,544
TOTAL AZERBAIJAN 1,582,544
BARBADOS - 0.2%
2,725,000 (a) Barbados Government International Bond 8 .000 06/26/35 2,886,211
TOTAL BARBADOS 2,886,211
BENIN - 0.2%
2,000,000 (a) Benin Government International Bond 7 .960 02/13/38 2,113,282
TOTAL BENIN 2,113,282
BRAZIL - 0.3%
BRL 12,400,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 1,966,267
1,620,000 Brazilian Government International Bond 6 .000 10/20/33 1,607,040
1,725,000 Brazilian Government International Bond 7 .125 05/13/54 1,657,725
TOTAL BRAZIL 5,231,032
CHILE - 0.2%
2,775,000 Chile Government International Bond 3 .100 05/07/41 2,035,463
TOTAL CHILE 2,035,463
COLOMBIA - 0.4%
EUR 1,065,000 Colombia Government International Bond 5 .000 09/19/32 1,209,523
2,200,000 Colombia Government International Bond 5 .000 06/15/45 1,681,130
875,000 Colombia Government International Bond 6 .125 01/21/31 873,513

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA - 0.4% (continued)
COP 5,450,000,000 Colombian TES 12 .500% 02/27/30 $ 1,683,005
TOTAL COLOMBIA 5,447,171
COSTA RICA - 0.1%
$ 1,955,000 (a) Costa Rica Government International Bond 5 .625 04/30/43 1,818,756
TOTAL COSTA RICA 1,818,756
COTE D'IVOIRE - 0.2%
2,900,000 (a) Ivory Coast Government International Bond 6 .750 02/25/41 2,745,909
TOTAL COTE D'IVOIRE 2,745,909
DOMINICAN REPUBLIC - 0.3%
1,775,000 (a) Dominican Republic International Bond 5 .875 01/30/60 1,510,969
2,225,000 (a) Dominican Republic International Bond 6 .950 03/15/37 2,307,325
TOTAL DOMINICAN REPUBLIC 3,818,294
ECUADOR - 0.3%
1,625,000 (a) Ecuador Government International Bond 9 .250 01/29/39 1,638,812
2,800,000 (a) Ecuador Government International Bond 8 .750 01/29/34 2,793,000
TOTAL ECUADOR 4,431,812
EGYPT - 0.2%
2,250,000 (a) Egypt Government International Bond 8 .500 01/31/47 2,154,487
TOTAL EGYPT 2,154,487
EL SALVADOR - 0.2%
2,600,000 (a) El Salvador Government International Bond 7 .625 02/01/41 2,620,696
TOTAL EL SALVADOR 2,620,696
GEORGIA - 0.1%
1,500,000 (a) Georgia Government International Bond 5 .125 01/28/31 1,453,863
TOTAL GEORGIA 1,453,863
GHANA - 0.2%
117,975 (a) Ghana Government International Bond 5 .000 07/03/29 116,604
2,226,200 (a) Ghana Government International Bond 5 .000 07/03/35 2,068,915
TOTAL GHANA 2,185,519
HONDURAS - 0.1%
1,900,000 (a) Honduras Government International Bond 6 .400 07/29/36 1,905,700
TOTAL HONDURAS 1,905,700
HUNGARY - 0.4%
1,650,000 Hungary Government International Bond 7 .625 03/29/41 1,900,739
1,600,000 (a) Hungary Government International Bond 5 .500 03/26/36 1,575,694
1,500,000 (a) Hungary Government International Bond 5 .375 09/26/30 1,511,644
1,300,000 (a) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,315,784
TOTAL HUNGARY 6,303,861
INDONESIA - 0.1%
EUR 1,725,000 Indonesia Government International Bond 4 .460 03/04/38 1,894,726
TOTAL INDONESIA 1,894,726
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5 .750 03/12/54 1,532,441
TOTAL ISRAEL 1,532,441
JORDAN - 0.2%
600,000 (a) Jordan Government International Bond 7 .375 10/10/47 583,452
2,000,000 (a) Jordan Government International Bond 5 .750 11/12/32 1,960,334
TOTAL JORDAN 2,543,786
KAZAKHSTAN - 0.3%
1,350,000 (a) Baiterek National Investment Holding JSC 5 .200 05/06/33 1,332,449
2,225,000 (a) Kazakhstan Government International Bond 5 .500 07/01/37 2,219,902
TOTAL KAZAKHSTAN 3,552,351
MEXICO - 1.2%
2,075,000 (a) Eagle Funding Luxco Sarl 5 .500 08/17/30 2,071,887
4,925,000 Mexico Government International Bond 6 .400 05/07/54 4,454,662
1,300,000 Mexico Government International Bond 7 .375 05/13/55 1,326,000
1,950,000 Mexico Government International Bond 5 .850 07/02/32 1,955,655
1,500,000 Mexico Government International Bond 5 .625 09/22/35 1,436,250
1,775,000 Mexico Government International Bond 6 .250 08/27/37 1,741,275

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 1.2% (continued)
$ 1,966,000 Mexico Government International Bond 4 .750% 03/08/44 $ 1,532,497
4,550,000 Mexico Government International Bond 4 .280 08/14/41 3,480,750
TOTAL MEXICO 17,998,976
MOROCCO - 0.1%
1,650,000 (a) Morocco Government International Bond 5 .500 12/11/42 1,513,845
TOTAL MOROCCO 1,513,845
NIGERIA - 0.1%
1,575,000 (a) Nigeria Government International Bond 10 .375 12/09/34 1,869,758
TOTAL NIGERIA 1,869,758
OMAN - 0.2%
2,950,000 (a) Oman Government International Bond 6 .500 03/08/47 2,990,740
TOTAL OMAN 2,990,740
PARAGUAY - 0.2%
2,125,000 (a) Paraguay Government International Bond 5 .600 03/13/48 1,912,075
1,425,000 (a) Paraguay Government International Bond 6 .000 02/09/36 1,456,208
TOTAL PARAGUAY 3,368,283
PERU - 0.2%
2,000,000 Peruvian Government International Bond 3 .300 03/11/41 1,510,800
1,755,000 Peruvian Government International Bond 5 .875 08/08/54 1,666,373
TOTAL PERU 3,177,173
POLAND - 0.2%
PLN 6,900,000 Republic of Poland Government Bond 5 .000 10/25/34 1,749,466
2,055,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,837,252
TOTAL POLAND 3,586,718
REPUBLIC OF SERBIA - 0.2%
1,500,000 (a) Serbia International Bond 6 .500 09/26/33 1,552,069
1,600,000 (a) Serbia International Bond 5 .500 05/06/36 1,530,014
TOTAL REPUBLIC OF SERBIA 3,082,083
ROMANIA - 0.3%
1,370,000 (a) Romanian Government International Bond 6 .125 01/22/44 1,260,951
450,000 (a) Romanian Government International Bond 7 .625 01/17/53 469,403
2,100,000 (a) Romanian Government International Bond 5 .750 03/24/35 1,998,365
TOTAL ROMANIA 3,728,719
RWANDA - 0.1%
1,375,000 (a) Rwanda International Government Bond 5 .500 08/09/31 1,324,431
TOTAL RWANDA 1,324,431
SAUDI ARABIA - 0.2%
2,740,000 (a) Saudi Government International Bond 3 .750 01/21/55 1,802,496
1,500,000 (a) Saudi Government International Bond 5 .625 01/13/35 1,522,822
TOTAL SAUDI ARABIA 3,325,318
SENEGAL - 0.1%
1,600,000 (a) Senegal Government International Bond 6 .250 05/23/33 805,307
700,000 (a) Senegal Government International Bond 6 .750 03/13/48 347,019
TOTAL SENEGAL 1,152,326
SOUTH AFRICA - 0.4%
ZAR 33,600,000 Republic of South Africa Government Bond 8 .500 01/31/37 2,034,280
1,900,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,573,850
1,575,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,546,379
TOTAL SOUTH AFRICA 5,154,509
TRINIDAD AND TOBAGO - 0.1%
2,000,000 (a) Trinidad & Tobago Government International Bond 6 .200 07/16/38 1,972,000
TOTAL TRINIDAD AND
TOBAGO
1,972,000
TURKEY - 0.3%
1,950,000 Turkiye Government International Bond 7 .125 02/12/32 1,981,597
2,000,000 (a) Turkiye Ihracat Kredi Bankasi AS 6 .375 01/15/31 1,944,422
TOTAL TURKEY 3,926,019

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UGANDA - 0.1%
UGX 7,046,000,000 Republic of Uganda Government Bonds 15 .800% 06/23/39 $ 1,926,387
TOTAL UGANDA 1,926,387
UKRAINE - 0.0%
$ 73,658 (a) Ukraine Government International Bond 0 .000 02/01/35 42,611
15,548 (a) Ukraine Government International Bond 0 .000 02/01/36 8,963
TOTAL UKRAINE 51,574
URUGUAY - 0.1%
UYU 66,000,000 Uruguay Government International Bond 9 .750 07/20/33 1,805,032
TOTAL URUGUAY 1,805,032
UZBEKISTAN - 0.1%
1,600,000 (a) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,596,953
TOTAL UZBEKISTAN 1,596,953
TOTAL SOVEREIGN DEBT
(Cost $128,098,697) 127,190,989
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
99664258 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9% 99664258
2,000,000 (f) CoBank ACB 6 .250 N/A 2,002,500
27,000,000 United States Treasury Note/Bond 5 .000 05/15/56 26,021,250
32,000,000 United States Treasury Note/Bond 5 .000 05/15/46 31,055,000
7,000,000 United States Treasury Note/Bond 3 .875 05/15/29 6,908,125
9,000,000 United States Treasury Note/Bond 4 .250 05/31/33 8,816,484
13,000,000 United States Treasury Note/Bond 4 .250 07/31/28 12,977,149
12,000,000 United States Treasury Note/Bond 4 .625 08/15/36 11,883,750
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $101,585,259) 99,664,258
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
140707986 VARIABLE RATE SENIOR LOAN INTERESTS - 9.7% 140707986
AUTOMOBILES & COMPONENTS - 0.2%
2,489,994 (c) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .186 01/28/32 2,501,199
TOTAL AUTOMOBILES & COMPONENTS 2,501,199
CAPITAL GOODS - 1.7%
2,256,946 (c) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .186 01/27/32 2,266,019
1,580,892 (c) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .936 12/26/30 1,566,269
2,802,800 (c) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .651 07/09/32 2,816,814
1,980,000 (c) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .436 09/08/32 1,985,138
1,497,202 (c) Construction Partners Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 11/03/31 1,504,127
207,931 (c),(j) Kaman Corporation, Delayed Draw Term Loan 0 .000 02/26/32 208,671
1,792,638 (c) Kaman Corporation, Term Loan B, (TSFR3M + 2.000%) 5 .670 02/26/32 1,799,019
1,500,000 (c),(d) Quikrete Holdings, Inc., Term Loan B, (TBD) TBD TBD 1,503,990
2,500,000 (c) Resilience Parent LLC, First Lien Term Loan, (TSFR3M + 2.500%) 6 .232 02/28/33 2,502,613
992,519 (c) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .704 04/30/30 998,722
1,995,000 (c) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .704 04/30/30 2,007,628
992,424 (c) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .186 01/20/32 996,563
994,924 (c) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .186 02/28/31 999,316
1,496,250 (c) TransDigm, Inc., Term Loan N, (TSFR1M + 2.500%) 6 .186 02/10/33 1,502,325
1,459,105 (c) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6 .436 08/01/30 1,467,838
TOTAL CAPITAL GOODS 24,125,052
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,962,500 (c) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .936 08/20/32 4,988,950
1,994,949 (c) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7 .732 11/03/31 2,010,330
989,966 (c) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .513 02/01/29 991,411
2,977,500 (c) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .156 03/03/32 2,990,527
2,442,725 (c) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .261 10/08/32 2,454,939
1,990,019 (c) Win Waste Innovations Holdings Inc, (TSFR1M + 2.750%) 6 .436 04/30/29 1,996,944
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,433,101

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
$ 2,477,532 (c) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6 .186% 04/23/31 $ 2,479,477
549,667 (c) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 04/30/32 549,895
2,181,190 (c) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .186 01/30/31 2,178,005
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,207,377
CONSUMER DURABLES & APPAREL - 0.1%
1,500,000 (c),(d) AI Aqua Merger Sub, Inc., Term Loan B, (TBD) TBD TBD 1,506,817
TOTAL CONSUMER DURABLES & APPAREL 1,506,817
CONSUMER SERVICES - 0.3%
984,759 (c) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .186 05/31/30 989,683
1,000,000 (c) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .436 01/31/31 937,655
2,316,337 (c) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5 .982 10/31/29 2,318,827
TOTAL CONSUMER SERVICES 4,246,165
ENERGY - 0.2%
2,493,738 (c) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6 .979 01/31/33 2,511,144
TOTAL ENERGY 2,511,144
FOOD, BEVERAGE & TOBACCO - 0.4%
91,816 (c) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.764%, PIK 7.000%)
10 .764 09/30/30 459
17,171 (c) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.764%, PIK 7.000%)
10 .764 09/30/30 3,434
1,990,000 (c) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6 .454 09/30/32 1,984,498
3,152,100 (c) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6 .482 03/31/31 3,175,063
120,690 (c),(j) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 121,543
1,266,517 (c) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .823 02/19/32 1,275,471
TOTAL FOOD, BEVERAGE & TOBACCO 6,560,468
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,846,073 (c) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7 .436 01/15/31 1,860,150
1,621,832 (c) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.250%)
6 .909 10/01/32 1,631,499
1,798,022 (c) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.000%) 5 .686 02/21/31 1,802,481
1,050,000 (c) Select Medical Corporation, Term Loan B, (TSFR1M + 3.000%) 6 .686 12/03/31 1,057,875
830,981 (c) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .186 12/19/30 834,471
1,990,000 (c) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .823 06/30/28 1,992,378
1,979,900 (c) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6 .936 11/26/31 1,965,723
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,144,577
INSURANCE - 1.3%
1,974,937 (c) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .686 11/06/30 1,685,283
1,982,538 (c) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .436 05/28/32 1,943,392
994,975 (c) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .186 09/19/31 993,895
1,231,250 (c) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.000%) 5 .732 01/30/32 1,221,154
2,970,000 (c) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 8 .073 09/19/30 2,950,190
3,600,834 (c) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .186 06/16/31 3,553,429
991,165 (c) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .984 06/20/30 994,724
1,970,075 (c) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .186 07/31/31 1,972,548
3,595,081 (c) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .482 05/06/31 3,548,344
TOTAL INSURANCE 18,862,959

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.5%
$ 1,484,293 (c) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .147% 12/02/30 $ 1,489,941
3,441,350 (c) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .861 04/13/29 3,440,886
989,633 (c) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .936 04/01/32 977,263
2,014,506 (c) Proampac PG Borrower LLC, Term Loan B, (TSFR3M + 4.000%) 7 .793 02/22/33 2,011,443
TOTAL MATERIALS 7,919,533
MEDIA & ENTERTAINMENT - 0.7%
2,335,211 (c) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .186 06/03/33 2,342,871
4,000,000 (c) Oak-Eagle AcquireCo, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .251 08/04/33 4,045,000
3,165,474 (c) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .728 02/10/31 3,192,048
TOTAL MEDIA & ENTERTAINMENT 9,579,919
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
974,359 (c) Genmab AS, Term Loan B, (TSFR3M + 2.000%) 5 .732 12/13/32 975,742
2,000,000 (c) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5 .995 04/07/33 1,973,670
671,493 (c) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .936 05/05/28 674,287
2,985,000 (c) Opal Bidco SAS, Term Loan B, (TSFR3M + 2.500%) 6 .232 04/23/32 3,003,925
1,492,407 (c) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .936 05/19/31 1,493,803
2,905,743 (c) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .186 12/12/31 2,921,187
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,042,614
SOFTWARE & SERVICES - 0.7%
1,473,788 (c) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6 .514 07/30/31 1,400,482
1,980,000 (c) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .982 03/24/31 1,898,325
1,975,000 (c) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .988 10/09/31 1,870,829
1,000,000 (c) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .823 02/04/33 967,725
1,488,636 (c) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6 .436 05/30/31 1,458,864
1,492,481 (c) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .642 06/27/31 1,493,720
478,800 (c) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.000%) 6 .732 09/02/31 479,398
1,079,521 (c) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 6 .073 02/10/31 1,051,124
TOTAL SOFTWARE & SERVICES 10,620,467
TELECOMMUNICATION SERVICES - 0.4%
1,500,000 (c) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .936 09/20/30 1,502,625
3,772,862 (c),(k) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%),
(cash 6.801%, PIK 0.500%)
6 .801 03/11/30 3,781,992
TOTAL TELECOMMUNICATION SERVICES 5,284,617
TRANSPORTATION - 0.1%
1,994,937 (c) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .186 09/23/31 2,005,480
TOTAL TRANSPORTATION 2,005,480
UTILITIES - 0.1%
994,950 (c) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR3M + 1.750%)
5 .479 12/15/31 993,706
1,164,736 (c) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 1.750%) 5 .479 11/26/32 1,162,791
TOTAL UTILITIES 2,156,497
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $141,146,888) 140,707,986
TOTAL LONG-TERM INVESTMENTS
(Cost $1,434,966,108) 1,414,649,917
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
23,540,842 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (m) 23,540,842
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $23,540,842) 23,540,842

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%
29553765 REPURCHASE AGREEMENTS - 2.1% 29553765
$ 24,375,000 (n) Fixed Income Clearing Corporation 3 .600% 09/01/26 $ 24,375,000
5,178,765 (o) Fixed Income Clearing Corporation 1 .060 09/01/26 5,178,765
TOTAL REPURCHASE AGREEMENTS
(Cost $29,553,765) 29,553,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,553,765) 29,553,765
TOTAL INVESTMENTS - 101.6%
(Cost $1,488,060,715) 1,467,744,524
OTHER ASSETS & LIABILITIES, NET -  (1.6)% (22,654,864)
NET ASSETS - 100% $ 1,445,089,660
ABS Asset-Backed Security
BRL Brazilian Real
CAD Canadian Dollar
CMO Collateralized Mortgage Obligation
COP Colombian Peso
EUR Euro
FHMMUSTF Federated Hermes US Treasury Cash Reserves Fund Yield
FTIXX Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares
I/O Interest only security
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UYU Uruguayan Peso
WL Whole Loan
ZAR South African Rand
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $694,168,146 or 47.3% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.7% of Total Investments.
(h) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $21,329,705.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
9.0% of Total Investments.
(j) Investment, or portion of investment, represents an outstanding unfunded loan commitments.
(k) Portion of investment purchased on a delayed delivery basis.

Portfolio of Investments August 31, 2026
(continued)
Strategic Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $24,377,438 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 2/15/44, valued at $24,862,502.
(o) Agreement with Fixed Income Clearing Corporation, 1.060% dated 8/31/26 to be repurchased at $5,178,917 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $5,282,502.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 25 12/26 $ 2,712,160 $ 2,691,407 $ (20,753)
U.S. Treasury 2-Year Note 200 12/26 41,152,562 41,046,875 (105,687)
U.S. Treasury 5-Year Note 25 12/26 2,657,252 2,642,578 (14,674)
U.S. Treasury Long Bond 400 12/26 43,770,605 43,450,000 (320,605)
Total $90,292,579 $89,830,860 $(461,719)
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 10,217,050 EUR 8,923,841 JPMorgan Chase Bank, N.A. 10/08/26 $ (162,942)
$ 5,578,835 CAD 7,889,420
Morgan Stanley Capital Services
LLC 10/08/26 (123,113)
Total         $(286,055)
Total unrealized appreciation on forward foreign currency contracts         $–
Total unrealized depreciation on forward foreign currency contracts         $(286,055)
CAD Canadian Dollar
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX-NAHYS46V1-5Y 5 .000% 3 .28 % Quarterly 6/20/31 $ 9,800,000 $ (873,416) $ (386,453) $ (486,963)
Total
$ 9,800,000 $ (873,416)
$(386,453) $ (486,963)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2026 Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 369,815,081 $ 835,332,328 $ 2,051,119,690 $ 569,023,008 $ 6,020,632,555 $ 1,414,649,917
Affiliated investments, at value
++
– – 1,003,332 – 73,842,069 –
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 10,400,575 29,948,968 8,483,280 21,387,381 159,345,348 23,540,842
Short-term investments, at value
◊
3,676,092 53,139,001 118,930,554 21,062,041 23,410,229 29,553,765
Cash – 3,173,492 – 1,105,988 – 822,989
Cash denominated in foreign currencies
^
– – – – – 93,029
Cash collateral at brokers for investments in futures
contracts
(1)
343,749 – – – 8,058,187 1,798,129
Cash collateral at brokers for investments in swap
contracts
(1)
– – 978,498 – – 474,922
Receivables:
Dividends 27,563 457,894 – – 2,527,205 137
Interest 4,735,976 11,777,032 14,752,313 9,622,699 82,062,461 13,392,121
Investments sold 496 – 21,247,389 13,551,531 408,911 12,465,781
Reclaims – 92,168 – – 128,628 12,922
Reimbursement from Adviser 23,963 65,982 213 33,495 34,445 67,516
Shares sold 108,811 1,215,082 7,193,507 1,117,834 6,401,368 1,551,742
Variation margin on swaps contracts – – 5,147 – – –
Other 43,935 71,529 419,515 87,582 436,895 96,149
Total assets 389,176,241 935,273,476 2,224,133,438 636,991,559 6,377,288,301 1,498,519,961
LIABILITIES
Cash overdraft 1,276,060 – – – 3,161,712 –
Cash overdraft denominated in foreign currencies
*
– – – 1,343 – –
Unrealized depreciation on forward foreign
currency contracts 12,606 – – – – 286,055
Payables:
Management fees 173,295 509,491 1,002,291 289,951 3,332,100 586,793
Collateral from securities lending 10,400,575 29,948,968 8,483,280 21,387,381 159,345,348 23,540,842
Dividends 20,020 182,423 1,024,192 47,494 4,672,532 848,958
Interest 526 218 43,920 1,556 13,404 285
Investments purchased - regular settlement 726,189 4,972,020 538,216 1,108,581 3,237,535 12,933,243
Investments purchased - when-issued/delayed-
delivery settlement 1,067,075 – 59,848,195 19,415,822 – 10,884,633
Shares redeemed 891,566 2,030,988 2,609,781 552,234 16,662,370 3,013,788
Unfunded loan commitments 146,097 – 5,563,675 – – 328,621
Variation margin on futures contracts 27,930 – – – 1,081,656 247,070
Accrued expenses:
Custodian fees 80,882 135,808 610,925 154,002 559,177 251,008
Directors/Trustees fees 22,426 51,266 97,468 39,172 255,249 58,895
Professional fees 44,419 45,459 51,425 46,587 61,551 48,067
Shareholder reporting expenses 25,346 29,992 39,013 46,593 117,484 30,508
Shareholder servicing agent fees 235,975 151,154 268,037 290,526 1,067,216 260,126
12b-1 distribution and service fees 15,018 102,323 71,442 25,037 188,158 56,858
Other 4,928 2,435 7,076 3,530 108,741 54,551
Total liabilities 15,170,933 38,162,545 80,258,936 43,409,809 193,864,233 53,430,301
Net assets $ 374,005,308 $ 897,110,931 $ 2,143,874,502 $ 593,581,750 $ 6,183,424,068 $ 1,445,089,660
NET ASSETS CONSIST OF:
Paid-in capital $ 517,372,921 $ 1,093,196,364 $ 2,501,529,649 $ 808,930,965 $ 6,695,068,482 $ 1,573,741,805
Total distributable earnings (loss) (143,367,613) (196,085,433) (357,655,147) (215,349,215) (511,644,414) (128,652,145)
Net assets $ 374,005,308 $ 897,110,931 $ 2,143,874,502 $ 593,581,750 $ 6,183,424,068 $ 1,445,089,660
†
   Long-term investments, cost $ 370,755,707 $ 813,550,146 $ 2,061,699,347 $ 564,632,708 $ 6,076,358,944 $ 1,434,966,108
++
   Affiliated investments, cost $ — $ — $ 1,002,600 $ — $ 74,903,375 $ —
◊
   Short-term investments, cost $ 3,676,092 $ 53,139,001 $ 118,930,554 $ 21,062,041 $ 23,410,229 $ 29,553,765
‡ Includes securities loaned of $ 9,945,997 $ 28,601,788 $ 8,251,012 $ 20,444,900 $ 152,233,866 $ 21,329,705

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

August 31, 2026 Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
^
   Cash denominated in foreign currencies, cost $ – $ – $ – $ – $ – $ 93,374
*
   Cash overdraft denominated in foreign
currencies, cost $ – $ – $ – $ 1,248 $ – $ –
Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 45,749,924 $ 186,124,293 $ 175,415,657 $ 62,913,328 $ 466,056,307 $ 159,739,037
Shares outstanding 6,939,198 9,248,522 9,894,333 3,553,400 29,248,969 16,242,085
Net asset value ("NAV") per share $ 6.59 $ 20.12 $ 17.73 $ 17.71 $ 15.93 $ 9.83
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 6.92 $ 21.12 $ 18.28 $ 18.59 $ 16.72 $ 10.27
CLASS C:
Net assets $ 6,107,625 $ 73,361,499 $ 38,977,344 $ 14,071,824 $ 104,298,198 $ 26,988,991
Shares outstanding 928,071 3,652,278 2,198,169 795,631 6,541,288 2,757,334
NAV and offering price per share $ 6.58 $ 20.09 $ 17.73 $ 17.69 $ 15.94 $ 9.79
CLASS R6:
Net assets $ — $ 48,632,376 $ 793,565,034 $ 26,648,273 $ 1,245,844,383 $ 364,348,809
Shares outstanding — 2,398,593 44,532,707 1,495,371 77,912,559 36,925,582
NAV and offering price per share $ — $ 20.28 $ 17.82 $ 17.82 $ 15.99 $ 9.87
CLASS I:
Net assets $ 322,147,759 $ 588,992,763 $ 1,135,916,467 $ 489,948,325 $ 4,367,225,180 $ 894,012,823
Shares outstanding 48,756,536 29,227,225 64,012,710 27,639,567 273,755,779 90,907,808
NAV and offering price per share $ 6.61 $ 20.15 $ 17.75 $ 17.73 $ 15.95 $ 9.83
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2026 Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Affiliated income $ — $ 26,301 $ — $ —
Dividends 223,004 10,738,998 3,126,521 28,008
Dividends from affiliated investments 58,100 — 37,420 —
Interest 25,319,157 39,882,781 146,364,709 43,881,300
Securities lending income, net 93,608 96,205 160,882 157,090
Tax withheld — (18,672) — —
Total investment income 25,693,869 50,725,613 149,689,532 44,066,398
EXPENSES
– – – –
Management fees 1,858,984 5,745,953 11,256,891 3,286,959
12b-1 service fees - Class A 117,135 448,400 487,381 157,859
12b-1 distribution and service fees - Class C 62,627 802,994 419,811 124,479
Shareholder servicing agent fees - Class A 84,285 117,949 151,328 88,146
Shareholder servicing agent fees - Class C 11,290 52,895 32,578 17,348
Shareholder servicing agent fees - Class R6 — 1,152 19,853 868
Shareholder servicing agent fees - Class I 529,127 362,949 792,046 641,481
Interest expense 4,110 2,344 306,434 15,703
Directors/Trustees fees 15,742 41,461 95,732 27,518
Custodian expenses 61,856 84,145 399,205 98,494
Registration fees 65,294 83,139 131,109 76,316
Professional fees 61,713 63,423 115,239 60,521
Shareholder reporting expenses 76,332 58,501 72,651 76,726
Other 15,819 25,808 56,611 21,146
Total expenses before fee waiver/expense reimbursement 2,964,314 7,891,113 14,336,869 4,693,564
Fee waiver/expense reimbursement (372,844) (701,982) (1,774) (290,459)
Net expenses 2,591,470 7,189,131 14,335,095 4,403,105
Net investment income (loss) 23,102,399 43,536,482 135,354,437 39,663,293
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 62,630 45,607,326 (29,860,586) 2,838,839
Affiliated investments (58,000) — — 5,500
Forward foreign currency contracts 19,858 — — —
Futures contracts (619,141) — — —
Swap contracts — — 81,186 —
Foreign currency transactions 17,762 — — —
Net realized gain (loss) (576,891) 45,607,326 (29,779,400) 2,844,339
Change in unrealized appreciation (depreciation) on:
Investments (3,772,922) (6,693,010) (755,217) (7,305,743)
Affiliated investments — — 732 —
Forward foreign currency contracts (15,868) — — —
Futures contracts (262,905) — — —
Swap contracts — — 416,550 —
Foreign currency translations (91) — — 10
Net change in unrealized appreciation (depreciation) (4,051,786) (6,693,010) (337,935) (7,305,733)
Net realized and unrealized gain (loss) (4,628,677) 38,914,316 (30,117,335) (4,461,394)
Net increase (decrease) in net assets from operations $ 18,473,722 $ 82,450,798 $ 105,237,102 $ 35,201,899

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended August 31, 2026
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 35,202,871 $ 505
Dividends from affiliated investments 2,788,823 —
Interest 353,794,472 81,954,671
Securities lending income, net 1,380,841 107,625
Tax withheld — (2,146)
Total investment income 393,167,007 82,060,655
EXPENSES
– –
Management fees 37,479,954 6,409,484
12b-1 service fees - Class A 1,181,688 395,769
12b-1 distribution and service fees - Class C 1,116,446 259,002
Shareholder servicing agent fees - Class A 355,004 137,673
Shareholder servicing agent fees - Class C 83,914 22,514
Shareholder servicing agent fees - Class R6 34,118 17,834
Shareholder servicing agent fees - Class I 3,148,885 698,352
Interest expense 105,171 3,384
Directors/Trustees fees 281,199 63,578
Custodian expenses 366,464 221,332
Registration fees 313,812 149,632
Professional fees 116,713 71,903
Shareholder reporting expenses 288,827 73,526
Other 109,631 36,470
Total expenses before fee waiver/expense reimbursement 44,981,826 8,560,453
Fee waiver/expense reimbursement (268,397) (931,215)
Net expenses 44,713,429 7,629,238
Net investment income (loss) 348,453,578 74,431,417
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 18,226,405 (899,611)
Forward foreign currency contracts — 596,291
Futures contracts (9,448,290) (690,844)
Swap contracts — 128,366
Foreign currency transactions (8) (11,686)
Net realized gain (loss) 8,778,107 (877,484)
Change in unrealized appreciation (depreciation) on:
Investments (17,279,850) (13,837,208)
Affiliated investments (1,061,306) —
Forward foreign currency contracts — (318,941)
Futures contracts (3,549,744) (619,612)
Swap contracts — (398,656)
Foreign currency translations — (5,345)
Net change in unrealized appreciation (depreciation) (21,890,900) (15,179,762)
Net realized and unrealized gain (loss) (13,112,793) (16,057,246)
Net increase (decrease) in net assets from operations $ 335,340,785 $ 58,374,171

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income Flexible Income
Year Ended
8/31/26
Year Ended
8/31/25
Year Ended
8/31/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 23,102,399 $ 9,861,588 $ 43,536,482 $ 44,596,878
Net realized gain (loss) (576,891) (974,382) 45,607,326 (6,996,126)
Net change in unrealized appreciation (depreciation) (4,051,786) 3,029,816 (6,693,010) 23,544,646
Net increase (decrease) in net assets from operations 18,473,722 11,917,022 82,450,798 61,145,398
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,115,411) (4,154,447) (9,689,050) (5,956,884)
Class C (371,770) (473,436) (3,758,398) (2,687,594)
Class R6 — — (1,671,959) (531,919)
Class I (19,779,975) (6,588,592) (31,447,783) (23,469,161)
Return of Capital:
Class A — — — (2,730,505)
Class C — — — (1,588,514)
Class R6 — — — (222,053)
Class I — — — (10,028,362)
Total distributions (23,267,156) (11,216,475) (46,567,190) (47,214,992)
FUND SHARE TRANSACTIONS
Subscriptions 213,769,642 193,160,478 269,923,107 104,920,773
Reinvestments of distributions 23,035,743 10,919,283 44,205,644 45,727,811
Redemptions (90,582,359) (59,859,310) (290,018,049) (362,826,418)
Net increase (decrease) from Fund share transactions 146,223,026 144,220,451 24,110,702 (212,177,834)
Net increase (decrease) in net assets 141,429,592 144,920,998 59,994,310 (198,247,428)
Net assets at the beginning of period 232,575,716 87,654,718 837,116,621 1,035,364,049
Net assets at the end of period $ 374,005,308 $ 232,575,716 $ 897,110,931 $ 837,116,621

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Floating Rate Income High Yield Income
Year Ended
8/31/26
Year Ended
8/31/25
Year Ended
8/31/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 135,354,437 $ 118,591,789 $ 39,663,293 $ 48,940,049
Net realized gain (loss) (29,779,400) (21,341,786) 2,844,339 (302,371)
Net change in unrealized appreciation (depreciation) (337,935) 7,081,172 (7,305,733) (753,858)
Net increase (decrease) in net assets from operations 105,237,102 104,331,175 35,201,899 47,883,820
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (12,946,337) (16,923,196) (4,417,238) (4,483,363)
Class C (2,475,251) (3,407,278) (778,943) (831,810)
Class R6 (49,932,441) (20,081,086) (1,685,801) (1,899,960)
Class I (70,564,030) (81,903,164) (33,535,618) (43,761,517)
Total distributions (135,918,059) (122,314,724) (40,417,600) (50,976,650)
FUND SHARE TRANSACTIONS
Subscriptions 1,296,402,638 778,530,046 211,602,140 149,518,668
Reinvestments of distributions 124,762,784 108,808,189 39,528,572 49,256,021
Redemptions (844,512,178) (793,925,225) (257,615,008) (252,179,134)
Net increase (decrease) from Fund share transactions 576,653,244 93,413,010 (6,484,296) (53,404,445)
Net increase (decrease) in net assets 545,972,287 75,429,461 (11,699,997) (56,497,275)
Net assets at the beginning of period 1,597,902,215 1,522,472,754 605,281,747 661,779,022
Net assets at the end of period $ 2,143,874,502 $ 1,597,902,215 $ 593,581,750 $ 605,281,747

See Notes to Financial Statements

Preferred Securities and Income Strategic Income
Year Ended
8/31/26
Year Ended
8/31/25
Year Ended
8/31/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 348,453,578 $ 290,129,929 $ 74,431,417 $ 62,114,053
Net realized gain (loss) 8,778,107 (11,261,334) (877,484) (12,563,303)
Net change in unrealized appreciation (depreciation) (21,890,900) 118,722,840 (15,179,762) 12,927,178
Net increase (decrease) in net assets from operations 335,340,785 397,591,435 58,374,171 62,477,928
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (26,724,968) (25,346,949) (8,503,407) (9,001,828)
Class C (5,481,653) (5,978,155) (1,192,826) (1,064,482)
Class R6 (64,677,867) (37,835,606) (19,290,127) (19,112,428)
Class I (247,897,801) (220,299,721) (45,129,716) (37,760,450)
Total distributions (344,782,289) (289,460,431) (74,116,076) (66,939,188)
FUND SHARE TRANSACTIONS
Subscriptions 2,057,749,438 1,767,095,427 551,047,315 450,690,437
Reinvestments of distributions 294,385,651 249,861,390 64,257,254 58,253,667
Redemptions (1,576,931,063) (1,550,449,335) (296,698,195) (278,903,938)
Net increase (decrease) from Fund share transactions 775,204,026 466,507,482 318,606,374 230,040,166
Net increase (decrease) in net assets 765,762,522 574,638,486 302,864,469 225,578,906
Net assets at the beginning of period 5,417,661,546 4,843,023,060 1,142,225,191 916,646,285
Net assets at the end of period $ 6,183,424,068 $ 5,417,661,546 $ 1,445,089,660 $ 1,142,225,191

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
8/31/26
$ 6.68 $ 0.43 $ (0.08) $ 0.35 $ (0.44) $ — $ — $ (0.44) $ 6.59
8/31/25
6.72 0.50 0.03 0.53 (0.57) — — (0.57) 6.68
8/31/24
6.36 0.58 0.30 0.88 (0.52) — — (0.52) 6.72
8/31/23
6.36 0.47 (0.05) 0.42 (0.42) — — (0.42) 6.36
8/31/22
(d)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
Class
C
8/31/26
6.67 0.38 (0.08) 0.30 (0.39) — — (0.39) 6.58
8/31/25
6.71 0.45 0.03 0.48 (0.52) — — (0.52) 6.67
8/31/24
6.35 0.53 0.30 0.83 (0.47) — — (0.47) 6.71
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22
(d)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
Class
I
8/31/26
6.69 0.45 (0.07) 0.38 (0.46) — — (0.46) 6.61
8/31/25
6.73 0.50 0.05 0.55 (0.59) — — (0.59) 6.69
8/31/24
6.37 0.60 0.30 0.90 (0.54) — — (0.54) 6.73
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22
(d)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5.42% $ 45,750 1.07% 0.96% 6.54% 70%
8.22 47,766 1.07 0.96 7.55 99
14.38 48,050 1.25 1.04 8.87 133
6.87 47,566 1.23 1.01 7.49 86
3.16 51,908 1.50
(e)
1.03
(e)
5.53
(e)
6
(12.23) 51,332 1.15 1.00 4.51 120
4.68 6,108 1.82 1.71 5.79 70
7.39 6,373 1.82 1.71 6.81 99
13.57 6,346 1.99 1.79 8.12 133
6.09 6,265 1.98 1.76 6.72 86
3.02 8,926 2.25
(e)
1.78
(e)
4.77
(e)
6
(12.92) 8,887 1.90 1.75 3.70 120
5.86 322,148 0.81 0.71 6.82 70
8.49 178,437 0.82 0.71 7.59 99
14.67 33,259 0.99 0.79 9.17 133
7.16 26,519 0.98 0.76 7.61 86
3.20 60,706 1.25
(e)
0.78
(e)
5.55
(e)
6
(12.23) 25,439 0.90 0.75 4.63 120

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
8/31/26
$ 19.28 $ 1.01 $ 0.91 $ 1.92 $ (1.08) $ — $ — $ (1.08) $ 20.12
8/31/25
18.93 0.89 0.40 1.29 (0.64) — (0.30) (0.94) 19.28
8/31/24
18.11 0.86 0.91 1.77 (0.64) — (0.31) (0.95) 18.93
8/31/23
18.93 0.81 (0.43) 0.38 (1.20) — — (1.20) 18.11
8/31/22
(e)
22.27 0.72 (3.16) (2.44) (0.90) — — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — — (0.94) 22.27
Class
C
8/31/26
19.24 0.85 0.93 1.78 (0.93) — — (0.93) 20.09
8/31/25
18.89 0.74 0.41 1.15 (0.50) — (0.30) (0.80) 19.24
8/31/24
18.08 0.72 0.90 1.62 (0.50) — (0.31) (0.81) 18.89
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — — (1.06) 18.08
8/31/22
(e)
22.22 0.58 (3.15) (2.57) (0.75) — — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — — (0.77) 22.22
Class
R6
8/31/26
19.42 1.08 0.92 2.00 (1.14) — — (1.14) 20.28
8/31/25
19.06 0.95 0.42 1.37 (0.71) — (0.30) (1.01) 19.42
8/31/24
18.24 0.92 0.91 1.83 (0.70) — (0.31) (1.01) 19.06
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — — (1.26) 18.24
8/31/22
(e)
22.42 0.79 (3.19) (2.40) (0.96) — — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — — (1.01) 22.42
Class
I
8/31/26
19.30 1.06 0.91 1.97 (1.12) — — (1.12) 20.15
8/31/25
18.95 0.94 0.40 1.34 (0.69) — (0.30) (0.99) 19.30
8/31/24
18.13 0.91 0.90 1.81 (0.68) — (0.31) (0.99) 18.95
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — — (1.24) 18.13
8/31/22
(e)
22.29 0.77 (3.16) (2.39) (0.95) — — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — — (0.99) 22.29
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
10 .14% $ 186,124 1 .04% 0 .96% 5 .06% 41%
7 .05 170,489 1 .03 0 .96 4 .71 27
10 .04 180,920 1 .04 0 .96 4 .69 40
2 .13 190,438 1 .03 0 .96 4 .45 26
( 11 .18 ) 230,505 1 .02
(f)
0 .95
(f)
3 .78
(f)
31
8 .71 298,734 1 .04 0 .95 3 .66 30
9 .40 73,361 1 .79 1 .71 4 .30 41
6 .25 87,598 1 .78 1 .71 3 .95 27
9 .17 119,398 1 .79 1 .71 3 .94 40
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77
(f)
1 .70
(f)
3 .03
(f)
31
7 .97 276,035 1 .79 1 .70 2 .91 30
10 .54 48,632 0 .73 0 .65 5 .42 41
7 .40 14,523 0 .72 0 .65 5 .02 27
10 .36 14,599 0 .73 0 .65 5 .00 40
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71
(f)
0 .64
(f)
4 .12
(f)
31
9 .09 14,881 0 .72 0 .64 3 .97 30
10 .45 588,993 0 .79 0 .71 5 .30 41
7 .31 564,507 0 .78 0 .71 4 .95 27
10 .31 720,447 0 .79 0 .71 4 .94 40
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77
(f)
0 .70
(f)
4 .03
(f)
31
9 .02 1,283,908 0 .79 0 .70 3 .90 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
8/31/26
$ 18.00 $ 1.17 $ (0.26) $ 0.91 $ (1.18) $ — $ (1.18) $ 17.73
8/31/25
18.18 1.35 (0.13) 1.22 (1.40) — (1.40) 18.00
8/31/24
17.99 1.50 0.31 1.81 (1.62) — (1.62) 18.18
8/31/23
18.11 1.36 (0.11) 1.25 (1.37) — (1.37) 17.99
8/31/22
(d)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
Class
C
8/31/26
18.01 1.04 (0.27) 0.77 (1.05) — (1.05) 17.73
8/31/25
18.18 1.22 (0.13) 1.09 (1.26) — (1.26) 18.01
8/31/24
17.99 1.37 0.31 1.68 (1.49) — (1.49) 18.18
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22
(d)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
Class
R6
8/31/26
18.10 1.23 (0.26) 0.97 (1.25) — (1.25) 17.82
8/31/25
18.27 1.42 (0.13) 1.29 (1.46) — (1.46) 18.10
8/31/24
18.09 1.57 0.30 1.87 (1.69) — (1.69) 18.27
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22
(d)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
Class
I
8/31/26
18.02 1.22 (0.26) 0.96 (1.23) — (1.23) 17.75
8/31/25
18.20 1.40 (0.14) 1.26 (1.44) — (1.44) 18.02
8/31/24
18.01 1.55 0.31 1.86 (1.67) — (1.67) 18.20
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22
(d)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .23% $ 175,416 0 .95% 0 .95% 6 .59% 55%
6 .93 213,719 0 .97 0 .97 7 .49 49
10 .51 211,263 0 .99 0 .99 8 .31 24
7 .24 204,409 1 .02 1 .02 7 .61 24
( 1 .61 ) 246,410 0 .94
(e)
0 .94
(e)
3 .70
(e)
37
11 .67 121,925 1 .03 1 .03 3 .88 52
4 .39 38,977 1 .70 1 .70 5 .85 55
6 .18 47,085 1 .72 1 .72 6 .75 49
9 .69 51,907 1 .74 1 .74 7 .56 24
6 .45 48,289 1 .77 1 .77 6 .89 24
( 2 .30 ) 55,285 1 .69
(e)
1 .69
(e)
2 .93
(e)
37
10 .79 34,192 1 .78 1 .78 3 .14 52
5 .53 793,565 0 .63 0 .63 6 .89 55
7 .33 276,319 0 .65 0 .65 7 .79 49
10 .79 274,487 0 .67 0 .67 8 .64 24
7 .59 271,373 0 .70 0 .70 8 .08 24
( 1 .29 ) 227,215 0 .61
(e)
0 .61
(e)
4 .03
(e)
37
12 .03 83,970 0 .70 0 .70 4 .20 52
5 .51 1,135,916 0 .70 0 .70 6 .85 55
7 .20 1,060,780 0 .72 0 .72 7 .73 49
10 .79 984,816 0 .74 0 .74 8 .56 24
7 .46 1,016,373 0 .77 0 .77 7 .73 24
( 1 .32 ) 1,795,387 0 .69
(e)
0 .69
(e)
3 .97
(e)
37
11 .93 828,572 0 .78 0 .78 4 .10 52

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
8/31/26
$ 17.87 $ 1.23 $ (0.14) $ 1.09 $ (1.25) $ — $ (1.25) $ 17.71
8/31/25
17.91 1.29 0.01 1.30 (1.34) — (1.34) 17.87
8/31/24
17.07 1.26 0.85 2.11 (1.27) — (1.27) 17.91
8/31/23
17.09 1.10 (0.05) 1.05 (1.07) — (1.07) 17.07
8/31/22
(d)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
Class
C
8/31/26
17.85 1.09 (0.13) 0.96 (1.12) — (1.12) 17.69
8/31/25
17.90 1.15 0.01 1.16 (1.21) — (1.21) 17.85
8/31/24
17.06 1.13 0.84 1.97 (1.13) — (1.13) 17.90
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22
(d)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
Class
R6
8/31/26
17.99 1.31 (0.15) 1.16 (1.33) — (1.33) 17.82
8/31/25
18.02 1.37 0.02 1.39 (1.42) — (1.42) 17.99
8/31/24
17.17 1.33 0.86 2.19 (1.34) — (1.34) 18.02
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22
(d)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
Class
I
8/31/26
17.89 1.27 (0.13) 1.14 (1.30) — (1.30) 17.73
8/31/25
17.94 1.33 0.01 1.34 (1.39) — (1.39) 17.89
8/31/24
17.09 1.31 0.85 2.16 (1.31) — (1.31) 17.94
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22
(d)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6 .28% $ 62,913 1 .04% 0 .99% 6 .88% 123%
7 .55 59,354 1 .07 1 .00 7 .23 170
12 .81 58,657 1 .08 1 .01 7 .26 181
6 .37 49,840 1 .07 1 .00 6 .51 135
( 9 .85 ) 50,895 1 .05
(e)
1 .00
(e)
4 .54
(e)
116
12 .44 53,994 1 .06 0 .99 4 .40 134
5 .51 14,072 1 .79 1 .74 6 .14 123
6 .71 11,248 1 .82 1 .75 6 .48 170
11 .96 11,835 1 .83 1 .76 6 .50 181
5 .57 13,359 1 .82 1 .75 5 .72 135
( 10 .46 ) 18,123 1 .80
(e)
1 .75
(e)
3 .76
(e)
116
11 .61 30,391 1 .81 1 .75 3 .69 134
6 .65 26,648 0 .66 0 .60 7 .29 123
8 .02 19,779 0 .66 0 .59 7 .62 170
13 .26 17,151 0 .69 0 .62 7 .62 181
6 .70 17,731 0 .68 0 .61 6 .99 135
( 9 .50 ) 7,779 0 .67
(e)
0 .62
(e)
4 .94
(e)
116
12 .87 7,568 0 .70 0 .63 4 .78 134
6 .55 489,948 0 .79 0 .74 7 .13 123
7 .77 514,901 0 .82 0 .75 7 .48 170
13 .14 574,136 0 .83 0 .76 7 .53 181
6 .62 427,359 0 .82 0 .75 6 .76 135
( 9 .63 ) 458,620 0 .80
(e)
0 .75
(e)
4 .77
(e)
116
12 .69 579,139 0 .81 0 .74 4 .66 134

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
8/31/26
$ 15.93 $ 0.92 $ (0.01) $ 0.91 $ (0.91) $ — $ — $ (0.91) $ 15.93
8/31/25
15.60 0.88 0.33 1.21 (0.88) — — (0.88) 15.93
8/31/24
14.46 0.84 1.17 2.01 (0.87) — — (0.87) 15.60
8/31/23
15.49 0.79 (0.98) (0.19) (0.84) — — (0.84) 14.46
8/31/22
(d)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
Class
C
8/31/26
15.94 0.80 (0.01) 0.79 (0.79) — — (0.79) 15.94
8/31/25
15.61 0.77 0.33 1.10 (0.77) — — (0.77) 15.94
8/31/24
14.47 0.73 1.17 1.90 (0.76) — — (0.76) 15.61
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22
(d)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
Class
R6
8/31/26
15.98 0.98 — 0.98 (0.97) — — (0.97) 15.99
8/31/25
15.65 0.94 0.32 1.26 (0.93) — — (0.93) 15.98
8/31/24
14.51 0.90 1.16 2.06 (0.92) — — (0.92) 15.65
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22
(d)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
Class
I
8/31/26
15.95 0.96 (0.01) 0.95 (0.95) — — (0.95) 15.95
8/31/25
15.62 0.92 0.33 1.25 (0.92) — — (0.92) 15.95
8/31/24
14.47 0.88 1.18 2.06 (0.91) — — (0.91) 15.62
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22
(d)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .80% $ 466,056 0 .99% 0 .99% 5 .71% 15%
8 .03 463,327 1 .00 1 .00 5 .66 28
14 .31 441,911 1 .03 1 .03 5 .65 22
( 1 .21 ) 459,831 1 .01 1 .01 5 .36 22
( 9 .07 ) 551,741 0 .99
(e)
0 .99
(e)
4 .34
(e)
12
11 .79 597,657 0 .99 0 .99 4 .32 14
5 .03 104,298 1 .74 1 .74 4 .96 15
7 .22 113,220 1 .75 1 .75 4 .90 28
13 .46 130,468 1 .78 1 .78 4 .90 22
( 1 .93 ) 146,126 1 .76 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74
(e)
1 .74
(e)
3 .57
(e)
12
10 .96 232,618 1 .74 1 .74 3 .57 14
6 .20 1,245,844 0 .67 0 .66 6 .06 15
8 .35 857,656 0 .68 0 .68 5 .97 28
14 .62 634,395 0 .70 0 .70 5 .96 22
( 0 .81 ) 559,817 0 .69 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67
(e)
0 .67
(e)
4 .65
(e)
12
12 .16 944,235 0 .68 0 .68 4 .65 14
6 .06 4,367,225 0 .74 0 .74 5 .97 15
8 .28 3,983,458 0 .75 0 .75 5 .91 28
14 .64 3,636,249 0 .78 0 .78 5 .89 22
( 0 .94 ) 3,222,096 0 .76 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74
(e)
0 .74
(e)
4 .57
(e)
12
12 .11 3,842,118 0 .74 0 .74 4 .57 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
8/31/26
$ 9.93 $ 0.54 $ (0.10) $ 0.44 $ (0.54) $ — $ (0.54) $ 9.83
8/31/25
9.99 0.58 (0.02) 0.56 (0.62) — (0.62) 9.93
8/31/24
9.55 0.57 0.45 1.02 (0.58) — (0.58) 9.99
8/31/23
9.78 0.49 (0.23) 0.26 (0.49) — (0.49) 9.55
8/31/22
(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
Class
C
8/31/26
9.88 0.46 (0.09) 0.37 (0.46) — (0.46) 9.79
8/31/25
9.94 0.50 (0.01) 0.49 (0.55) — (0.55) 9.88
8/31/24
9.51 0.50 0.43 0.93 (0.50) — (0.50) 9.94
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22
(d)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
Class
R6
8/31/26
9.97 0.57 (0.10) 0.47 (0.57) — (0.57) 9.87
8/31/25
10.02 0.61 — 0.61 (0.66) — (0.66) 9.97
8/31/24
9.59 0.61 0.43 1.04 (0.61) — (0.61) 10.02
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22
(d)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
Class
I
8/31/26
9.93 0.56 (0.10) 0.46 (0.56) — (0.56) 9.83
8/31/25
9.99 0.60 (0.01) 0.59 (0.65) — (0.65) 9.93
8/31/24
9.55 0.60 0.44 1.04 (0.60) — (0.60) 9.99
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22
(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .56% $ 159,739 0 .87% 0 .80% 5 .39% 89%
5 .85 144,931 0 .87 0 .80 5 .84 87
11 .04 143,953 0 .93 0 .82 5 .94 60
2 .72 117,023 0 .96 0 .83 5 .12 66
1 .94 105,182 1 .02
(e)
0 .84
(e)
3 .99
(e)
10
( 11 .26 ) 102,000 0 .93 0 .83 3 .19 75
3 .76 26,989 1 .62 1 .55 4 .64 89
5 .06 21,434 1 .62 1 .55 5 .10 87
10 .11 14,533 1 .68 1 .57 5 .18 60
2 .04 12,794 1 .71 1 .59 4 .33 66
1 .82 18,212 1 .77
(e)
1 .59
(e)
3 .23
(e)
10
( 11 .91 ) 19,754 1 .68 1 .58 2 .43 75
4 .81 364,349 0 .54 0 .47 5 .72 89
6 .32 304,223 0 .54 0 .47 6 .18 87
11 .28 275,725 0 .59 0 .48 6 .28 60
3 .09 243,866 0 .62 0 .50 5 .45 66
2 .10 240,575 0 .69
(e)
0 .51
(e)
4 .31
(e)
10
( 10 .97 ) 236,581 0 .59 0 .49 3 .59 75
4 .70 894,013 0 .62 0 .55 5 .64 89
6 .12 671,636 0 .62 0 .55 6 .10 87
11 .32 482,436 0 .68 0 .57 6 .18 60
2 .97 327,839 0 .71 0 .58 5 .35 66
1 .99 329,623 0 .77
(e)
0 .59
(e)
4 .23
(e)
10
( 11 .01 ) 333,270 0 .68 0 .58 3 .46 75

Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible
Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the
“Funds”). Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27,
2006.
Current Fiscal Period : The end of the reporting period for the Funds is August 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Prior to August 1, 2026, Class A Share purchases of $1 million or more ($500,000 or more for Floating Rate Income) were sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Effective August 1, 2026, Class A
Share purchases of $250,000 or more for each Fund are sold at NAV without an up-front sales charge (although such purchases may be subject to a CDSC in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted. Class C Shares are sold without an up-front sales charge but may be subject to a CDSC of 1% if redeemed within eighteen months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Preferred Securities and Income and Strategic
Income are as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative value of the settled shares of each class.
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 789,317,524 12.6%
Canada 723,381,123 11.5
France 561,173,916 8.9
Spain 346,612,330 5.5
Switzerland 332,719,381 5.3
Netherlands 88,841,048 1.4
Finland 71,892,819 1.2
Mexico 61,106,781 1.0
Japan 51,899,388 0.8
Other 108,995,076 1.8
Total non-U.S. Securities $3,135,939,386 50.0%
Strategic Income Value
% of Total
Investments
Country:
Mexico $ 62,666,821 4.3%
Canada 30,815,895 2.1
Brazil 24,736,119 1.7
Saudi Arabia 18,134,153 1.2
Turkey 15,261,024 1.0
Chile 14,070,129 1.0
Colombia 13,439,673 0.9
Israel 12,798,719 0.9
India 11,901,010 0.8
Other 195,086,358 13.3
Total non-U.S. Securities $398,909,901 27.2%

Notes to Financial Statements
(continued)
Sub-transfer agent fees and similar fees are not charged to Class R6 Shares. Expenses directly attributable to a share class are recorded to that class. Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively, “12b-1 fees”).
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative value of the settled shares of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2026-03): In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic
820) Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The amendments in ASU 2026-03 require investment companies to consider the effect of contractual sale restrictions when measuring the fair value of certain equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction, for both annual and interim periods. The amendments in ASU 2026-03 are effective for interim reporting periods within annual reporting periods beginning after
December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 53,912,381 $ 358,833 $ 54,271,214
Common Stocks – 77,228 89 77,317
Corporate Bonds – 210,873,900 – 210,873,900
Mortgage-Backed Securities – 29,117,142 – 29,117,142
Preferred Stock 2,867,268 – – 2,867,268
Sovereign Debt – 17,584,400 – 17,584,400
Variable Rate Senior Loan Interests – 55,023,840 – 55,023,840
Investments Purchased with Collateral from Securities
Lending 10,400,575 – – 10,400,575
Short-Term Investments:
Repurchase Agreements – 3,676,092 – 3,676,092
$ 13,267,843 $ 370,264,983 $ 358,922 $ 383,891,748
Investments in Derivatives:
Forward Foreign Currency Contracts* $ – $ (12,606) $ – $ (12,606)
Futures Contracts* (161,407) – – (161,407)
$ (161,407) $ (12,606) $ – $ (174,013)

Notes to Financial Statements
(continued)
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 78,914,959 $ – $ – $ 78,914,959
Convertible Bonds – 8,863,865 – 8,863,865
Convertible Preferred Securities 34,168,478 – – 34,168,478
Corporate Bonds – 629,863,424 – 629,863,424
Preferred Stock 57,973,435 – – 57,973,435
Structured Notes – 25,548,167 – 25,548,167
Investments Purchased with Collateral from Securities
Lending 29,948,968 – – 29,948,968
Short-Term Investments:
Repurchase Agreements – 53,139,001 – 53,139,001
$ 201,005,840 $ 717,414,457 $ – $ 918,420,297
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 431,054 $ 2,916,026 $ 204,614 $ 3,551,694
Corporate Bonds – 205,587,383 310,288 205,897,671
Exchange-Traded Funds 57,250,865 – – 57,250,865
Variable Rate Senior Loan Interests – 1,785,160,465 26,593 1,785,187,058
Warrants – 235,734 – 235,734
Investments Purchased with Collateral from Securities
Lending 8,483,280 – – 8,483,280
Short-Term Investments:
Investment Companies 118,930,554 – – 118,930,554
$ 185,095,753 $ 1,993,899,608 $ 541,495 $ 2,179,536,856
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* $ – $ 416,550 $ – $ 416,550
$ – $ 416,550 $ – $ 416,550
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 721,527 $ – $ 721,527
Corporate Bonds – 494,321,289 – 494,321,289
Variable Rate Senior Loan Interests – 73,980,192 – 73,980,192
Investments Purchased with Collateral from Securities
Lending 21,387,381 – – 21,387,381
Short-Term Investments:
Investment Companies 21,062,041 – – 21,062,041
$ 42,449,422 $ 569,023,008 $ – $ 611,472,430
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 5,355,969,782 $ 78,055,840 $ 5,434,025,622
Exchange-Traded Funds 73,842,069 – – 73,842,069
Preferred Stock 495,984,535 – – 495,984,535
U.S. Government and Agency Obligations – 90,622,398 – 90,622,398
Investments Purchased with Collateral from Securities
Lending 159,345,348 – – 159,345,348
Short-Term Investments:
Repurchase Agreements – 23,410,229 – 23,410,229
$ 729,171,952 $ 5,470,002,409 $ 78,055,840 $ 6,277,230,201
Investments in Derivatives:
Futures Contracts* (2,466,674) – – (2,466,674)
$ (2,466,674) $ – $ – $ (2,466,674)

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 169,375,608 $ 983,135 $ 170,358,743
Corporate Bonds – 492,313,526 – 492,313,526
Mortgage-Backed Securities – 380,529,641 – 380,529,641
Municipal Bonds – 3,884,774 – 3,884,774
Sovereign Debt – 127,190,989 – 127,190,989
U.S. Government and Agency Obligations – 99,664,258 – 99,664,258
Variable Rate Senior Loan Interests – 140,707,986 – 140,707,986
Investments Purchased with Collateral from Securities
Lending 23,540,842 – – 23,540,842
Short-Term Investments:
Repurchase Agreements – 29,553,765 – 29,553,765
$ 23,540,842 $ 1,443,220,547 $ 983,135 $ 1,467,744,524
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* $ – $ (486,963) $ – $ (486,963)
Forward Foreign Currency Contracts* – (286,055) – (286,055)
Futures Contracts* (461,719) – – (461,719)
$ (461,719) $ (773,018) $ – $ (1,234,737)
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed
Securities
Balance at the beginning of period $89 $535,885
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) - (205,142)
Purchases at cost - -
Sales at proceeds - -
Net discounts (premiums) - 28,090
Transfers into - -
Transfers (out of) - -
Balance at the end of period $89 $358,833
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(205,142)
Level 3
Floating Rate Income
Common
Stocks
Corporate
Bonds
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $211,634 $- $26,593 $12,529
Gains (losses):
Net realized gains (losses) 101,218 - - -
Change in net unrealized appreciation (depreciation) (5,041) 32,747 (9,046) (12,015)
Purchases at cost - 277,541 - -
Sales at proceeds (103,197) - - -
Net discounts (premiums) - - 9,046 -
Transfers into - - - -
Transfers (out of) - - - (514)
Balance at the end of period $204,614 $310,288 $26,593 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(5,041)
$32,747
$(9,046) $-

Notes to Financial Statements
(continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Floating Rate Income Fund as of the end of the current fiscal period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $28,697,000
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 49,358,840
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $78,055,840
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $49,358,840
Level 3
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,098,735
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (2,643)
Purchases at cost -
Sales at proceeds (112,957)
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $983,135
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(2,643)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Impact to
Valuation from an
Increase in Input*
Credit Income Asset-Backed Securities $358,833 Indicative Trade Broker Quote $23.53 N/A Increase
Floating Rate
Income
Common Stocks $204,614 Transaction Based Acquisition Cost $1,000.00 N/A Increase
Variable Rate Senior Loan
Interests
26,593 Broker-Dealer Price
Quotation(s)
Litigation Proceeds $0.55 N/A Increase
Corporate Bonds 310,288 Expected Recovery Recovery Proceeds $1,119.34 N/A Increase
Total $541,495
Preferred
Securities and
Income
Corporate Bonds $78,055,840 Indicative Quote Broker Quote $34.00 N/A Increase
Strategic
Income
Asset-Backed Securities $983,135 Indicative Trade Broker Quote $88.59 N/A Increase
* Represents the directional change in the fair value of the Level 3 instruments that could have resulted from an increase in the corresponding input as of the end of the reporting period. A decrease to the unobservable input would have had the opposite effect. Significant changes to these inputs may have resulted in a significantly higher or lower fair value measurement at the end of the reporting period.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Warrants - - 514 - - (514)

4. Portfolio Securities
Unfunded Loan Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and Preferred Securities and Income) may have unfunded loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/
or liquid senior loans having an aggregate value at least equal to the amount of unfunded loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded loan commitments were as follows:
Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred
Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Outstanding Unfunded Loan Commitments
Credit Income $ 146,097
Floating Rate Income 5,563,675
Strategic Income 328,621
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
1
Credit Income $– $9,945,997 $10,400,575
2
Flexible Income – 28,601,788 29,948,968
3
Floating Rate Income 8,251,012 – 8,483,280
4
High Yield Income – 20,444,900 21,387,381
5
Preferred Securities and Income 173,777 152,060,089 159,345,348
6
Strategic Income – 21,329,705 23,540,842
*May include cash and investment of cash collateral.

Notes to Financial Statements
(continued)
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, Credit Income and Strategic Income used forward foreign currency contracts to manage non-U.S. dollar denominated currency exposure.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $ 3,676,092 $ (3,749,833)
Flexible Income Fixed Income Clearing Corporation 53,139,001 (54,202,058)
Preferred Securities and Income Fixed Income Clearing Corporation 23,410,229 (23,878,751)
Strategic Income Fixed Income Clearing Corporation 29,553,765 (30,145,004)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Credit Income
$ 382,904,505 $ 4,776,166 $ 225,515,837 $ 3,641,841
Flexible Income
330,528,992 — 348,725,214 —
Floating Rate Income
1,552,059,960 15,888,985 1,033,942,080 16,000,000
High Yield Income
663,553,194 — 680,406,221 —
Preferred Securities and Income
1,635,214,143 — 878,536,697 —
Strategic Income
788,761,074 704,604,696 399,510,884 757,216,986
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
Credit Income $ 801,996
Strategic Income 12,533,325

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, Floating Rate Income used credit default swap contracts to purchase credit protection on a basket of high yield credits and Strategic
Income used credit default swap index contracts to gain broad exposure to the high yield bond market.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of swap contracts outstanding during the current fiscal period was as follows:
Futures Contracts: During the current fiscal period, Credit Income, Preferred Securities and Income and Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts*
Net Unrealized
Appreciation
(Depreciation) on
Forward Foreign
Currency Contracts
Collateral
Pledged
to (from)
Counterparty Net Exposure
Credit Income Barclays Bank PLC $ - $ (12,606) $ (12,606) $ - $ (12,606)
Strategic Income JP Morgan Chase Bank NA $ - $ (162,942) $ (162,942) $ - $ (162,942)
Morgan Stanley Capital Services
LLC - (123,113) (123,113) - (123,113)
Total $ - $ (298,661) $ (298,661) $ - $ (298,661)
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
Floating Rate Income $ 12,608,000
Strategic Income 29,900,000

Notes to Financial Statements
(continued)
receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 23,661,209
Preferred Securities and Income 349,817,643
Strategic Income 79,041,335
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (161,407)
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
- – Unrealized depreciation on
forward foreign currency
contracts
(12,606)
1 1 1 1 1 1 1 1
Floating Rate Income
Credit Default Swaps -
Centrally Cleared
Credit Unrealized appreciation on
swap contracts
**
416,550 - –
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
*
(2,466,674)
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
*
(461,719)
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
- – Unrealized depreciation on
forward foreign currency
contracts
(286,055)
Credit Default Swaps -
Centrally Cleared
Credit - – Unrealized depreciation on
swap contracts
**
(486,963)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statement of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.
** The fair value presented includes cumulative gain (loss) on open credit default swap contracts; however, the value reflected in the accompanying Statement of Assets and Liabilities is only the receivable or payable for variation margin on open credit default swap contracts.

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Forward foreign currency contracts Foreign currency exchange rate $ 19,858 $ (15,868)
Futures contracts Interest rate (619,141) (262,905)
Floating Rate Income
Swap contracts Credit 81,186 416,550
Preferred Securities and Income
Futures contracts Interest rate (9,448,290) (3,549,744)
Strategic Income
Forward foreign currency contracts Foreign currency exchange rate 596,291 (318,941)
Futures contracts Interest rate (690,844) (619,612)
Swap contracts Credit 128,366 (398,656)
Year Ended
8/31/26
Year Ended
8/31/25
Credit Income Shares Value Shares Value
Subscriptions:
Class A 1,523,583 $10,138,272 2,282,955 $15,290,614
Class A - automatic conversion of Class C 311 2,063 308 2,056
Class C 198,678 1,319,690 366,389 2,435,023
Class I 30,318,535 202,309,617 26,375,081 175,432,785
Total subscriptions 32,041,107 213,769,642 29,024,733 193,160,478
Reinvestments of distributions:
Class A 439,366 2,917,080 584,641 3,903,492
Class C 56,068 371,654 70,987 473,436
Class I 2,970,122 19,747,009 981,204 6,542,355
Total reinvestments of distributions 3,465,556 23,035,743 1,636,832 10,919,283
Redemptions:
Class A (2,172,934) (14,438,922) (2,871,275) (19,190,675)
Class C (281,615) (1,868,819) (428,065) (2,850,165)
Class C - automatic conversion to Class A (311) (2,063) (309) (2,056)
Class I (11,186,526) (74,272,555) (5,642,489) (37,816,414)
Total redemptions (13,641,386) (90,582,359) (8,942,138) (59,859,310)
Net increase (decrease) 21,865,277 $146,223,026 21,719,427 $144,220,451

Notes to Financial Statements
(continued)
Year Ended
8/31/26
Year Ended
8/31/25
Flexible Income Shares Value Shares Value
Subscriptions:
Class A 1,880,684 $37,394,131 1,424,462 $26,905,852
Class A - automatic conversion of Class C 3,146 62,486 1,277 24,172
Class C 362,880 7,222,518 126,259 2,384,651
Class R6 1,744,499 35,062,865 77,752 1,474,868
Class I 9,484,656 190,181,107 3,921,034 74,131,230
Total subscriptions 13,475,865 269,923,107 5,550,784 104,920,773
Reinvestments of distributions:
Class A 474,579 9,442,246 449,679 8,497,666
Class C 188,303 3,736,672 224,529 4,234,800
Class R6 19,033 382,701 12,574 239,325
Class I 1,538,789 30,644,025 1,731,313 32,756,020
Total reinvestments of distributions 2,220,704 44,205,644 2,418,095 45,727,811
Redemptions:
Class A (1,953,151) (38,786,218) (2,589,956) (48,864,945)
Class C (1,447,692) (28,714,570) (2,117,089) (39,848,883)
Class C - automatic conversion to Class A (3,152) (62,486) (1,279) (24,172)
Class R6 (112,863) (2,256,377) (108,265) (2,054,292)
Class I (11,041,453) (220,198,398) (14,423,204) (272,034,126)
Total redemptions (14,558,311) (290,018,049) (19,239,793) (362,826,418)
Net increase (decrease) 1,138,258 $24,110,702 (11,270,914) $(212,177,834)
Year Ended
8/31/26
Year Ended
8/31/25
Floating Rate Income Shares Value Shares Value
Subscriptions:
Class A 2,606,997 $46,403,897 5,285,888 $95,655,468
Class A - automatic conversion of Class C 499 8,840 1,858 33,722
Class C 351,926 6,266,342 628,381 11,364,708
Class R6 36,776,511 662,310,732 4,512,867 81,874,956
Class I 32,638,182 581,412,827 32,543,677 589,601,192
Total subscriptions 72,374,115 1,296,402,638 42,972,671 778,530,046
Reinvestments of distributions:
Class A 588,486 10,470,687 761,234 13,758,055
Class C 124,866 2,221,635 169,657 3,067,018
Class R6 2,709,740 48,385,671 986,255 17,921,662
Class I 3,577,352 63,684,791 4,093,610 74,061,454
Total reinvestments of distributions 7,000,444 124,762,784 6,010,756 108,808,189
Redemptions:
Class A (5,173,432) (92,063,907) (5,799,007) (104,401,809)
Class C (893,206) (15,908,658) (1,036,766) (18,746,929)
Class C - automatic conversion to Class A (499) (8,840) (1,858) (33,722)
Class R6 (10,219,900) (182,868,535) (5,252,765) (95,546,624)
Class I (31,066,543) (553,662,238) (31,888,199) (575,196,141)
Total redemptions (47,353,580) (844,512,178) (43,978,595) (793,925,225)
Net increase (decrease) 32,020,979 $576,653,244 5,004,832 $93,413,010

Year Ended
8/31/26
Year Ended
8/31/25
High Yield Income Shares Value Shares Value
Subscriptions:
Class A 1,091,360 $19,458,962 818,647 $14,613,283
Class A - automatic conversion of Class C — — 840 15,107
Class C 348,079 6,196,044 224,268 4,004,875
Class R6 415,907 7,454,663 2,212,975 39,894,865
Class I 10,014,432 178,492,471 5,090,857 90,990,538
Total subscriptions 11,869,778 211,602,140 8,347,587 149,518,668
Reinvestments of distributions:
Class A 231,822 4,127,764 232,287 4,139,467
Class C 43,415 772,286 45,788 814,919
Class R6 93,466 1,674,823 86,098 1,543,047
Class I 1,847,893 32,953,699 2,396,260 42,758,588
Total reinvestments of distributions 2,216,596 39,528,572 2,760,433 49,256,021
Redemptions:
Class A (1,091,239) (19,421,645) (1,004,820) (17,848,293)
Class C (225,848) (4,017,483) (300,377) (5,330,221)
Class C - automatic conversion to Class A — — (840) (15,107)
Class R6 (113,532) (2,036,162) (2,151,348) (38,622,505)
Class I (12,999,856) (232,139,718) (10,717,275) (190,363,008)
Total redemptions (14,430,475) (257,615,008) (14,174,660) (252,179,134)
Net increase (decrease) (344,101) $(6,484,296) (3,066,640) $(53,404,445)
Year Ended
8/31/26
Year Ended
8/31/25
Preferred Securities and Income Shares Value Shares Value
Subscriptions:
Class A 6,172,275 $99,586,273 7,682,763 $120,155,000
Class A - automatic conversion of Class C — — 1,697 26,930
Class C 1,577,745 25,547,268 1,098,444 17,227,064
Class R6 38,902,042 630,942,795 26,263,698 412,696,662
Class I 80,607,547 1,301,673,102 77,811,701 1,216,989,771
Total subscriptions 127,259,609 2,057,749,438 112,858,303 1,767,095,427
Reinvestments of distributions:
Class A 1,455,320 23,456,077 1,432,171 22,432,813
Class C 317,083 5,114,609 356,562 5,588,025
Class R6 3,414,183 55,171,668 1,907,089 29,999,323
Class I 13,056,451 210,643,297 12,233,625 191,841,229
Total reinvestments of distributions 18,243,037 294,385,651 15,929,447 249,861,390
Redemptions:
Class A (7,468,598) (120,351,397) (8,352,879) (130,606,969)
Class C (2,456,778) (39,634,375) (2,706,946) (42,329,861)
Class C - automatic conversion to Class A — — (1,696) (26,930)
Class R6 (18,064,821) (292,012,916) (15,043,589) (236,097,567)
Class I (69,727,428) (1,124,932,375) (73,078,945) (1,141,388,008)
Total redemptions (97,717,625) (1,576,931,063) (99,184,055) (1,550,449,335)
Net increase (decrease) 47,785,021 $775,204,026 29,603,695 $466,507,482

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, foreign currency transactions, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
8/31/26
Year Ended
8/31/25
Strategic Income Shares Value Shares Value
Subscriptions:
Class A 4,688,057 $46,798,620 4,876,876 $48,144,280
Class A - automatic conversion of Class C 1,997 19,817 2,824 27,902
Class C 1,057,462 10,498,644 1,199,989 11,836,037
Class R6 7,405,471 74,006,010 5,427,815 53,714,595
Class I 42,126,580 419,724,224 34,138,673 336,967,623
Total subscriptions 55,279,567 551,047,315 45,646,177 450,690,437
Reinvestments of distributions:
Class A 721,322 7,175,603 770,855 7,621,078
Class C 103,424 1,023,730 95,960 943,896
Class R6 1,868,014 18,644,767 1,882,852 18,677,958
Class I 3,762,668 37,413,154 3,138,098 31,010,735
Total reinvestments of distributions 6,455,428 64,257,254 5,887,765 58,253,667
Redemptions:
Class A (3,759,586) (37,450,420) (5,472,949) (54,018,163)
Class C (569,909) (5,637,800) (586,954) (5,767,776)
Class C - automatic conversion to Class A (2,008) (19,817) (2,836) (27,902)
Class R6 (2,870,807) (28,658,321) (4,297,518) (42,344,642)
Class I (22,606,667) (224,931,837) (17,956,725) (176,745,455)
Total redemptions (29,808,977) (296,698,195) (28,316,982) (278,903,938)
Net increase (decrease) 31,926,018 $318,606,374 23,216,960 $230,040,166
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 384,461,190 $ 4,391,143 $ (5,134,598) $ (743,455)
Flexible Income
901,113,133 35,181,090 (17,873,926) 17,307,164
Floating Rate Income
2,192,657,114 21,568,907 (34,272,615) (12,703,708)
High Yield Income
607,782,022 8,584,221 (4,893,813) 3,690,408
Preferred Securities and Income
6,304,521,199 136,742,865 (166,500,537) (29,757,672)
Strategic Income
1,485,381,812 13,734,608 (32,606,633) (18,872,025)

As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 1,413,928 $ — $ (743,360) $ (141,956,672) $ — $ (2,081,509) $ (143,367,613)
Flexible Income
24,453,459 — 17,307,164 (234,034,189) — (3,811,867) (196,085,433)
Floating Rate Income
6,516,979 — (12,703,708) (340,039,949) — (11,428,469) (357,655,147)
High Yield Income
3,534,329 — 3,690,312 (219,188,247) — (3,385,609) (215,349,215)
Preferred Securities and
Income
11,939,900 — (29,757,672) (462,654,606) — (31,172,036) (511,644,414)
Strategic Income
2,473,725 — (18,875,966) (105,731,820) — (6,518,084) (128,652,145)
8/31/26 8/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Credit Income
$ 23,267,156 $ — $ — $ 11,216,475 $ — $ —
Flexible Income
46,567,190 — — 32,645,558 — 14,569,434
Floating Rate Income
135,918,059 — — 122,314,724 — —
High Yield Income
40,417,600 — — 50,976,650 — —
Preferred Securities and Income
344,782,289 — — 289,460,431 — —
Strategic Income
74,116,076 — — 66,939,188 — —
Fund Short-Term Long-Term Total
Credit Income $ 48,196,220 $ 93,760,452 $ 141,956,672
Flexible Income 79,225,478 154,808,711 234,034,189
Floating Rate Income 95,318,498 244,721,451 340,039,949
High Yield Income 27,970,852 191,217,395 219,188,247
Preferred Securities and Income 118,686,603 343,968,003 462,654,606
Strategic Income 40,180,331 65,551,489 105,731,820
Fund
Utilized
Credit Income
$ —
Flexible Income
22,629,034
Floating Rate Income
—
High Yield Income
1,846,895
Preferred Securities and Income
977,675
Strategic Income
—

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds that are series of the TIAA-CREF
Funds and the TIAA-CREF Life Funds (except those identified above) (the "Eligible Former TIAA-CREF Funds"). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the Eligible Former TIAA-CREF Funds on May 1, 2033. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the fund-level and complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Credit Income
0.3875% 0.1545% 0.5420%
Flexible Income
0.5248 0.1545 0.6793
Floating Rate Income
0.4095 0.1545 0.5640
High Yield Income
0.4311 0.1545 0.5856
Preferred Securities and Income
0.4822 0.1545 0.6367
Strategic Income
0.3263 0.1545 0.4808

The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2028 N/A
Flexible Income 0.75% July 31, 2028 1.25%
Floating Rate Income 0.85% July 31, 2028 1.10%
High Yield Income 0.79% July 31, 2028 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2028 N/A
N/A - Not Applicable.
Fund
Value
Credit Income
$ —
Flexible Income
26,301
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund
Purchases Sales
Realized
Gain (Loss)
Credit Income
$ — $ — $ —
Flexible Income
— 3,173,492 (1,895,688)
Floating Rate Income
— — —
High Yield Income
— — —
Preferred Securities and Income
— — —
Strategic Income
— — —

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Credit Income
$ 60,215 $ 53,709
Flexible Income
148,903 137,415
Floating Rate Income
154,445 145,116
High Yield Income
202,780 178,833
Preferred Securities and Income
519,477 483,233
Strategic Income
347,641 324,170
Fund
Commission
Advances
Credit Income
$ 16,012
Flexible Income
110,446
Floating Rate Income
156,498
High Yield Income
48,125
Preferred Securities and Income
455,439
Strategic Income
246,765
Fund
12b-1 Fees
Retained
Credit Income
$ 15,199
Flexible Income
31,870
Floating Rate Income
54,728
High Yield Income
22,509
Preferred Securities and Income
167,224
Strategic Income
70,622
Fund
CDSC
Retained
Credit Income
$ 1,665
Flexible Income
1,266
Floating Rate Income
27,507
High Yield Income
4,727
Preferred Securities and Income
41,099
Strategic Income
3,755

Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.
Underlying Fund
Nuveen
Lifecycle
Funds Total
Credit Income –% –%
Flexible Income –% –%
Floating Rate Income 24% 24%
High Yield Income –% –%
Preferred Securities and Income –% –%
Strategic Income –% –%
Issue
Value at
8/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
8/31/26
Value at
8/31/26
Dividend
Income
Credit Income
Exchange-Traded Funds
Nuveen High Yield Corporate
Bond ETF $– $4,985,000 $4,927,000 $(58,000) $– – $– $58,100
Total $– $4,985,000 $4,927,000 $(58,000) $– – $– $58,100
Floating Rate Income
Exchange-Traded Funds
Nuveen AA-BBB CLO ETF $– $1,002,600 $– $– $732 40,000 $1,003,332 $37,420
Total $– $1,002,600 $– $– $732 40,000 $1,003,332 $37,420
High Yield Income
Exchange-Traded Funds
Nuveen AA-BBB CLO ETF $– $2,748,350 $2,753,850 $5,500 $– – $– $–
Total $– $2,748,350 $2,753,850 $5,500 $– – $– $–
Preferred Securities and Income
Exchange-Traded Funds
Nuveen Preferred And Income
ETF $– $74,903,375 $– $– $(1,061,306) 2,847,000 $73,842,069 $2,788,823
Total $– $74,903,375 $– $– $(1,061,306) 2,847,000 $73,842,069 $2,788,823

Notes to Financial Statements
(continued)
are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
12,700,000
Strategic Income
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Interest Rate as of
End of Period
Credit Income
— $ — — % — %
Flexible Income
— — — —
Floating Rate Income
— — — —
High Yield Income
— — — —
Preferred Securities and Income
2 11,250,000 4.84 —
Strategic Income
— — — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund Percentage
Credit Income
1 .7%
Flexible Income
52 .4
Floating Rate Income
–
High Yield Income
0 .9
Preferred Securities and Income
47 .4
Strategic Income
4 .2
Fund Percentage
Credit Income
3 .6%
Flexible Income
58 .0
Floating Rate Income
–
High Yield Income
0 .9
Preferred Securities and Income
100 .0
Strategic Income
7 .7

Important Tax Information
(continued)
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Credit Income
66 .1% 74 .4%
Flexible Income
70 .5 38 .6
Floating Rate Income
63 .7 95 .8
High Yield Income
79 .5 80 .0
Preferred Securities and Income
16 .6 4 .0
Strategic Income
58 .7 70 .1
Fund Percentage
Credit Income
82 .8%
Flexible Income
76 .7
Floating Rate Income
91 .0
High Yield Income
91 .4
Preferred Securities and Income
11 .9
Strategic Income
84 .8

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors/trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Credit Income Fund

Nuveen Flexible Income Fund

Nuveen Floating Rate Income Fund

Nuveen High Yield Income Fund

Nuveen Preferred Securities and Income Fund

Nuveen Strategic Income Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Directors or Trustees (collectively, the “Board,” and each Director or Trustee, a “Board Member”) of Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V approved, for each of the respective applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

2

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

4

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Credit Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

Nuveen Flexible Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Second Quartile	Third Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

● ● In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

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Nuveen Floating Rate Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Second Quartile	First Quartile
Performance Benchmark	Outperformed	Underperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen High Yield Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

● ● In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in the Fund’s relative ranking as a result of the change in Broadridge methodology.

● ● The Board further considered the Fund’s investment strategy and the Fund’s yield that the Fund provided over the 12 month period compared to that provided by the peers in the Expense Group.

Nuveen Preferred Securities and Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen Strategic Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested directors or trustees, as applicable, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust III

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)